Registration Nos.  33-2460
                                                                        811-4819

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]


                        Pre-Effective Amendment No.                        [ ]
                        Post-Effective Amendment No.  15                   [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 19                            [X]


                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                               (Name of Depositor)

                          11825 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
              (Address of Depositor's Principal Executive Offices)

                                 (317) 817-3700
               (Depositor's Telephone Number, including Area Code)

                              Michael A. Colliflower
                    Great American Reserve Insurance Company
                          11825 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate space):

[ ]               immediately upon filing pursuant to paragraph (b) of Rule 485
[X]               on May 1, 1998 pursuant to paragraph (b) of Rule 485
[ ]               60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ]               on [date] pursuant to paragraph (a) (1) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post- effective amendment

Title of Securities Registered:
    Individual Variable Deferred Annuity Contracts




                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                                    FORM N-4

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        Under The Securities Act of 1933

Form N-4
Item No.                                    PART A - Prospectus Caption
- --------                                             ------------------
 1.    Cover Page...................................       Cover Page

 2.    Definitions..................................       Definitions

 3.    Synopsis or Highlights.......................       Summary

 4.    Condensed Financial Information..............       Condensed Financial Information

 5.    General Description of Registrant,...........       Great American Reserve, Variable Account, and
       Depositor and Portfolio Companies                   Investment Options

 6.    Deductions and Expense.......................       Contract Charges

 7.    General Description of Variable..............       The Contracts
       Annuity Contracts

 8.    Annuity Period ..............................       The Contracts
                                                           Section B. Annuity Provisions

 9.    Death Benefit................................       The Contracts
                                                           Section B.  Annuity Provisions:  Death Benefit During
                                                           the Annuity Period

10.    Purchase and Contract Values.................       Great American Reserve, Variable Account, and
                                                           Investment Options
                                                           The Contracts
                                                           Section A. Accumulation Provisions

11.    Redemptions..................................       The Contracts
                                                           Section B. Annuity Provisions

12.    Taxes........................................       Federal Tax Status

13.    Legal Proceedings............................       Not Applicable

14.    Table of Contents of the Statement...........       Table of Contents of the Statement
       of Additional Information                           of Additional Information


Form N-4
Item No.
                                                  PART B - Statement of Additional Information
                                                           -----------------------------------
15.    Cover Page...................................       Statement of Additional Information
                                                           Cover Page

16.    Table of Contents............................       Table of Contents

17.    General Information and History..............       General Information and History

18.    Services.....................................       Not Applicable

19.    Purchase of Securities.......................       Not Applicable
       Being Offered

20.    Underwriters.................................       Distribution

21.    Calculation of Performance Data..............       Calculation of Yield Quotations, Calculation of
                                                           Total Return Quotations, and Other Performance Data

22.    Annuity Payments.............................       Not Applicable

23.    Financial Statements.........................       Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.


                                     PART A

                                                                 GREAT AMERICAN
                                                                        RESERVE
                                                                 1998 ACCOUNT C
                                                    INDIVIDUAL VARIABLE ANNUITY
-------------------------------------------------------------------------------

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS


                                   OFFERED BY
                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                             ADMINISTRATIVE OFFICE:
                 11815 N. PENNSYLVANIA STREET, CARMEL, IN 46032
                                 (317) 817-3700


    The Individual Variable Deferred Annuity Contracts (the "Contracts") described by this Prospectus are offered by Great American Reserve Insurance Company ("Great American Reserve"). The Contracts are designed for use in retirement planning for individuals. Both flexible installment purchase payment and single payment annuity Contracts are offered by this Prospectus. Purchase Payments received with respect to the Contracts (subject to certain deductions) are deposited by Great American Reserve in the Fixed Account and/or the separate investment account entitled Great American Reserve Variable Annuity Account C (the "Variable Account") for further investment.

    The  Variable  Account is a unit  investment  trust  separate  account.  The
Variable Account consists of 40 sub-accounts ("Sub-accounts"), each of which invests in shares of the eligible open-end management investment companies ("Funds"). The Sub-accounts invest in shares of the following Funds: the Conseco
Series  Trust  Asset  Allocation,   Common  Stock,  Corporate  Bond,  Government
Securities and Money Market Portfolios; the Alger American Fund Growth, Leveraged AllCap, MidCap Growth, and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. VP International, VP Value and VP Income & Growth Funds; the Berger Institutional Products Trust Berger IPT - 100, Berger IPT - Growth and Income, Berger IPT - Small Company Growth and Berger/BIAM IPT - International Funds; The Dreyfus Socially Responsible Growth Fund, Inc.; the Dreyfus Stock Index Fund; the Dreyfus Variable Investment Fund International Value and Disciplined Stock Portfolios; the Federated Insurance Series High Income Bond II, International Equity II and Utility II Funds; the INVESCO Variable Investment Funds, Inc. INVESCO VIF -
High Yield and INVESCO VIF - Industrial Income Portfolios; the Janus Aspen Series Aggressive Growth, Growth and Worldwide Growth Portfolios; the Lazard Retirement Series, Inc. Lazard Retirement Equity and Lazard Retirement Small
Cap Portfolios; the Lord Abbett Series Fund, Inc. Growth and Income
Portfolio; the Mitchell Hutchins Series Trust Growth and Income Portfolio;
the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Opportunity Fund II, Inc. Opportunity Fund II; the Strong Variable Insurance Funds, Inc. Growth Fund II; and the Van Eck Worldwide Insurance Trust Worldwide Hard Assets, Worldwide Bond, Worldwide Emerging Markets and Worldwide Real Estate Funds.

TEN OF THESE FUNDS, INCLUDING THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. VP INCOME & GROWTH FUND; THE INVESCO VARIABLE INVESTMENT FUNDS, INC. INVESCO VIF - HIGH YIELD AND INVESCO VIF - INDUSTRIAL INCOME PORTFOLIOS; THE DREYFUS VARIABLE INVESTMENT FUND, INC. INTERNATIONAL VALUE AND DISCIPLINED STOCK PORTFOLIOS; THE LAZARD RETIREMENT SERIES, INC. LAZARD RETIREMENT EQUITY AND LAZARD RETIREMENT SMALL CAP PORTFOLIOS; THE LORD ABBETT SERIES FUND, INC. GROWTH AND INCOME PORTFOLIO; THE MITCHELL HUTCHINS SERIES TRUST GROWTH AND INCOME PORTFOLIO; AND THE VAN ECK WORLDWIDE INSURANCE TRUST WORLDWIDE REAL ESTATE FUND WILL BE AVAILABLE FOR THE FIRST TIME UNDER THE CONTRACTS ON MAY 1, 1998. The availability of such Funds may be delayed beyond May 1, 1998, pending receipt of state approvals. Before investing in any of the Sub-accounts, carefully review the prospectuses of the eligible Funds.

    This Prospectus contains information regarding the Contracts which investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information about the Variable Account has been filed with the Securities and Exchange Commission ("SEC") and is available without charge upon request. To obtain a free copy, contact Great American Reserve at the address or telephone number given above. The Table of Contents of the Statement of Additional Information appears in this Prospectus on page __. The Statement of Additional Information dated May 1, 1998, is incorporated herein by reference. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding companies that file electronically with the SEC.

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Investors should read and retain this Prospectus for future reference.

The date of this Prospectus is May 1, 1998.

TABLE OF CONTENTS
                                                      PAGE
Definitions..............................................
Summary..................................................
Fee Table................................................
Condensed Financial Information.........................
Great American Reserve, Variable Account,
and the Investment Options
     A. Great American Reserve..........................
     B. Variable Account ...............................
     C. Investment Options .............................
The Contracts
     A. Accumulation Provisions
        PURCHASE PAYMENTS...............................
        ACCUMULATION UNITS..............................
        ALLOCATION OF PURCHASE
           PAYMENTS AND TRANSFERS.......................
        DOLLAR COST AVERAGING...........................
        REBALANCING.....................................
        SWEEPS..........................................
        VALUE OF AN INDIVIDUAL ACCOUNT..................
        NET INVESTMENT FACTOR FOR EACH
           VALUATION PERIOD.............................
        INFORMATION ON THE FIXED ACCOUNT................
        WITHDRAWALS.....................................
        SYSTEMATIC WITHDRAWAL PLAN......................
        CHECK WRITING...................................
        LOANS...........................................
        Contract Charges
           PREMIUM TAXES................................
           ADMINISTRATIVE CHARGE........................
           MORTALITY AND EXPENSE RISK CHARGE............
           WITHDRAWAL CHARGE............................
           EXPENSE GUARANTEE AGREEMENT..................
           OTHER CHARGES................................
        DEATH BENEFITS..................................
        RESTRICTIONS UNDER OPTIONAL
           RETIREMENT PROGRAMS..........................
        RESTRICTIONS UNDER SECTION 403(B)
           PLANS........................................
     B. Annuity Provisions
         ELECTING THE ANNUITY PERIOD
              AND FORM OF ANNUITY.......................
         ANNUITY OPTIONS................................
         DETERMINATION OF AMOUNT OF THE
         FIRST MONTHLY VARIABLE ANNUITY
              PAYMENT...................................
         VALUE OF AN ANNUITY UNIT.......................
         AMOUNTS OF SUBSEQUENT
              MONTHLY VARIABLE ANNUITY
              PAYMENTS..................................
         TRANSFERS DURING THE ANNUITY PERIOD............
         DEATH BENEFIT DURING THE ANNUITY
              PERIOD....................................
     C.  Other Contract Provisions
         TYPE OF CONTRACT...............................
         COMPANY APPROVAL...............................
         TEN-DAY RIGHT TO REVIEW........................
         ASSIGNMENT.....................................
FEDERAL TAX STATUS
     General............................................
     Diversification....................................
     Multiple Contracts.................................
     Contracts Owned by Other than Natural Persons......
     Tax Treatment of Assignments.......................
     Income Tax Withholding.............................
     Tax Treatment of Withdrawals-
       Non-qualified Contracts..........................
     Qualified Plans....................................
     Tax Treatment of Withdrawals-
       Qualified Contracts..............................
     Tax Sheltered Annuities-
       Withdrawal Limitations...........................
     Mandatory Distributions - Qualified Plans..........

Voting Rights...........................................
General Matters
     PERFORMANCE INFORMATION............................
     DISTRIBUTION OF CONTRACTS..........................
     CONTRACT OWNER INQUIRIES...........................
     LEGAL PROCEEDINGS..................................
     OTHER INFORMATION..................................
Table of Contents of the Statement of
     Additional Information.............................

DEFINITIONS

    ACCUMULATION PERIOD: The period before the commencement of annuity payments, during which purchase payments are accumulated for payment of future annuity benefits.

    ACCUMULATION UNIT: An accounting unit of measure used to calculate the values during the accumulation period.

    AMOUNT REDEEMED: The total value of the accumulation units canceled upon partial or full withdrawal during the accumulation period.

    ANNUITANT: The named individual upon whose life annuity payments are based and who receives annuity payments.

    ANNUITY: A series of payments for life; or for life with a minimum number of payments certain; or for the joint lifetime of the annuitant and a second person and thereafter during the remaining lifetime of the survivor; or for a certain period; or for a certain payment amount.

    ANNUITY PERIOD: The period following the commencement of annuity payments.

    ANNUITY UNIT: An accounting unit of measure used to calculate the amount of annuity payments.

    CONTRACT OWNER: The individual, corporation, trust, association, partnership or other entity entitled to all of the ownership rights under the contract. Also referred to as "you" or "your."

    CONTRACT VALUE: The total of your individual account values held under the contract in each investment option of the variable account plus the fixed account.

    FIXED ACCOUNT: The general account of Great American Reserve in which you may choose to allocate purchase payments and contract values. It provides guaranteed values and periodically adjusted interest rates.

    GREAT AMERICAN RESERVE: Great American Reserve Insurance Company. Also referred to as "we" or "us".

    GREAT  AMERICAN  RESERVE  VARIABLE  ANNUITY  ACCOUNT C  (VARIABLE  ACCOUNT):
Pursuant to the insurance laws of Texas, assets attributable to the variable portions of contracts are segregated from other assets of Great American Reserve and are held in the Great American Reserve Variable Annuity Account C.

    INDIVIDUAL ACCOUNT: The record established by Great American Reserve which represents a contract owner's interest in an investment option during the accumulation period.

    INVESTMENT OPTIONS: The investment choices available to contract owners.

    PARTICIPANT: Any eligible person participating in a plan and for whom an individual account is established under a contract.

    PLAN: A voluntary program of an employer which qualifies for special tax treatment.

    PURCHASE PAYMENTS: Premium payments made to Great American Reserve under the terms of the contract.

    REDEMPTION PAYMENT: The amount paid upon a withdrawal request, equal to the amount redeemed less any applicable withdrawal charge and any administrative fee.

    VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

    VARIABLE ANNUITY: An annuity which provides retirement payments which vary in dollar amount with investment results.


SUMMARY

     THE CONTRACTS. The Contracts offered by this Prospectus are tax-deferred flexible purchase payment and single purchase payment variable annuity contracts. The Contracts provide for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. Except as specifically noted herein and set forth under the caption "Information on the Fixed Account," this Prospectus describes only the variable portion of the Contracts. The Contracts may be available in several states only through certain group retirement plans in those states.

     RETIREMENT PLANS. The Contracts may be issued pursuant to plans qualifying for special income tax treatment under the Internal Revenue Code (the "Code"), such as tax-sheltered annuities ("TSAs") and state and local government deferred compensation plans (see "Federal Tax Status").

     PURCHASE PAYMENTS. Certain Contracts permit Purchase Payments to be made on a flexible purchase payment basis. The minimum initial payment for the single-premium contracts is $10,000 and for flexible-premium contracts is $10, and for each subsequent payment is $10 per month. Purchase Payments may be made at any time, except that if a Purchase Payment exceeds $500,000, it will be accepted only with the prior approval of Great American Reserve (see "Purchase Payments").

     INVESTMENT OPTIONS. Purchase Payments may be allocated among the 41 investment options available under the Contracts: 40 variable investment options and one fixed option. The 40 variable investment options consist of Sub-accounts which invest in shares of the following Funds: the Conseco Series Trust Asset Allocation, Common Stock, Corporate Bond, Government Securities and Money Market Portfolios; the Alger American Fund Growth, Leveraged AllCap, MidCap Growth and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. VP International, VP Value and VP Income & Growth Funds; the Berger Institutional Products Trust Berger IPT - 100, Berger IPT - Growth and Income, Berger IPT - Small Company Growth and Berger/BIAM - IPT International Funds; The Dreyfus Socially Responsible Growth Fund, Inc.; the Dreyfus Stock Index Fund; the Dreyfus Variable Investment Fund International Value and Disciplined Stock Portfolios; the Federated Insurance Series High Income Bond II, International Equity II and Utility II Funds; INVESCO Variable Investment Funds, Inc. INVESCO VIF-High Yield and INVESCO VIF-Industrial Income
Portfolios; the Janus Aspen Series Aggressive Growth, Growth and Worldwide Growth Portfolios; the Lazard Retirement Series, Inc. Lazard Retirement Equity and Lazard Retirement Small Cap Portfolios; the Lord Abbett Series Fund, Inc. Growth and Income Portfolio; the Mitchell Hutchins Series Trust Growth and Income Portfolio; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Opportunity Fund II, Inc. Opportunity Fund, II; the Strong Variable Insurance Funds, Inc. Growth Fund
II; and the Van Eck Worldwide Insurance Trust Worldwide Hard Assets, Worldwide Bond, Worldwide Emerging Markets and Worldwide Real Estate Funds (see the accompanying prospectuses of the eligible Funds). The portion of the Contract Value in the Variable Account will reflect the investment performance of the investment options selected (see "Variable Account"). Purchase Payments may also be allocated to the Fixed Account (see "Information on the Fixed Account"). Subject to certain regulatory limitations Great
American Reserve may elect to add, subtract or substitute investment options.

     TRANSFERS. During the Accumulation Period, amounts may be transferred among the Variable Account investment options and from the Variable Account investment options to the Fixed Account investment option without charge. In addition, amounts may be transferred from the Fixed Account investment option to the Variable Account investment options, subject to a limit of 20 percent of the Fixed Account value per any six-month period (see "Information on the Fixed Account"). During the Annuity Period, transfers are not permitted from variable annuity options to fixed annuity options or from fixed annuity options to variable annuity options. Great American Reserve may impose certain additional limitations on transfers (see "Allocation of Purchase Payments and Transfers" and "Transfers During the Annuity Period"). Transfer privileges may also be used under special services offered by Great American Reserve to dollar cost average an investment in the contract (see "Dollar Cost Averaging"), transfer savings from the Fixed Account to another investment option (see "Sweeps"), or rebalance investments on a periodic basis (see "Rebalancing").

     WITHDRAWALS. The participant may withdraw all or a portion of the Contract Value. A withdrawal charge and an administrative fee (annual contract fee) may be imposed (see "Withdrawal Charge"). A withdrawa may also be subject to income taxes and a penalty tax (see "Federal Tax Status"). Withdrawal privileges may also be exercised pursuant to Great American Reserve's systematic withdrawal plan (see "Systematic Withdrawal Plan").

    LOANS. The contract may contain a loan provision in connection with certain qualified plans. Owners of such contracts may be eligible to obtain loans using the contract as the only security for the loan (see "Loans").

    DEATH BENEFIT. Generally, if the Owner, a Co-Owner, a Joint Owner or the Annuitant dies during the Accumulation Period, Great American Reserve will pay to the beneficiary the death benefit less any outstanding loans (see "Death Benefit").

    ANNUITY PAYMENTS. Great American Reserve offers a variety of fixed and variable annuity options. Periodic annuity payments will begin during the Annuity Period. The Contract Owner selects the date when annuity payments begin, frequency of payment and annuity option (see "Annuity Provisions").

    TEN-DAY REVIEW. Within 10 days of receipt of a Contract (or the period required in your state), a Contract Owner may cancel the Contract by returning it to Great American Reserve (see "Ten-Day Right to Review").

    TAXES. For TSA Contracts, there is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution. The penalty is not imposed under certain circumstances. (See "Federal Tax Status-Tax Treatment of Withdrawals - Qualified Contracts.") For TSA Contracts, withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in the Internal Revenue Code) are limited to circumstances only when the Contract Owner attains age 59 1/2, separates from service, dies, becomes disabled or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract value which represents contributions made by the Owner and does not include any investment results. (See "Federal Tax Status - Tax-Sheltered Annuities - Withdrawal Limitations.")

For Non-Qualified Contracts, there is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution. The penalty is not imposed under certain circumstances. In addition, the Contract provides that upon the death of the Annuitant prior to the Maturity Date, the death proceeds will be paid to the beneficiary. Such payments upon the death of the Annuitant who is not the Contract Owner do not qualify for the death of Contract Owner exception to the ten percent distribution penalty unless the beneficiary is 59 1/2 or one of the other exceptions to the penalty applies. (See "Federal Tax Status - Tax Treatment of Withdrawals- Non-Qualified Contracts").


    CHARGES AND DEDUCTIONS. The following fee table and examples are designed to assist Contract Owners in understanding the various expenses that Contract Owners bear directly and indirectly. The table reflects expenses of the Variable Account and the underlying Portfolios. The items listed under "Contract Owner Transaction Expenses" and "Annual Expenses of Variable Account" are described in this Prospectus (see "Contract Charges"). The items listed under "Annual Fund Expenses" are described in detail in the prospectuses of the eligible Funds to which reference should be made.

FEE TABLE
                                                                                 FLEXIBLE-PREMIUM                 SINGLE-PREMIUM
                                                                                 PAYMENT CONTRACT               PAYMENT CONTRACT
================================================================================================================================
Contract Owner Transaction Expenses (1)
     Sales Load Imposed on Purchases.........................................................None                      None
     Deferred Sales Load (as a percentage of amount redeemed) (2)
   CONTRACT YEAR
        1...................................................................................8.00%                     7.00%
        2...................................................................................7.00%                     6.00%
        3...................................................................................6.00%                     5.00%
        4...................................................................................5.00%                     4.00%
        5...................................................................................4.00%                     3.00%
        6...................................................................................3.00%                     0.00%
        7...................................................................................2.00%                     0.00%
        8...................................................................................1.00%                     0.00%
        Thereafter..........................................................................0.00%                     0.00%
     Surrender Fees..........................................................................None                      None
     Exchange Fee............................................................................None                      None
     Annual Contract Fee ....................................................................$ 20                      $ 25
Annual Expenses of Variable Account (as a percentage of average account value)
     Mortality and Expense Risk Fees .......................................................1.00%                     1.00%
     Other Expenses .........................................................................None                      None
Total Annual Expenses of Variable Account (3) ..............................................1.00%                     1.00%
================================================================================================================================


(1) Premium taxes are not shown. Any premium tax due may be deducted from Purchase Payments or from Individual Account values at the annuity commencement date or at such other time based on the sole discretion of the Company. The current range of premium taxes in jurisdictions in which the Contracts are made available is from 0 percent to 3.5 percent.

(2) Ten percent of the total accumulation of a flexible installment purchase payment contract may be redeemed without payment of a deferred sales load but no more than one redemption (withdrawal) may be made in any calendar year. Ten percent of the stipulated payment of a single payment contract may be withdrawn without payment of a deferred sales load each year beginning with the second contract year (see "Withdrawal Charges").

(3) Great American Reserve has guaranteed the total of the investment management fees charged against Conseco Series Trust's Common Stock, Corporate Bond and Money Market Portfolios whose shares are purchased by the Variable Account, plus the mortality and expense risk imposed upon the assets of the corresponding Sub-accounts of the Variable Account will not exceed an amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Combination not occurred (see "Expense Guarantee Agreement").



ANNUAL FUND EXPENSES (1)
(as a percentage of the average daily net assets of a Portfolio)

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)


                                                                                                 TOTAL ANNUAL
                                                                                 OTHER EXPENSES  PORTFOLIO
                                                                                 (AFTER EXPENSE  EXPENSES
                                                                                  REIMBURSEMENT (AFTER EXPENSE
                                                               MANAGEMENT   12b-1  FOR CERTAIN  REIMBURSEMENT FOR
                                                                  FEES      FEES   PORTFOLIOS)  CERTAIN PORTFOLIOS)
---------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST (1)
Asset Allocation Portfolio (2) .............................       0.55%    --         0.20%     0.75%
Common Stock Portfolio (2) .................................       0.60%    --         0.20%     0.80%
Corporate Bond Portfolio ...................................       0.50%    --         0.20%     0.70%
Government Securities Portfolio ............................       0.50%    --         0.20%     0.70%
Money Market Portfolio (2) .................................       0.25%    --         0.20%     0.45%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ............................       0.75%    --         0.04%     0.79%
Alger American Leveraged AllCap Portfolio (3) ..............       0.85%    --         0.15%     1.00%
Alger American MidCap Growth Portfolio .....................       0.80%    --         0.04%     0.84%
Alger American Small Capitalization Portfolio ..............       0.85%    --         0.04%     0.89%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC ..................
VP International ...........................................       1.50%    --         0.0%      1.50%
VP Value ...................................................       1.00%    --         0.0%      1.00%
VP Income & Growth .........................................       0.70%    --         0.0%      0.70%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--100 Fund (4) ...................................       0.00%    --         1.00%     1.00%
Berger IPT--Growth and Income Fund (4) .....................       0.00%    --         1.00%     1.00%
Berger IPT--Small Company Growth Fund (4) ..................       0.00%    --         1.15%     1.15%
Berger/BIAM IPT--International Fund (4) ....................       0.00%    --         1.20%     1.20%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                 0.75%    --         0.07%     0.82%

DREYFUS STOCK INDEX FUND     ...............................       0.25%    --         0.03%     0.28%

DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock Portfolio...............................         0.75%               0.27%     1.02%
International Value Portfolio...............................       1.00%               0.42%     1.42%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (5) .....................       0.51%    --         0.29%     0.80%
Federated International Equity Fund II (5) .................       0.02%    --         1.21%     1.23%
Federated Utility Fund II (5) ..............................       0.48%    --         0.37%     0.85%

INVESCO VARIABLE INVESTMENT FUND
INVESCO VIF - High Yield Portfolio (6) .....................        .60%    --          .27%      .87%
INVESCO VIF - Industrial Income Portfolio (6) ..............        .75%    --          .20%      .95%

JANUS ASPEN SERIES
Aggressive Growth Portfolio (7)  ...........................       0.73%    --         0.03%     0.76%
Growth Portfolio (7)  ......................................       0.65%    --         0.05%     0.70%
Worldwide Growth Portfolio (7) .............................       0.66%    --         0.08%     0.74%

LAZARD RETIREMENT SERIES, INC ..............................
Lazard Retirement Equity Portfolio (8)  ....................       0.75%   0.25%       0.50%     1.50%
Lazard Retirement Small Cap Portfolio (8) ..................       0.75%   0.25%       0.50%     1.50%

LORD ABBETT SERIES FUND, INC ...............................
Growth and Income Portfolio (9)  ...........................       0.50%   0.15%       0.02%     0.67%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio ................................       0.70%    --         0.88%     1.58%

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (10)
Limited Maturity Bond Portfolio ............................       0.65%    --         0.12%     0.77%
Partners Portfolio .........................................       0.80%    --         0.06%     0.86%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ........................................       1.00%    --         0.15%     1.15%

STRONG VARIABLE INSURANCE FUNDS, INC .......................
Growth Fund II (11) ........................................       1.00%    --         0.20%     1.20%

VAN ECK WORLDWIDE INSURANCE TRUST (12)
Worldwide Bond Fund ........................................       1.00%    --         0.12%     1.12%
Worldwide Emerging Markets Fund ............................       1.00%    --        (-.20)%    0.80%
Worldwide Hard Assets Fund .................................       1.00%    --         0.17%     1.17%
Worldwide Real Estate Fund .................................       0.00%    --         1.00%     1.00%


      (1) Conseco Capital Management, Inc., the investment adviser of Conseco Series Trust, has voluntarily agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each listed Portfolio, as long as such reimbursement would not result in a Portfolio's inability to qualify as a regulated investment company under the Code: 0.75% for the Asset Allocation Portfolio; 0.80% for the Common Stock Portfolio; 0.70% for the Corporate Bond Portfolio and Government Securities Portfolio; and 0.45% for the Money Market Portfolio. The total percentages in the above table is after reimbursement. In the absence of expense reimbursement, the total fees and expenses in 1997 would have totaled: 0.84% for the Asset Allocation Portfolio; 0.80% for the Common Stock Portfolio; 0.77% for the Corporate Bond Portfolio; 0.92% for the Government Securities Portfolio; and 0.52% for the Money Market Portfolio.

      (2) Conseco Capital Management, Inc., since January 1, 1993, has voluntarily waived its management fees in excess of the annual rates set forth above. Absent such fee waivers, the management fees would be: .65% for the Asset Allocation Portfolio; .65% for the Common Stock Portfolio; and .50% for the Money Market Portfolio.

      (3) The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .04% of interest expense.

      (4) The Funds' investment advisers have voluntarily agreed to waive their advisory fee and have voluntarily reimbursed the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--100 Fund and the Berger
IPT-- Growth and Income Fund exceed 1.00%, and the normal operating expenses in any fiscal year of the Berger IPT--Small Company Growth Fund exceed
1.15%, and the normal operating expenses of the Berger/BIAM IPT -
International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the voluntary waiver and reimbursement, the Management Fee for the Berger IPT--100 Fund, Berger IPT--Growth and Income Fund, the Berger IPT--Small Company Growth Fund and the Berger/BIAM IPT - International Fund would have been .75%, .75%, .90%, and .90% respectively, and their Total
Annual Portfolio Expenses would have been 9.18%, 9.62%, 5.81% and 3.83%, respectively.

      (5) In the absence of a voluntary waiver by Federated Advisers, the Funds' investment adviser, the Management Fee and Total Annual Portfolio Expenses would have been 0.60% and 0.89%, respectively, for High Income Bond Fund II and
0.75% and 1.12%, respectively, for Utility Fund II. Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Advisers, the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 1.00% and 2.21%, respectively.

     (6) Certain expenses are being absorbed voluntarily by the investment adviser and sub-adviser. Total expenses (after expenses were absorbed but before any expense offset arrangement) of the INVESCO VIF - High Yield Portfolio and INVESCO VIF - Industrial Income Portfolio for the year ended December 31, 1997 amounted to 0.83% and 0.91%, respectively, of each Portfolio's average net assets. In the absence of such voluntary expense limitation, the total operating expenses of the INVESCO VIF - High Yield Portfolio and INVESCO VIF - Industrial Income Portfolio for the fiscal period ended December 31, 1997 would have been 0.94% and 0.97%, respectively, of each Portfolio's average net assets.

It should be noted that the Portfolio's actual expenses were lower than the figures shown because the Portfolio's custodian fees and pricing expenses were reduced under expense offset arrangements. However, as a result of an SEC requirement for mutual funds to state their total operating expenses without crediting any such expense offset arrangements, the figures shown above do not reflect these reductions.

      (7) The expense figures shown are net of certain fee waivers or reductions from Janus Capital Corporation, the investment adviser of the Janus Aspen Series. Without such waivers or reductions, the total fees and expenses in 1997 would have totaled: 0.78% for Aggressive Growth; 0.78% for Growth; and 0.81% for Worldwide Growth.

      (8) Lazard Asset Management, the Fund's investment adviser, has voluntarily agreed to reimburse all expenses, including management fees, in excess of 1.50% of the average annual net assets of the Portfolio.

      (9) The Growth and Income Portfolio of Lord Abbett Series Fund, Inc. has a 12b-1 plan which provides for payments to Lord, Abbett & Co. for remittance to a life insurance company for certain distribution expenses (see the Fund Prospectus). The 12b-1 plan provides that such remittances, in the aggregate, will not exceed .15%, on an annual basis, of the daily net asset value of shares of the Growth and Income Portfolio. For the year ending December 31, 1998, the 12b-1 fees are estimated to be .15%. The examples below for this Portfolio reflect the estimated 12b-1 fees.

      (10) Neuberger & Berman Advisers Management Trust is divided into portfolios (Portfolios), each of which invests all of its net investable assets in a corresponding series of Advisers Managers Trust. The figures reported under "Management Fees" include the total of the administration fees paid by the Portfolio and the management fees paid by its corresponding series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding series.

      (11) Strong Capital Management, Inc., the investment adviser of the Strong Growth Fund II, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

      (12) All figures are annualized. Expenses of the Worldwide Real Estate Fund, which commenced operation in June 1997, are being assumed by the Fund's investment adviser. Without such assumption, Worldwide Real Estate Fund's Management Fee would be 1.00%, Other Expenses would be 3.88% and Total Expenses would be 4.88%. Other Expenses of Worldwide Real Estate Fund are an estimate which assumes $80 million in average daily net assets, and may be greater or less than those shown. Prior to April 30, 1997, Worldwide Hard Assets Fund was named Gold and Natural Resources Fund. Other Expenses of the Worldwide Hard Assets Fund are net of soft dollar credits. Without such credits, Other Expenses would have been 0.18% and Total Annual Portfolio Expenses would have been 1.18%. Other Expenses of Worldwide Emerging Markets Fund are net of the reduction of the Fund's operating fees in connection with a fee arrangement, based on cash balances left on deposit with the custodian, and net of the waiver or assumption by the Fund's investment adviser of certain fees and expenses. Without such fee arrangement and, to a lesser extent, the waiver/ assumption, Other Expenses would have been 0.34% and Total Expenses would have been 1.34%. The Fund's investment adviser is no longer waiving or assuming fees and expenses.

     Great American Reserve has guaranteed certain expenses not to exceed a total of 1.44 percent on an annual basis of the average annual net assets of the Conseco Series Trust Common Stock, Corporate Bond and Money Market Portfolios that is equal to the same charges that would have been imposed under the Contracts had the Combination not occurred (see "Expense Guarantee Agreement").

FLEXIBLE PREMIUM PAYMENT CONTRACT

EXAMPLE 1-Assuming surrender at the end of the periods shown(1): You would pay the following expenses on a $1,000 investment, assuming 5 percent annual return on assets:



                                                                                  1 YEAR      3 YEARS       5 YEARS     10 YEARS
====================================================================================================================================

CONSECO SERIES TRUST
    Asset Allocation Portfolio.............................................          $98         $116          $136         $208
    Common Stock Portfolio.................................................           99          117           139          214
    Corporate Bond Portfolio...............................................           98          114           133          203
    Government Securities Portfolio........................................           98          114           133          203
    Money Market Portfolio.................................................           95          107           120          176
THE ALGER AMERICAN FUND
    Alger American Growth Portfolio........................................           98          117           138          212
    Alger American Leveraged AllCap Portfolio..............................          101          123           149          234
    Alger American MidCap Growth Portfolio.................................           99          118           141          218
    Alger American Small Capitalization Portfolio..........................           99          120           143          223
American Century Variable Portfolios, Inc.
    Income and Growth .....................................................           98          114
    International..........................................................          106          138           174          285
    Value .................................................................          101          123           149          234
BERGER INSTITUTIONAL PRODUCTS TRUST
    Berger IPT - 100 Fund..................................................          101          123           149          234
    Berger IPT - Growth and Income Fund....................................          101          123           149          234
    Berger IPT - Small Company Growth Fund.................................          102          128           156          250
    Berger/BIAM IPT - International Fund...................................          103          129           159          255
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. ........................           99          118           140          216
DREYFUS STOCK INDEX FUND...................................................           93          101           112          157
DREYFUS VARIABLE INVESTMENT FUND
    Disciplined Stock Portfolio............................................          101          124
    International Value Portfolio..........................................          105          136
FEDERATED INSURANCE SERIES
    Federated High Income Bond Fund II.....................................           99          117           139          214
    Federated International Equity Fund II.................................          103          130           160          258
    Federated Utility Fund II..............................................           99          119           141          219
INVESCO VARIABLE INVESTMENT FUNDS, INC.
    INVESCO VIF - High Yield Portfolio.....................................           99          119
    INVESCO VIF - Industrial Income Portfolio..............................          100          122
JANUS ASPEN SERIES
    Aggressive Growth Portfolio............................................           98          116           136          209
    Growth Portfolio.......................................................           98          114           133          203
    Worldwide Growth Portfolio.............................................           99          115           135          207
LAZARD RETIREMENT SERIES, INC.
    Lazard Retirement Equity Portfolio.....................................          106          138
    Lazard Retirement Small Cap Portfolio..................................          106          138
LORD ABBETT SERIES FUND, INC.
    Growth and Income Portfolio............................................           97          113
MITCHELL HUTCHINS SERIES TRUST
    Growth and Income Portfolio............................................          106          141
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
    Limited Maturity Bond Portfolio........................................           98          116           137          210
    Partners Portfolio.....................................................           99          119           142          220
STRONG OPPORTUNITY FUND II, INC.
    Opportunity Fund II....................................................          102          128           156          250
STRONG VARIABLE INSURANCE FUNDS, INC.
    Growth Fund II.........................................................          103          129           159          255
VAN ECK WORLDWIDE INSURANCE TRUST
    Worldwide Bond Fund....................................................          102          127           155          247
    Worldwide Emerging Markets Fund........................................           99          117           139          214
    Worldwide Hard Assets Fund.............................................          102          128           157          252
    Worldwide Real Estate Fund.............................................          101          123
====================================================================================================================================


FLEXIBLE PREMIUM PAYMENT CONTRACT - CONT.

EXAMPLE 2 - Assuming annuitization at the end of the periods shown(1): You would pay the following expenses on a $1,000 investment, assuming 5 percent annual return on assets:


                                                                                  1 YEAR      3 YEARS       5 YEARS     10 YEARS
====================================================================================================================================

CONSECO SERIES TRUST
    Asset Allocation Portfolio.............................................         $ 98         $116          $ 96         $208
    Common Stock Portfolio.................................................           99          117            99          214
    Corporate Bond Portfolio...............................................           98          114            93          203
    Government Securities Portfolio........................................           98          114            93          203
    Money Market Portfolio.................................................           95          107            80          176
THE ALGER AMERICAN FUND
    Alger American Growth Portfolio........................................           98          117            98          212
    Alger American Leveraged AllCap Portfolio..............................          101          123           109          234
    Alger American MidCap Growth Portfolio.................................           99          118           101          218
    Alger American Small Capitalization Portfolio..........................           99          120           103          223
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    Income and Growth .....................................................           98          114
    International .........................................................          106          138           134          285
    Value .................................................................          101          123           109          234
BERGER INSTITUTIONAL PRODUCTS TRUST
    Berger IPT - 100 Fund..................................................          101          123           109          234
    Berger IPT - Growth and Income Fund....................................          101          123           109          234
    Berger IPT - Small Company Growth Fund.................................          102          128           116          250
    Berger/BIAM IPT - International Fund...................................          103          129           119          255
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. ........................           99          118           100          216
DREYFUS STOCK INDEX FUND...................................................           93          101            72          157
DREYFUS VARIABLE INVESTMENT FUND
    Disciplined Stock Portfolio............................................          101          124
    International Value Portfolio..........................................          105          136
FEDERATED INSURANCE SERIES
    Federated High Income Bond Fund II.....................................           99          117            99          214
    Federated International Equity Fund II.................................          103          130           120          258
    Federated Utility Fund II..............................................           99          119           101          219
INVESCO VARIABLE INVESTMENT FUNDS, INC.
    INVESCO VIF - High Yield Portfolio.....................................           99          119
    INVESCO VIF - Industrial Income Portfolio..............................          100          122
JANUS ASPEN SERIES
    Aggressive Growth Portfolio............................................           98          116            96          209
    Growth Portfolio.......................................................           98          114            93          203
    Worldwide Growth Portfolio.............................................           98          115            95          207
LAZARD RETIREMENT SERIES, INC.
    Lazard Retirement Equity Portfolio.....................................          106          138
    Lazard Retirement Small Cap Portfolio..................................          106          138
LORD ABBETT SERIES FUND, INC.
    Growth and Income Portfolio............................................           97          113
MITCHELL HUTCHINS SERIES TRUST
    Growth and Income Portfolio............................................          106          141
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
    Limited Maturity Bond Portfolio........................................           98          116            97          210
    Partners Portfolio.....................................................           99          119           102          220
STRONG OPPORTUNITY FUND II, INC.
   Opportunity Fund II.....................................................          102          128           116          250
STRONG VARIABLE INSURANCE FUNDS, INC.
    Growth Fund II.........................................................          103          129           119          255
VAN ECK WORLDWIDE INSURANCE TRUST
    Worldwide Bond Fund....................................................          102          127           115          247
    Worldwide Emerging Markets Fund........................................           99          117            99          214
    Worldwide Hard Assets Fund.............................................          102          128           117          252
    Worldwide Real Estate Fund.............................................          101          123
====================================================================================================================================


FLEXIBLE PREMIUM PAYMENT CONTRACT - CONT.

EXAMPLE 3 - Assuming the Contract  stays in force through the periods  shown(1):
You would pay the following expenses on a $1,000 investment, assuming 5 percent annual return on assets:


                                                                                  1 YEAR      3 YEARS       5 YEARS     10 YEARS
====================================================================================================================================

CONSECO SERIES TRUST
    Asset Allocation Portfolio.............................................          $18          $56          $ 96         $208
    Common Stock Portfolio.................................................           19           57            99          214
    Corporate Bond Portfolio...............................................           18           54            93          203
    Government Securities Portfolio........................................           18           54            93          203
    Money Market Portfolio.................................................           15           47            80          176
THE ALGER AMERICAN FUND
    Alger American Growth Portfolio........................................           18           57            98          212
    Alger American Leveraged AllCap Portfolio..............................           21           63           109          234
    Alger American MidCap Growth Portfolio.................................           19           58           101          218
    Alger American Small Capitalization Portfolio..........................           19           60           103          223
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    Income and Growth .....................................................           18           54
    International .........................................................           26           78           134          285
    Value .................................................................           21           63           109          234
BERGER INSTITUTIONAL PRODUCTS TRUST
    Berger IPT - 100 Fund..................................................           21           63           109          234
    Berger IPT - Growth and Income Fund....................................           21           63           109          234
    Berger IPT - Small Company Growth Fund.................................           22           68           116          250
    Berger/BIAM IPT - International Fund...................................           23           69           119          255
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. ........................           19           58           100          216
DREYFUS STOCK INDEX FUND...................................................           13           41            72          157
DREYFUS VARIABLE INVESTMENT FUND
    Disciplined Stock Portfolio............................................           21           64
    International Value Portfolio..........................................           25           76
FEDERATED INSURANCE SERIES
    High Income Bond Fund II...............................................           19           57            99          214
    Federated International Equity Fund II.................................           23           70           120          258
    Federated Utility Fund II..............................................           19           59           101          219
INVESCO VARIABLE INVESTMENT FUNDS, INC.
    INVESCO VIF - High Yield Portfolio.....................................           19           59
    INVESCO VIF - Industrial Income Portfolio..............................           20           62
 JANUS ASPEN SERIES
    Aggressive Growth Portfolio............................................           18           56            96          209
    Growth Portfolio.......................................................           18           54            93          203
    Worldwide Growth Portfolio.............................................           18           55            95          207
LAZARD RETIREMENT SERIES, INC.
    Lazard Retirement Equity Portfolio.....................................           26           78
    Lazard Retirement Small Cap Portfolio..................................           26           78
LORD ABBETT SERIES FUND, INC.
    Growth and Income Portfolio............................................           17           53
MITCHELL HUTCHINS SERIES TRUST
    Growth and Income Portfolio............................................           26           81
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
    Limited Maturity Bond Portfolio........................................           18           56            97          210
    Partners Portfolio.....................................................           19           59           102          220
STRONG OPPORTUNITY FUND II, INC.
    Opportunity Fund, II...................................................           22           68           116          250
STRONG VARIABLE INSURANCE FUNDS, INC.
    Growth Fund II.........................................................           23           69           119          255
VAN ECK WORLDWIDE INSURANCE TRUST
    Worldwide Bond Fund....................................................           22           67           115          247
    Worldwide Emerging Markets Fund........................................           19           57            99          214
    Worldwide Hard Assets Fund.............................................           22           68           117          252
    Worldwide Real Estate Fund.............................................           21           63
====================================================================================================================================


PLEASE REMEMBER THAT THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THAT ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. SIMILARLY, THE 5 PERCENT ANNUAL RATE OF RETURN IS NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE.

(1) This Contract is designed for retirement planning. The tax penalties imposed on early withdrawals and surrenders prior to the Annuity Period may not be consistent with the long-term purposes of the Contract and the applicable tax laws.

     The above table reflects estimates of expenses of the Variable Account and the Funds. The standard table and examples assume the highest deductions possible under a contract, whether or not such deductions actually would be made under a contract. Annual contract charges have been approximated as a .05% point annual asset charge based on the experience of the flexible premium payment contracts.

SINGLE PREMIUM PAYMENT CONTRACT

Example 1 - Assuming surrender at the end of the periods shown(1): You would pay the following expenses on a $1,000 investment, assuming 5 percent annual return on assets:


                                                                                  1 YEAR      3 YEARS       5 YEARS     10 YEARS
====================================================================================================================================

CONSECO SERIES TRUST
    Asset Allocation Portfolio.............................................          $88         $106          $127         $210
    Common Stock Portfolio.................................................           89          108           130          216
    Corporate Bond Portfolio...............................................           88          105           124          205
    Government Securities Portfolio........................................           88          105           124          205
    Money Market Portfolio.................................................           85           97           111          178
THE ALGER AMERICAN FUND
    Alger American Growth Portfolio........................................           89          108           129          215
    Alger American Leveraged AllCap Portfolio..............................           91          117           144          246
    Alger American MidCap Growth Portfolio.................................           89          109           132          220
    Alger American Small Capitalization Portfolio..........................           90          110           134          224
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    International .........................................................           96          129           165          287
    Value .................................................................           91          114           140          237
    Income and Growth .....................................................           88          105           124          205
BERGER INSTITUTIONAL PRODUCTS TRUST
    Berger IPT - 100 Fund..................................................           91          114           140          237
    Berger IPT - Growth and Income Fund....................................           91          114           140          237
    Berger IPT - Small Company Growth Fund.................................           92          118           147          252
    Berger/BIAM IPT - International Fund...................................           93          120           150          257
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. ........................           89          114           139          236
DREYFUS STOCK INDEX FUND...................................................           84           93           104          162
DREYFUS VARIABLE INVESTMENT FUND
    International Value Portfolio..........................................           95          127           161          279
    Disciplined Stock Portfolio............................................           91          115           141          239
FEDERATED INSURANCE SERIES
    Federated High Income Bond Fund II.....................................           89          108           130          216
    Federated International Equity Fund II.................................           93          121           152          262
    Federated Utility Fund II..............................................           89          109           132          221
INVESCO VARIABLE INVESTMENT FUNDS, INC.
    INVESCO VIF - High Yield Portfolio.....................................           89          110           133          223
    INVESCO VIF - Industrial Income Portfolio..............................           90          112           137          231
JANUS ASPEN SERIES
    Aggressive Growth Portfolio............................................           88          107           127          211
    Growth Portfolio.......................................................           88          105           124          205
    Worldwide Growth Portfolio.............................................           88          106           126          209
LAZARD RETIREMENT SERIES, INC.
    Lazard Retirement Equity Portfolio.....................................           96          129           165          287
    Lazard Retirement Small Cap Portfolio..................................           96          129           165          287
LORD ABBETT SERIES FUND, INC.
    Growth and Income Portfolio............................................           87          104           123          202
MITCHELL HUTCHINS SERIES TRUST
    Growth and Income Portfolio............................................           97          131           169          295
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
    Limited Maturity Bond Portfolio........................................           88          107           128          212
    Partners Portfolio.....................................................           89          110           133          222
STRONG OPPORTUNITY FUND II.................................................           92          118           147          252
STRONG VARIABLE INSURANCE FUNDS, INC.
    Growth Fund II.........................................................           93          120           150          257
VAN ECK WORLDWIDE INSURANCE TRUST
    Worldwide Hard Assets Fund.............................................           92          119           148          254
    Worldwide Bond Fund....................................................           92          118           146          249
    Worldwide Emerging Markets Fund........................................           82          108           130          216
    Worldwide Real Estate Fund.............................................           91          114           140          237
====================================================================================================================================



SINGLE PREMIUM PAYMENT CONTRACT - CONT.


EXAMPLE 2 - Assuming annuitization at the end of the periods shown(1): You would pay the following expenses on a $1,000 investment, assuming 5 percent annual return on assets:


                                                                                  1 YEAR      3 YEARS       5 YEARS     10 YEARS
====================================================================================================================================

CONSECO SERIES TRUST
    Asset Allocation Portfolio.............................................          $ 88        $106           $ 97        $210
    Common Stock Portfolio.................................................            89         108            100         216
    Corporate Bond Portfolio...............................................            88         105             94         205
    Government Securities Portfolio........................................            88         105             94         205
    Money Market Portfolio.................................................            85          97             81         178
THE ALGER AMERICAN FUND
    Alger American Growth Portfolio........................................            89         108             99         215
    Alger American Leveraged AllCap Portfolio..............................            91         114            110         237
    Alger American MidCap Growth Portfolio.................................            89         109            102         220
    Alger American Small Capitalization Portfolio..........................            90         111            104         225
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    International .........................................................            96         129            135         287
    Value .................................................................            91         114            110         237
    Income and Growth .....................................................            88         105             94         205
BERGER INSTITUTIONAL PRODUCTS TRUST
    Berger IPT - 100 Fund..................................................            91         114            110         237
    Berger IPT - Growth and Income Fund....................................            91         114            110         237
    Berger IPT - Small Company Growth Fund.................................            92         118            117         252
    Berger/BIAM IPT - International Fund...................................            93         120            120         257
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. ........................            89         108            101         218
DREYFUS STOCK INDEX FUND...................................................            84          92             73         159
DREYFUS VARIABLE INVESTMENT FUND
    International Value Portfolio..........................................            95         127            131         279
    Disciplined Stock Portfolio............................................            91         115            111         239
FEDERATED INSURANCE SERIES
    Federated High Income Bond Fund II.....................................            89         108            100         216
    Federated International Equity Fund II.................................            93         121            121         260
    Federated Utility Fund II..............................................            89         109            102         221
INVESCO VARIABLE INVESTMENT FUNDS, INC.
    INVESCO VIF - High Yield Portfolio.....................................            89         110            103         223
    INVESCO VIF - Industrial Income Portfolio..............................            90         112            107         231
JANUS ASPEN SERIES                                                                     88         107             97         211
    Aggressive Growth Portfolio............................................
    Growth Portfolio.......................................................            88         105             94         205
    Worldwide Growth Portfolio.............................................            88         106             96         209
LAZARD RETIREMENT SERIES, INC.
    Lazard Retirement Equity Portfolio.....................................            96         129            135         287
    Lazard Retirement Small Cap Portfolio..................................            96         129            135         287
LORD ABBETT SERIES FUND, INC.
    Growth and Income Portfolio............................................            87         104             93         202
MITCHELL HUTCHINS SERIES TRUST
    Growth and Income Portfolio............................................            97         131            139         295
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
    Limited Maturity Bond Portfolio........................................            88         107             98         212
    Partners Portfolio.....................................................            89         110            103         222
STRONG OPPORTUNITY FUND II.................................................            92         118            117         252
STRONG VARIABLE INSURANCE FUNDS, INC.
    Growth Fund II.........................................................            93         120            120         257
VAN ECK WORLDWIDE INSURANCE TRUST
    Worldwide Hard Assets Fund.............................................            91         119            118         254
    Worldwide Bond Fund....................................................            92         118            118         249
    Worldwide Emerging Markets Fund........................................            89         108            100         216
    Worldwide Real Estate Fund.............................................            91         114            110         237
====================================================================================================================================



SINGLE PREMIUM PAYMENT CONTRACT - CONT.

EXAMPLE 3 - Assuming the Contract  stays in force through the periods  shown(1):
You would pay the following expenses on a $1,000 investment, assuming 5 percent annual return on assets:



                                                                                  1 YEAR      3 YEARS       5 YEARS     10 YEARS
====================================================================================================================================

CONSECO SERIES TRUST
    Asset Allocation Portfolio.............................................          $18         $56            $ 97        $210
    Common Stock Portfolio.................................................           19          58             100         216
    Corporate Bond Portfolio...............................................           18          55              94         205
    Government Securities Portfolio........................................           18          55              94         205
    Money Market Portfolio.................................................           15          47              81         178
THE ALGER AMERICAN FUND
    Alger American Growth Portfolio........................................           19          58              99         215
    Alger American Leveraged AllCap Portfolio..............................           21          64             110         237
    Alger American MidCap Growth Portfolio.................................           19          59             102         220
    Alger American Small Capitalization Portfolio..........................           20          61             104         225
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    International .........................................................           26          79             135         287
    Value .................................................................           21          64             110         237
    Income and Growth .....................................................           18          55              94         205
BERGER INSTITUTIONAL PRODUCTS TRUST
    Berger IPT - 100 Fund..................................................           21          64             110         237
    Berger IPT - Growth and Income Fund....................................           21          64             110         237
    Berger IPT - Small Company Growth Fund.................................           22          68             117         252
    Berger/BIAM IPT - International Fund...................................           23          70             120         257
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. ........................           19          58             101         218
DREYFUS STOCK INDEX FUND...................................................           14          42              73         159
DREYFUS VARIABLE INVESTMENT FUND
    International Value Portfolio..........................................           25          77             131         279
    Disciplined Stock Portfolio............................................           21          65             111         239
FEDERATED INSURANCE SERIES
    Federated High Income Bond Fund II.....................................           19          58             100         216
    Federated International Equity Fund II.................................           23          71             121         260
    Federated Utility Fund II..............................................           19          59             102         221
INVESCO VARIABLE INVESTMENT FUNDS, INC.
    INVESCO VIF - High Yield Portfolio.....................................           19          60             103         223
    INVESCO VIF - Industrial Income Portfolio..............................           20          62             107         231
JANUS ASPEN SERIES
    Aggressive Growth Portfolio............................................           18          57              97         211
    Growth Portfolio.......................................................           18          55              94         205
    Worldwide Growth Portfolio.............................................           18          56              96         209
LAZARD RETIREMENT SERIES, INC.
    Lazard Retirement Equity Portfolio.....................................           26          79             135         287
    Lazard Retirement Small Cap Portfolio..................................           26          79             135         287
LORD ABBETT SERIES FUND, INC.
    Growth and Income Portfolio............................................           17          54              93         202
MITCHELL HUTCHINS SERIES TRUST
    Growth and Income Portfolio............................................           27          81             139         295
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
    Limited Maturity Bond Portfolio........................................           18          57              98         212
    Partners Portfolio.....................................................           19          60             103         222
STRONG OPPORTUNITY FUND II.................................................           22          68             117         252
STRONG VARIABLE INSURANCE FUNDS, INC.
    Growth Fund II.........................................................           23          70             120         257
VAN ECK WORLDWIDE INSURANCE TRUST
    Worldwide Hard Assets Fund.............................................           22          69             118         254
    Worldwide Bond Fund....................................................           22          68             116         249
    Worldwide Emerging Markets Fund........................................           19          58             100         216
    Worldwide Real Estate Fund.............................................           21          64             110         237
====================================================================================================================================


PLEASE REMEMBER THAT THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THAT ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. SIMILARLY, THE 5 PERCENT ANNUAL RATE OF RETURN IS NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE.

(1) This Contract is designed for retirement planning. Surrenders prior to the Annuity Period are not consistent with the long-term purposes of the Contract and the applicable tax laws.

     The above table reflects estimates of expenses of the Variable Account and the Funds. The standard table and examples assume the highest deductions possible under a contract, whether or not such deductions actually would be made under a contract. Annual contract charges have been approximated as a 5 basis point annual asset charge based on the experience of the flexible premium payment contracts.


CONDENSED FINANCIAL INFORMATION

     The table below provides per unit information about the financial history of the Sub-accounts for the periods indicated. No per-unit information is provided with respect to certain Sub-accounts because such Sub-accounts were not available under the Contracts as of December 31, 1997.

                            1997    1996      1995      1994      1993      1992      1991        1990        1989        1988
==============================================================================================================================

CONSECO SERIES TRUST
ASSET ALLOCATION (C)
Accumulation unit value at
   beginning of period ....$1.740   $1.370     1.052     1.068    $1.000       N/A       N/A         N/A         N/A         N/A
Accumulation unit value at
   end of period...........$2.030   $1.740    $1.370    $1.052    $1.068       N/A       N/A         N/A         N/A         N/A
Percentage change in accu-
   mulation unit value.....16.68%   27.01%    30.19%   (1.51)%     6.84%       N/A       N/A         N/A         N/A         N/A
Number of accumulation
   units outstanding at
   end of period........6,907,154 5,801,102 5,007,682 3,888,125 2,257,426       N/A       N/A         N/A         N/A         N/A

COMMON STOCK - QUALIFIED (a)
Accumulation unit value at
   beginning of period....$17.933  $12.448    $9.191    $9.069    $8.492    $8.292    $5.827      $6.313      $4.804      $4.491
Accumulation unit value at
   end of period..........$21.148  $17.933   $12.448    $9.191    $9.069    $8.492    $8.292      $5.827      $6.313      $4.804
Percentage change in accu-
   mulation unit value.....17.93%   44.06%    35.44%     1.35%     6.79%     2.41%    42.30%     (7.70)%      31.41%       6.97%
Number of accumulation
   units outstanding at
   end of period........8,714,598 8,464,009 7,950,068 7,356,167 6,310,119 5,499,342 4,667,263   4,275,235   4,188,009   4,384,189

COMMON STOCK - NON-QUALIFIED (a)
Accumulation unit value at
  beginning of period......$14.195  $9.854    $7.275    $7.179    $6.722    $6.564    $4.612      $4.997      $3.803      $3.555
Accumulation unit value at
  end of period......... ..$16.740 $14.195    $9.854    $7.275    $7.179    $6.722    $6.564      $4.612      $4.997      $3.803
Percentage change in accu-
  mulation unit value......17.93%   44.06%    35.44%     1.35%     6.79%     2.41%    42.30%     (7.70)%      31.41%       6.97%
Number of accumulation
  units outstanding at
  end of period...........274,648  283,828   286,775   271,457   252,573   191,299   152,332     125,393     105,484     128,262
================================================================================================================================


CONDENSED FINANCIAL INFORMATION--CONT.

                            1997    1996      1995      1994      1993      1992      1991        1990        1989        1988
==============================================================================================================================


CONSECO SERIES TRUST - CONT.
CORPORATE BOND - QUALIFIED (b)
Accumulation unit value at
  beginning of period......$4.990    $4.790    $4.080    $4.224    $3.768    $3.466    $2.899      $2.743      $2.405      $2.245
Accumulation unit value at
  end of period............$5.445    $4.990    $4.790    $4.080    $4.224    $3.768    $3.466      $2.899      $2.743      $2.405
Percentage change in accu-
  mulation unit value.......9.11%     4.19%    17.38%   (3.41)%    12.12%     8.70%    19.57%       5.66%      14.09%       7.11%
Number of accumulation
   units outstanding at
  end of period.........2,784,065  2,973,412 3,072,607 2,961,739 3,003,770 2,490,084 2,145,672   1,998,622   2,083,583   2,092,143

CORPORATE BOND - NON-QUALIFIED (b)
Accumulation unit value at
  beginning of period.....$4.795     $4.602     $3.921     $4.059     $3.620     $3.330     $2.785     $2.636     $2.310     $2.157
Accumulation unit value at
  end of period...........$5,232     $4.795     $4.602     $3.921     $4.059     $3.620     $3.330     $2.785     $2.636     $2.310
Percentage change in accu-
  mulation unit value......9.11%      4.19%     17.38%    (3.41)%     12.12%      8.70%     19.57%      5.66%     14.09%      7.11%
Number of accumulation
  units outstanding at
  end of period..........125,557    136,642    179,684    197,847    185,569    123,618     98,273    118,597    140,928     99,057

GOVERNMENT SECURITIES (c)
Accumulation unit value at
  beginning of period.....$1.176     $1.156     $0.995     $1.034     $1.000       N/A         N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.261     $1.176     $1.156     $0.995     $1.034        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value......7.19%      1.72%     16.18%    (3.79)%      3.42%        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period..........485,631    365,164    422,359    335,451    535,607        N/A        N/A        N/A        N/A        N/A

MONEY MARKET (b)
Accumulation unit value at
  beginning of period.....$2.598     $2.496     $2.387     $2.321     $2.280     $2.224     $2.120     $1.978     $1.830     $1.726
Accumulation unit value at
  end of period...........$2.708     $2.598     $2.496     $2.387     $2.321     $2.280     $2.224     $2.120     $1.978     $1.830
Percentage change in accu-
  mulation unit value......4.22%      4.10%      4.57%      2.85%      1.79%      2.52%      4.89%      7.22%      8.08%      6.01%
Number of accumulation
  units outstanding at
  end of period........1,624,326  1,849,618  1,538,629  1,619,841  1,465,429  1,790,486  1,762,019  1,798,156  1,869,049  1,705,508
====================================================================================================================================

(Continued)
CONDENSED FINANCIAL INFORMATION--CONT.

                            1997    1996      1995      1994      1993      1992      1991        1990        1989        1988
==============================================================================================================================


THE ALGER AMERICAN FUND:
ALGER AMERICAN LEVERAGED ALLCAP (d)
Accumulation unit value at
  beginning of period.....$1.565   $1.411     $1.000     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.855   $1.565     $1.411     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value.....18.49%   10.92%     41.12%     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period..........388,810  332,180     48,284     N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALGER AMERICAN SMALL CAPITALIZATION (d)
Accumulation unit value at
  beginning of period.....$1.260   $1.222     $1.000     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.390   $1.260     $1.222     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value.....10.28%   .3.14%     22.18%     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period........1,616,358 1,294,236    421,326    N/A        N/A        N/A        N/A        N/A        N/A        N/A
ALGER AMERICAN GROWTH (e)
Accumulation unit value at
  beginning of period....$1.000    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period..........$1.204    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value....20.42%    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period........120,648     N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
===============================================================================================================================
ALGER AMERICAN MIDCAP GROWTH (e)
Accumulation unit value at
  beginning of period....$1.000    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period..........$1.199    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value....19.91%    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period.........10,680     N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
==============================================================================================================================
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
INTERNATIONAL (e)
Accumulation unit value at
  beginning of period....$1.000    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period..........$1.096    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value.....9.59%    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period.............95     N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
==============================================================================================================================
VALUE (e)
Accumulation unit value at
  beginning of period....$1.000    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period..........$1.229    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value....22.93%    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period.........19,126     N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
==============================================================================================================================
BERGER INSTITUTIONAL PRODUCTS TRUST:
BERGER IPT -100 (e)
Accumulation unit value at
  beginning of period....$1.000    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period..........$1.136    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value....13.55%    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period.........42,167     N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
==============================================================================================================================
BERGER IPT - GROWTH AND INCOME (e)
Accumulation unit value at
  beginning of period....$1.000    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period..........$1.219    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value....21.87%    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period.........64,326     N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
==============================================================================================================================
BERGER IPT - SMALL COMPANY GROWTH (e)
Accumulation unit value at
  beginning of period....$1.000    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period..........$1.374    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value....37.38%    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period..........1,949     N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
==============================================================================================================================
BERGER/BIAM IPT - INTERNATIONAL (e)
Accumulation unit value at
  beginning of period....$1.000    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period..........$0.972    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value....-2.75%    N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period..........3,085     N/A         N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
===============================================================================================================================
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (d)
Accumulation unit value at
  beginning of period.....$1.413     $1.178     $1.000   N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Accumulation unit value at
  end of period...........$1.796     $1.413     $1.178   N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value.....27.11%     20.01%     17.76%   N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period..........359,437    114,173     27,728   N/A        N/A        N/A        N/A        N/A        N/A        N/A
===============================================================================================================================
DREYFUS STOCK INDEX FUND (d)
Accumulation unit value at
  beginning of period.....$1.402     $1.160     $1.000   N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.853     $1.402     $1.160   N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value.....32.20%     20.79%     16.03%   N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period........3,025,807   1,395,520    561,967  N/A        N/A        N/A        N/A        N/A        N/A        N/A
====================================================================================================================================


CONDENSED FINANCIAL INFORMATION--CONT.

                            1997    1996      1995      1994      1993      1992      1991        1990        1989        1988
==============================================================================================================================

FEDERATED INSURANCE SERIES
FEDERATED HIGH INCOME BOND II (d)
Accumulation unit value at
  beginning of period.....$1.210     $1.070     $1.000     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.364     $1.210     $1.070     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value.....12.70%     13.17%      6.96%        N/A     N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period..........103,898     44,124      1,178        N/A     N/A        N/A        N/A        N/A        N/A        N/A
FEDERATED INTERNATIONAL EQUITY II (d)
Accumulation unit value at
  beginning of period.....$1.102     $1.028     $1.000        N/A     N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.201     $1.102     $1.028        N/A     N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value......8.99%      7.23%      2.80%        N/A     N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period..........117,785     70,090      9,399        N/A     N/A        N/A        N/A        N/A        N/A        N/A
FEDERATED UTILITY II (d)
Accumulation unit value at
  beginning of period.....$1.243     $1.125     $1.000        N/A     N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.558     $1.243     $1.125        N/A     N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value.....25.38%     10.45%     12.53%        N/A     N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period..........196,753    111,929     53,189        N/A     N/A        N/A        N/A        N/A        N/A        N/A
====================================================================================================================================
JANUS ASPEN SERIES
AGGRESSIVE GROWTH (d)
Accumulation unit value at
  beginning of period.....$1.357     $1.269     $1.000        N/A     N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.513     $1.357     $1.269        N/A     N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value.....11.54%      6.87%     26.93%        N/A     N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period........1,145,154    881,491    398,348        N/A     N/A        N/A        N/A        N/A        N/A        N/A
====================================================================================================================================



CONDENSED FINANCIAL INFORMATION--CONT.

                            1997    1996      1995      1994      1993      1992      1991        1990        1989        1988
==============================================================================================================================


JANUS ASPEN SERIES - CONT.
GROWTH (d)
Accumulation unit value at
  beginning of period.....$1.372     $1.170     $1.000     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.668     $1.372     $1.170     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value.....21.53%     17.27%     17.02%     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period........1,026,609    570,927    144,293     N/A        N/A        N/A        N/A        N/A        N/A        N/A

WORLDWIDE GROWTH (d)
Accumulation unit value at
  beginning of period.....$1.551     $1.214     $1.000     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.876     $1.551     $1.214     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value.....20.94%     27.74%     21.40%     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period........4,929,502  1,845,276    230,889     N/A        N/A        N/A        N/A        N/A        N/A        N/A
====================================================================================================================================
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
LIMITED MATURITY BOND (e)
Accumulation unit value at
  beginning of period.....$1.000      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.046      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value......4.59%      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period........        0      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
PARTNERS (e)
Accumulation unit value at
  beginning of period.....$1.000      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.243      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value.....24.32%      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period...........60,137      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
STRONG OPPORTUNITY FUND II, INC.
  OPPORTUNITY FUND II:
Accumulation unit value at
  beginning of period.....$1.000      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.233      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value.....23.32%      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period............4,089      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
STRONG VARIABLE INSURANCE FUNDS, INC.:
GROWTH II (e)
Accumulation unit value at
  beginning of period.....$1.000      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.274      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value.....27.35%      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period............3,989      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
=================================================================================================================================
VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE HARD ASSETS (d)
Accumulation unit value at
  beginning of period.....$1.262     $1.080     $1.000     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.228     $1.262     $1.080     N/A        N/A        N/A        N/A        N/A        N/A        N/A
  Percentage change in accu-
  mulation unit value.....-2.66%     16.88%      7.97%     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period..........280,960     49,773     27,240     N/A        N/A        N/A        N/A        N/A        N/A        N/A
WORLDWIDE BOND (d)
Accumulation unit value at
  beginning of period.....$1.036     $1.021     $1.000     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$1.050     $1.036     $1.021     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value......1.37%      1.50%      2.05%     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period...........16,578     23,735      6,030     N/A        N/A        N/A        N/A        N/A        N/A        N/A
WORLDWIDE EMERGING MARKETS (e)
Accumulation unit value at
  beginning of period.....$1.000      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Accumulation unit value at
  end of period...........$0.808      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Percentage change in accu-
  mulation unit value....-19.24%      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of accumulation
  units outstanding at
  end of period........   99,333      N/A        N/A       N/A        N/A        N/A        N/A        N/A        N/A        N/A
=================================================================================================================================


(a)   The unit value was $1.000 on the inception date of December 3, 1965.
(b)   The unit value was $1.000 on the inception date of May 19, 1981.
(c)   The unit value was $1.000 on the inception date of May 1, 1993.
(d)   The unit value was $1.000 on the inception date of June 1, 1995.
(e)   The unit value was $1.000 on the inception date of May 1, 1997.

GREAT AMERICAN RESERVE, VARIABLE
ACCOUNT, AND THE INVESTMENT OPTIONS

A.  GREAT AMERICAN RESERVE

    Great American Reserve, organized in 1937, is principally engaged in the life insurance business in 49 states and the District of Columbia. Great American Reserve is a stock company organized under the laws of the state of Texas and an indirect wholly owned subsidiary of Conseco, Inc. ("Conseco"). The operations of Great American Reserve are handled by Conseco. Conseco is a publicly owned financial services holding company, the principal operations of which are the development, marketing and administration of specialized annuity and life insurance products. Conseco is located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

    All inquiries regarding Individual Accounts, the Contracts, or any related matter should be directed to Great American Reserve's Variable Annuity Department at the address and telephone number shown on page 1 of this Prospectus. The financial statements of Great American Reserve included in the Statement of Additional Information should be considered only as bearing upon the ability of Great American Reserve to meet the obligations under the Contracts. Furthermore, neither the assets of Conseco nor those of any company in the Conseco group of companies other than Great American Reserve support these obligations. As of December 31, 1997, Great American Reserve had total assets of $2.8 billion and total shareholder's equity of $.4 billion. Great American Reserve does not guarantee the investment performance of the Variable Account investment options.

B. VARIABLE ACCOUNT

    Variable Account, originally established in 1980 by Voyager Life Insurance Company, is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). At a combined Special Meeting held on December 14, 1992, the Contract Owners and Participants in Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of Variable Account, Annuity Fund, and Account D, contemplated thereby. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the Conseco Series Trust, and Variable Account became the continuing separate account. Also on May 1, 1993, all of the Sub-account assets of Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Common Stock, Corporate Bond and Money Market Portfolios of the Conseco Series Trust. In exchange for such assets, shares of the Common Stock, Corporate Bond and Money Market Portfolios were issued to the Common Stock Sub-account,
Corporate Bond Sub- account and Money Market Sub-account of restructured Variable Account, respectively. The respective interests of Contract Owners and Participants immediately after the Combination were equal to their former interests in Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination.

    Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Great American Reserve as managed separate accounts investing directly in securities. Variable Account invested primarily in debt securities, Annuity Fund invested primarily in equity securities, and Account D invested only in money market instruments. As a result of the Combination, Variable Account invests in shares of the Conseco Series Trust, which, in turn, invest directly in diversified portfolios of securities, as described in the Conseco Series Trusts prospectus and statement of additional information. The Variable Account also invests in shares of Funds described herein.

    The Variable Account is segmented into Sub-accounts. Each Sub-account invests in shares of one of the eligible Funds and such shares are purchased at net asset value. The Sub-accounts and Funds may be added or withdrawn as permitted by applicable law. The Variable Account consists of 40 Sub-accounts, each of which invests in shares of one of the eligible Funds of the Conseco
Series  Trust  Asset  Allocation,   Common  Stock,  Corporate  Bond,  Government
Securities and Money Market Portfolios; the Alger American Fund Growth, Leveraged AllCap, MidCap Growth and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. International, Value and Income and Growth Funds; the Berger Institutional Products Trust Berger IPT - 100, Berger IPT - Growth and Income, Berger IPT - Small Company Growth and Berger/BIAM
IPT - International Funds; The Dreyfus Socially Responsible Growth Fund, Inc.; the Dreyfus Stock Index Fund; the Dreyfus Variable Investment Fund International Value and Disciplined Stock Portfolios; the Federated Insurance Series High Income Bond II, International Equity II and Utility II Funds; the INVESCO Variable Investment Funds, Inc. INVESCO VIF - High Yield and INVESCO
VIF - Industrial Income Portfolios; the Janus Aspen Series Aggressive Growth, Growth and Worldwide Growth Portfolios; the Lazard Retirement Series, Inc. Lazard Retirement Equity and Lazard Retirement Small Cap Portfolios; the Lord Abbett Series Fund, Inc. Growth and Income Portfolio; the Mitchell Hutchins Series Trust Growth and Income Portfolio; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Opportunity Fund II, Inc. Opportunity Fund II; the Strong Variable Insurance Funds, Inc. Growth Fund II; and the Van Eck Worldwide Insurance Trust Worldwide Hard Assets, Worldwide Bond, Worldwide Emerging Markets and Worldwide Real Estate Funds. Great American Reserve reserves the right to add other Sub-accounts, eliminate existing Sub-accounts, combine Sub-accounts or transfer assets in one Sub-account to another Sub-account established by Great American
Reserve or an affiliate  company.   Great  American  Reserve  will not eliminate
existing Sub-accounts or combine Sub-accounts without any required prior approval of the appropriate state or federal regulatory authorities.

    The assets of Variable Account are not chargeable with liabilities arising out of any other business Great American Reserve may conduct. In addition, any income, gains or losses realized or unrealized on assets of Variable Account are credited to or charged against Variable Account without regard to other income, gains or losses of Great American Reserve. Nevertheless, obligations arising under the Contracts are obligations of Great American Reserve.

    In addition to the net assets and other liabilities for variable annuity contracts, Variable Accounts assets will include assets derived from charges made by Great American Reserve. Great American Reserve may transfer out to its general account any of Variable Accounts assets that are in excess of the reserves and other liabilities relating to the Contracts.

    Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of Variable Account, except to determine compliance with broad statutory criteria.

C. INVESTMENT OPTIONS

     The investment objectives of the Sub-accounts available through the Variable Account are briefly described below. Information about the Funds is also contained in the Appendix to this Prospectus. More detailed information is contained in the current prospectuses of the Funds which are attached to this prospectus. YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING.

CONSECO SERIES TRUST

     ASSET ALLOCATION PORTFOLIO seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. The Portfolio seeks to achieve this objective by pursuing an active asset allocation strategy whereby investments are allocated, based upon thorough investment research, valuation and analysis of market trends and the anticipated relative total return available, among various asset classes including debt securities, equity securities, and money market instruments.

     COMMON STOCK PORTFOLIO seeks to provide a high total return consistent with preservation of capital and a prudent level of risk primarily by investing in selected equity securities having the investment characteristics of common stocks.

     CORPORATE BOND PORTFOLIO seeks to provide as high a level of income as is consistent with preservation of capital by investing primarily in debt securities.

     GOVERNMENT SECURITIES PORTFOLIO seeks safety of capital, liquidity and current income by investing primarily in securities issued by the U.S. Government or an agency or instrumentality of the U.S. Government, including mortgage-related securities.

     MONEY MARKET PORTFOLIO seeks current income consistent with stability of capital and liquidity. An investment in this Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

THE ALGER AMERICAN FUND

     ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio may engage in leveraging (up to 33 1/3% of its assets) and options and futures transactions, which are deemed to be speculative and which may cause the portfolio's net asset value to fluctuate.

     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly.

     ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     INCOME AND GROWTH FUND seeks dividend growth, current income and capital appreciation. The fund will seek to achieve its investment objective by investing in common stocks.

     INTERNATIONAL FUND seeks capital growth by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers in developed markets.

     VALUE FUND seeks long-term capital growth. Income is a secondary objective. The fund will seek to achieve its objective by investing in securities that management believes to be undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

     BERGER IPT - 100 FUND seeks long-term capital appreciation by investing primarily in common stocks of established companies which the fund's adviser believes offer favorable growth prospects. Current income is not an investment objective.

     BERGER IPT - GROWTH AND INCOME FUND seeks capital appreciation and secondarily a moderate level of current income by investing primarily in common stocks and other securities, such as convertible securities or preferred stocks, which the fund's adviser believes offer favorable growth prospects and are expected to also provide current income.

     BERGER IPT - SMALL COMPANY GROWTH FUND seeks capital appreciation by investing primarily in equity securities (including common and preferred stocks, convertible debt securities and other securities having equity features) of small growth companies with market capitalization of less than $1 billion at the time of initial purchase.

     BERGER/BIAM IPT - INTERNATIONAL FUND seeks long-term capital appreciation by investing primarily in common stocks of well established companies located outside the United States. The fund intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the fund's total assets invested in the securities of companies located in at least five countries, not including the United States.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. seeks to provide capital growth through equity investment in companies that, in the opinion of the fund's management, not only meet traditional investment standards but also show evidence that they conduct business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND

     DREYFUS STOCK INDEX FUND seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Price Index. The Fund is neither sponsored by nor affiliated with the Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

     DISCIPLINED STOCK PORTFOLIO seeks to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Portfolios will use quantitative statistical modeling techniques to construct a portfolio in an attempt to achieve its investment objective, without assuming undue risk relative to the broad stock market.

     INTERNATIONAL VALUE PORTFOLIO seeks long-term capital growth by investing primarily in a portfolio of publicly-traded equity securities of foreign issuers which would be characterized as "value" companies according to criteria established by the adviser to the Portfolio.

FEDERATED INSURANCE SERIES

     FEDERATED HIGH INCOME BOND FUND II seeks to provide high current income by investing at least 65 percent of its assets in lower rated fixed income corporate debt obligations. Capital growth will be considered, but only when consistent with the investment objective of high current income. The fixed income securities in which the fund will primarily invest are commonly referred to as "junk bonds."

     FEDERATED INTERNATIONAL EQUITY FUND II seeks to obtain a total return on its assets by investing at least 65% of its assets (and under normal market conditions substantially all of its assets) in equity securities of issuers in at least three different countries outside of the United States.

     FEDERATED UTILITY FUND II seeks to provide high current income and moderate capital appreciation by investing at least 65 percent of its assets (under normal conditions) in equity and debt securities of utility companies.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO VIF - HIGH YIELD PORTFOLIO seeks a high level of current income by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock.

     INVESCO VIF - INDUSTRIAL INCOME PORTFOLIO seeks the best possible current income while following sound investment practices. Capital growth potential is an additional consideration in the selection of portfolio securities. The portfolio normally invests at least 65% of its total assets in dividend-paying common stocks.

JANUS ASPEN SERIES

     AGGRESSIVE GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on securities issued by medium-sized companies.

     GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on companies with larger market capitalizations.

     WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.

LAZARD RETIREMENT SERIES, INC.

     LAZARD RETIREMENT EQUITY PORTFOLIO seeks capital appreciation by investing primarily in equity securities of companies with relatively large capitalizations that the investment manager considers inexpensively priced relative to the return on total capital or equity.

     LAZARD RETIREMENT SMALL CAP PORTFOLIO seeks capital appreciation by investing primarily in equity securities of companies with market capitalizations under $1 billion that the investment manager considers inexpensively priced relative to the return on the total capital or equity.

LORD ABBETT SERIES FUND, INC.

     GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and income without excessive fluctuation in market value. The Portfolio will invest in securities which are selling at reasonable prices in relation to value. The Portfolio will normally invest in common stocks (including securities convertible into common stocks) of large, seasoned companies in sound financial condition, which common stocks are expected to show above-average price appreciation.

MITCHELL HUTCHINS SERIES TRUST

     GROWTH AND INCOME PORTFOLIO seeks current income and capital growth. Under normal circumstances, the Portfolios invest at least 65% of total assets in dividend-paying equity securities (common and preferred stocks) believed by the adviser to have the potential for rapid earnings growth.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

     LIMITED MATURITY BOND PORTFOLIO seeks the highest current income consistent with low risk to principal and liquidity, and, secondarily, total return by investing all of its net investable assets in another fund, AMT Limited Maturity Bond Investments, which has investment objectives, policies, and limitations that are identical to those of the Limited Maturity Bond Portfolio. AMT Limited Maturity Bond Investments seeks to achieve its investment objective by investing in short to intermediate-term debt securities, primarily of investment grade.

      PARTNERS PORTFOLIO seeks capital growth by investing all of its net investable assets in another fund, AMT Partners Investments, which has investment objectives, policies and limitations that are identical to those of the Partners Portfolio. AMT Partners Investments seeks to achieve its investment objective by investing in common stocks and other equity securities of medium to large capitalization established companies.

STRONG OPPORTUNITY FUND II, INC.

     OPPORTUNITY FUND II seeks capital growth by investing primarily in equity securities and currently emphasizes investments in medium-sized companies which the fund's investment adviser believes are under-researched and attractively valued. The fund will invest at least 80% of its net assets in equity securities, including common stocks (which must constitute at least 65% of its total assets), preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

STRONG VARIABLE INSURANCE FUNDS, INC.

      GROWTH FUND II seeks capital growth by investing primarily in equity securities that the fund's investment adviser believes have above-average growth prospects. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

VAN ECK WORLDWIDE INSURANCE TRUST

     WORLDWIDE BOND FUND seeks high total return through a flexible policy of investing globally, primarily in debt securities. The Fund may emphasize either component of total return (current income and capital appreciation).

     WORLDWIDE EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The fund emphasizes countries that, compared to the world's major economies, exhibit relatively low gross national product per capita as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND seeks long-term capital appreciation by investing globally, primarily in equity securities of "hard asset" companies, and securities whose value is linked to the price of a "hard asset" commodity or commodity index. "Hard Asset" companies include companies that are directly or indirectly engaged to a significant extent in the exploration, development, production or distribution of precious metals; ferrous and non-ferrous metals; gas, petroleum, petrochemicals and other hydrocarbons; forest products; real estate; and other basic non-agricultural commodities which, historically, have been produced and marketed profitably during periods of significant inflation. INCOME IS A SECONDARY CONSIDERATION.

     WORLDWIDE REAL ESTATE FUND seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.


    There is no assurance that the Funds will achieve their stated objectives.

    The Funds' shares are also available to certain separate accounts funding variable life insurance policies and variable annuity contracts offered by other insurance company separate accounts. This is called "mixed and shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in the Funds might at some time be in conflict. The Board of Directors or Trustees of each Fund, each Fund's investment adviser, and Great American Reserve are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed funding, please refer to the relevant Fund prospectus.

    If the shares of any of the Funds should no longer be available for investment by the Variable Account or, if in the judgment of Great American Reserve's management, further investment of such Fund shares shall become inappropriate in view of the purpose of the Contract, Great American Reserve may add or substitute shares of another eligible Sub-account or of another Fund for eligible Portfolio shares already purchased under the Contract. No substitution of Sub-account shares may take place without prior approval of the SEC and notice to Contract Owners or Participants, to the extent required by the 1940 Act.

    Great American Reserve has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed, (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law; (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law; (c) to transfer any assets in any Sub- account to another Sub-account, or to one or more separate investment accounts, or to Great American Reserves Fixed Account of the General Account; or to add, combine or remove Sub-accounts in the Variable Account; and (d) to change the way Great American Reserve assesses charges, so long as the aggregate amount is not increased beyond that currently charged to the Variable Account and the eligible Portfolios in connection with the Contract.

THE CONTRACTS

A. ACCUMULATION PROVISIONS

    PURCHASE PAYMENTS. The single premium payment Contracts have a minimum purchase payment of $10,000 with additional Contracts in amounts of not less than $5,000; the usual maximum is $500,000. The flexible premium payment contracts have a minimum initial and subsequent Purchase Payment of $10 per month; the usual Purchase Payment maximum is $500,000. Purchase Payments in excess thereof may be made only upon approval by Great American Reserve and will be subject to such terms and conditions as may be required by Great American Reserve. The amount of a Purchase Payment may be increased or decreased at any time, and submission of a Purchase Payment different from the previous one will automatically effect such a change.

    The value of an Individual Account can be determined at any time during the Accumulation Period by multiplying the total number of Accumulation Units in a Sub-account attributable to such Individual Account by the then-current value of an Accumulation Unit in such Sub-account. Because the value of the Accumulation Units fluctuates, there is no assurance that the value of the Accumulation Units in an Individual Account will equal or exceed the amount of Purchase Payments made.

      The initial value of an Accumulation Unit for each of the Sub-accounts of the Variable Account on the first day that Purchase Payments are allocated, or transfers are made, to each of such Sub-accounts will be equal to the Accumulation Unit value of $1.00 multiplied by the "net investment factor" for each such Sub-account. After the initial Accumulation Unit values are established, the value of an Accumulation Unit for each of the Sub-accounts of Variable Account for any subsequent Valuation Period will be determined by multiplying the Accumulation Unit value for the immediately preceding Valuation Period by the net investment factor for the current period for the Sub- account. (see "Net Investment Factor for each Valuation Period").

    A Valuation Period is the period of time from the end of one business day to the end of the next. Accumulation Units of the Sub-accounts are valued as of the time of closing of each business day of the New York Stock Exchange on any business day in which an order for sale or redemption of Accumulation Units is received and in which there is a sufficient degree of trading in the portfolio securities to materially affect the current asset values of the Accumulation Units.

    ACCUMULATION UNITS. Each Purchase Payment is credited to the Participant's Individual Account in the form of Accumulation Units at the close of the Valuation Period in which the Purchase Payment is received at the Administrative Office of Great American Reserve. The number of Accumulation Units credited is determined by dividing the amount credited by the value of an Accumulation Unit at the close of that Valuation Period. Accumulation Units are valued separately for each investment option, so a Contract Owner who has elected to have amounts in an Individual Account accumulated in more than one investment option will have several types of Accumulation Units credited to the Individual Account.

     ALLOCATION OF PURCHASE PAYMENTS AND TRANSFERS. The Contract Owner may elect to have Purchase Payments accumulated (a) on a fully variable basis invested in one or more of the Sub-accounts of Variable Account; (b) on a fully fixed basis which reflects a compound interest rate promised by Great American Reserve; or
(c) in a combination of any of the investment options.

    An election to change the allocation of future Purchase Payments may be made by the Contract Owner 30 days (a) subsequent to the date of establishment of the Individual Account or (b) subsequent to a prior change in allocation. In addition, the Contract Owner may elect, during the Accumulation Period, to transfer amounts in an Individual Account being accumulated in any investment option to any other investment option without deduction of any charges, subject to certain conditions.

    Subject to the conditions noted below, during the Accumulation Period the Contract Owner may transfer amounts in an Individual Account being accumulated in any investment option--a Sub-account of Variable Account or the Fixed Account--to any other investment option available under the Contracts, without charge. Except with Great American Reserves permission, a transfer can be made no more frequently than once in any 30-day period, and only one transfer from the Fixed Account is permitted in any six-month period with no more than 20 percent of the Fixed Account value transferred at one time. Transfers between Sub-accounts and changes in allocations may be made either in writing or by telephone (if a telephone authorization request has been completed).

      Transfers must be made by written authorization from the Contract Owner or from the person acting for the Contract Owner as an attorney-in-fact under a power-of- attorney if permitted by state law. The Contract Owner must request telephone transfers on forms provided by Great American Reserve. By authorizing Great American Reserve to accept telephone transfer instructions, a Contract Owner agrees to accept and be bound by the conditions and procedures established by Great American Reserve from time to time. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls will be recorded, and the caller will be asked to produce your personalized data prior to our initiating any transfer requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. If reasonable procedures are employed, neither Great American Reserve nor Conseco Equity Sales, Inc. ("Conseco Equity Sales") will be liable for following telephone instructions which it reasonably believes to be genuine. Written transfer requests may be made by a person acting for the Contract Owner as an attorney-in-fact under a power-of-attorney.

      Transfer requests received by Great American Reserve before the close of trading on the New York Stock Exchange (currently 4:00 p.m. eastern time) will be initiated at the close of business that day. Any request received later will be initiated at the close of the next business day.

    DOLLAR COST AVERAGING. Great American Reserve administers a Dollar Cost Averaging ("DCA") program which enables a Contract Owner to transfer the value from the Fixed Account or Money Market Sub-account to another investment option on a predetermined and systematic basis. The DCA program is generally suitable for Contract Owners making a substantial deposit to the Contract and who desire to control the risk of investing at the top of a market cycle. The DCA program allows such investments to be made in equal installments over time in an effort to potentially reduce such risk.

    REBALANCING. Rebalancing is a program, which if elected, provides for periodic pre-authorized automatic transfers during the Accumulation Period among the Sub- Accounts pursuant to written instructions from the Contract Owner. Such transfers are made to maintain a particular percentage allocation among the Portfolios as selected by the Contract Owner. Amounts in the Fixed Account will not be transferred pursuant to the Rebalancing Program. The Contract Value must be at least $5,000 to have transfers made pursuant to the Program. Any transfer made pursuant to the Program must be in whole percentages in one (1%) percent allocation increments. The maximum number of Sub-Accounts which can be used for rebalancing is fifteen (15). A Contract Owner may select quarterly, semi-annual or annual Rebalancing, on the date requested by the Contract Owner. There is no fee for participating in the Program. The Company reserves the right to terminate, modify or suspend the Rebalancing Program at any time.

      SWEEPS. Sweeps are the transfer of the earnings from the Fixed Account investment option into another investment option on a periodic and systematic basis.

    VALUE OF AN INDIVIDUAL ACCOUNT. The number of Accumulation Units credited to an Individual Account will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Period to Valuation Period to reflect the investment experience of the appropriate investment option. The value of an Individual Account at any time prior to the commencement of the Annuity Period can be determined by (a) multiplying the total number of Accumulation Units credited to the Individual Account for each investment option, respectively, by the appropriate current Accumulation Unit value; and (b) totaling the resulting values for each portion of the Individual Account. There is no assurance that the value of the Individual Account will equal or exceed the Purchase Payments made. The Contract Owner will be advised at least annually as to the number of Accumulation Units which are credited to the Individual Accounts, the current Accumulation Unit values, and the values of the Individual Accounts.

    NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD. The Variable Account value will fluctuate in accordance with the investment results of the underlying eligible Funds. In order to determine how these fluctuations affect Contract value, an Accumulation Unit value is utilized. Each Sub-account has its own Accumulation Units and value per Unit. The Unit value applicable during any Valuation Period is determined at the end of that period.

      When eligible Fund shares were first purchased on behalf of the Variable Account, Accumulation Units were valued at $1.00 each. The value of an Accumulation Unit for each Sub-account at any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. A net investment factor for each Sub-account is calculated by dividing (a) by (b) and then subtracting (c) (i.e., (a/b) - c), where:

     (a) is equal to:

         (i)  the net asset value per share of the eligible
         Portfolio at the end of the Valuation Period; plus

         (ii) the per-share amount of any distribution made by the eligible Portfolio if the "ex-dividend" date occurs during that same Valuation Period.

     (b) is the net asset value per share of the eligible Portfolio at the end of the prior Valuation Period.

     (c) is equal to the Valuation Period equivalent of the per- year mortality and expense risk charge as indicated in the "Summary - Charges and Deductions" table.

    INFORMATION ON THE FIXED ACCOUNT. Because of exemptive and exclusionary provisions, interests in the Fixed Account of the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the Fixed Account of the general account registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account of the general account of Great American Reserve nor any interest therein is generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus that relate to the fixed portion. Disclosures regarding the Fixed Account of the Contracts and the general account of Great American Reserve, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    In addition to the 40 variable investment options described in this Prospectus, the Contracts have a Fixed Account available for allocation of Purchase Payments. Generally, the information in the Section called Contracts applies in a like manner to the Fixed Account. However, there are some differences.


    The Fixed Account operates like a traditional annuity. Fixed Annuity Cash Values increase based on interest rates that may change from time to time but are guaranteed by Great American Reserve. Interest is credited daily and compounded annually. Purchase Payments and transfers to the Fixed Account become part of the general account of Great American Reserve. In contrast, Purchase Payments and transfers for the Variable Account are applied to segregated asset accounts; they are not commingled with Great American Reserves main portfolio of investments that support fixed annuity obligations. The gains achieved or losses suffered by the segregated asset accounts have no effect on the Fixed Account.

    The Contracts allow you to transfer Contract Values between the Fixed and Variable Accounts, but such transfers are restricted as follows:

     1. You may transfer Contract Values from the Variable Account to the Fixed Account once in any 30-day period.

     2. You may transfer Contract Values from the Fixed Account to the Variable Account once in any six- month period subject to a limit of 20 percent of the Fixed Account value.

     3. No transfers may be made from the Fixed Account once annuity payments begin.

    The administrative charge and the mortality and expense risk charge based on the value of each Sub-account do not apply to values allocated to the Fixed Account.

    If you buy the annuity as a TSA or certain other qualified plans, the Contract will contain a provision that allows a loan to be taken against the Contract Values allocated to the Fixed Account. Loan provisions are described in detail in the Contract.

    WITHDRAWALS. The Contract permits the Contract Owner to withdraw all or a portion of the Contract at any time. The value of the Contract will be determined as of the date a written request for withdrawal is received by Great American Reserve at its Administrative Office or a later date specified by the Contract Owner in the request. The Redemption Payment shall be the value of Accumulation Units then credited to Individual Accounts under the Contract, less applicable withdrawal charges, any outstanding loans, and applicable administrative fees. With respect to any Individual Account value or portion thereof which has been applied to provide annuity payments, Great American Reserve will continue to make annuity payments under the option selected until its obligation to make such payments terminates (see Annuity Provisions).

    An Individual Account may be fully or partially withdrawn by the Contract Owner at any time prior to the commencement of annuity payments subject to any restrictions of the Code. For certain qualified contracts, exercise of the withdrawal right may be restricted and may require the consent of the participants spouse as required under the Code and regulations thereunder. Where amounts in an Individual Account are being accumulated in more than one investment option, a request for partial withdrawal must specify the manner in which the Amount Redeemed is to be allocated between the investment options.

    Redemption Payments will normally be made within seven days after a written request is received at the Administrative Office of Great American Reserve, or within seven days after such later date specified by the Contract Owner in the request. Payment may be subject to postponement as described below.

    With respect to the portion accumulated on a variable basis, payment may be postponed (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which disposal of securities held in one or more of the Funds is not reasonably practicable or it is not reasonably practicable for the assets of a Fund to be fairly determined; or (3) for such other periods as the SEC may by order permit for the protection of security holders. The conditions under which trading shall be deemed to be restricted or an emergency deemed to exist shall be determined by the rules and regulations of the SEC.

    Withdrawals from the Contract may be subject to income and penalty taxes. Withdrawals from Contracts issued in connection with certain qualified plans are permitted only under limited circumstances (see "Federal Tax Status").


    SYSTEMATIC WITHDRAWAL PLAN. Great American Reserve administers a Systematic Withdrawal Plan (SWP) which enables a Participant to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Participants entering into a SWP agreement instruct Great American Reserve to withdraw a level dollar amount from specified investment options on a periodic basis. The total of SWP withdrawals in a Contract Year is limited to free withdrawal amounts to ensure that no withdrawal charge will ever apply to a SWP withdrawal (see "Withdrawal Charge"). If an additional withdrawal is made from a Contract participating in SWP, the SWP will terminate automatically and may be reinstated only on or after a written request to Great American Reserve. SWP is not available to Contracts participating in the dollar cost averaging program or for which Purchase Payments are automatically deducted from a bank account on a periodic basis. SWP is only available for withdrawals free of withdrawal charges. SWP withdrawals may, however, be subject to income taxes and the 10 percent federal tax penalty on early withdrawals (see "Federal Tax Status"). Participants interested in SWP may elect to participate in this program by written request to Great American Reserve's Administrative Office.



    LOANS. Your contract may contain a loan provision issued in connection with certain qualified plans. Owners of such Contracts may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. Tax advisers and retirement plan fiduciaries should be consulted prior to exercising loan privileges. Loan provisions are described in detail in the Contract and any applicable loan agreement.

     The amount of any loans outstanding on the date of death will be deducted from the death benefit (see "Death Benefits"). In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the loan is outstanding, the Contract Value will not increase as rapidly as it would have if no loan was outstanding. If investment results are below that rate, the Contract Value will be higher than it would have been if no loan had been outstanding.

CONTRACT CHARGES

    PREMIUM TAXES. Any premium tax due may be deducted from Purchase Payments or from Individual Account values at the annuity commencement date or at any such other time as determined by Great American Reserve in its sole discretion. The current range of premium taxes in jurisdictions in which the Contracts are made available is from 0 percent to 3.5 percent.

    ADMINISTRATIVE CHARGE. During the Accumulation Period, an annual administrative fee is deducted on each July 2 from the Individual Account value. If an Individual Account is fully surrendered prior to the commencement of annuity payments, the annual administrative fee will be deducted from proceeds paid; provided, however, that in no event will the amount of such administrative fee deduction exceed 2 percent of the surrender value of the Individual Account when it is fully surrendered. This administrative fee is also assessed at the time the Accumulation Value is applied to provide an annuity. The administrative fee deduction is made first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the Sub-accounts of Variable Account. The fee is $20 for flexible premium payment Contracts and $25 for single premium payment Contracts. These administrative fees have been set at a level that will recover no more than the actual costs associated with administering the Contracts.

    MORTALITY AND EXPENSE RISK CHARGE. Great American Reserve makes daily deductions from the variable portion of a Contract at an effective annual rate equal to 1.00 percent of the value of the assets of Variable Account for the mortality and expense risks assumed by Great American Reserve. Great American Reserve performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Great American Reserve also provides the death benefits under the Contracts. The amounts are deducted from the assets of Variable Account in accordance with the Contracts.

    Variable Annuity payments made under the Contracts vary with the investment performance of the Sub-accounts of Variable Account, but are not affected by Great American Reserve's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly annuity payments payable under the Contracts.

    If Annuitants live longer than the life expectancy determined by Great American Reserve, Great American Reserve provides funds from its general funds to make annuity payments. Conversely, if longevity among Annuitants is lower than Great American Reserve determined, Great American Reserve realizes a gain. This is the mortality expense risk.

    Great American Reserve also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Great American Reserve will pay the amount of any shortfall from its general funds. Any amounts paid by Great American Reserve may consist of, among other things, proceeds derived from mortality and expense risk charges.

    WITHDRAWAL CHARGE. Ten percent of the single premium payment Contract may be withdrawn without payment of a withdrawal charge each year beginning with the second Contract year. Ten percent of the total accumulation of a flexible premium payment Contract may be withdrawn without payment of a withdrawal charge, but not more than one free withdrawal may be made in any calendar year. Termination of either Contract or a partial withdrawal in excess of these limitations may subject the value of the amount surrendered ("Amount Redeemed") to a withdrawal charge. The deduction for withdrawal charges will be calculated on the amount withdrawn in excess of 10 percent to determine the amount to be paid ("Redemption Payment"). For flexible premium payment contracts, the deduction for the first withdrawal in a contract year will be calculated on the amount withdrawn in excess of 10 percent of the total current accumulation. For the second or subsequent withdrawals in a Contract year, the withdrawal charge will be calculated on the total amount of each withdrawal. No withdrawal charge is made from annuity payments under an option involving lifetime payments or from amounts paid due to the death of a Participant. Any applicable withdrawal charge will be made if the number of years selected is less than five.

    The withdrawal charge will be a percentage of the Amount Redeemed, ranging from 8 percent to 0 percent depending on the type of Contract and the length of time the Contract has been outstanding. In no event, however, will the cumulative deductions exceed 8.5 percent of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual dollar amount of the withdrawal charge will increase, even though the percentage will decline, because of the increased Accumulation Value of the Contract. If the cost of selling the Contracts is greater than the withdrawal charge collected, the deficiency will be made up out of Great American Reserve's general account assets which may include profits derived from the mortality and expense risk fees.

WITHDRAWAL CHARGE
                                                                                 FLEXIBLE PREMIUM                SINGLE PREMIUM
CONTRACT YEAR                                                                    PAYMENT CONTRACT              PAYMENT CONTRACT
====================================================================================================================================


     1.........................................................................................8%                           7%
     2.........................................................................................7%                           6%
     3.........................................................................................6%                           5%
     4.........................................................................................5%                           4%
     5.........................................................................................4%                           3%
     6.........................................................................................3%                           0%
     7.........................................................................................2%                           0%
     8.........................................................................................1%                           0%
     Thereafter................................................................................0%                           0%
====================================================================================================================================


No withdrawal charge is applicable to Individual Accounts surrendered upon the death of the Participant. Redemptions are made on a last-in, first-out basis.


EXAMPLES:

(1) Complete withdrawal of an Individual Account under a single premium payment Contract during the third Contract year:

          VALUE OF CONTRACT                SINGLE
      OR INDIVIDUAL ACCOUNT               PREMIUM                      WITHDRAWAL           ADMINISTRATIVE              REDEMPTION
          (AMOUNT REDEEMED)               PAYMENT                          CHARGE           FEE DEDUCTION*                 PAYMENT
          -----------------               -------                          ------           --------------                 -------
                    $11,800               $10,000             $540 (5% x $10,800)                      $25                 $11,235

*Applicable to full withdrawals only.

(2) Partial withdrawal of Individual Account under a single premium payment Contract during the third Contract year, assuming $1,000 Redemption Payment requested in excess of the 10 percent no penalty withdrawal:

                     AMOUNT                      AMOUNT                       WITHDRAWAL                         REDEMPTION
                  REQUESTED                    REDEEMED                           CHARGE                            PAYMENT
                  ---------                    --------                           ------                            -------
                  $1,000.00                   $1,052.63                      $52.63 (5%)                          $1,000.00

     In order to make a Redemption Payment of $1,000 in excess of the 10 percent no penalty withdrawal, the Amount Redeemed must be greater than the Amount Requested by the amount of the withdrawal charge. The Amount Redeemed is calculated by dividing (a) the Amount Requested ($1,000) by (b) 1.00 minus the deduction rate of 5 percent (or .95), which produces $1,052.63. The value of the Individual Account will be reduced by this amount.

    EXPENSE GUARANTEE AGREEMENT. Pursuant to the Combination, Great American Reserve issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Common Stock, Corporate Bond, and Money Market Portfolios of the Conseco Series Trust whose shares are purchased by Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Sub-accounts of Variable Account, will not exceed an amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Accordingly, Great American Reserve will reimburse to the appropriate Sub-account of Variable Account an amount that represents the difference between the investment management fees charged Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to the Conseco Series Trust, plus any other charges in excess of those that would have been incurred if the Combination had not taken place. The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of Variable Account are not expected to be more than before the Combination. Great American Reserve will not, however, assume extraordinary or non-recurring expenses of the Conseco Series Trust, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if the Conseco Series Trust fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Great American Reserve, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

    OTHER CHARGES. Currently, no charge is made against Variable Account for Great American Reserve's federal income taxes, or provisions for such taxes, that may be attributable to Variable Account. Great American Reserve may charge each Sub-account of Variable Account for its portion of any income tax charged to the Sub-account or its assets. Under present laws, Great American Reserve may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Great
American Reserve may decide to make charges for such taxes or provisions for such taxes against Variable Account. Any such charges against Variable Account or its Sub-accounts could have an adverse effect on the investment experience of such Sub-accounts.

     DEATH BENEFITS. In the event the Owner, a Co-Owner, a Joint Owner or the Annuitant dies before annuity payments commence, Great American Reserve will pay the Contract Value less any outstanding loans to the beneficiary named in the Contract determined as of the Valuation Period in which proof of death acceptable to us is received at our Administrative Office.

     Generally, in the case of non-qualified Contracts, the distribution of the Contract Owner's interest in the Contract must be made within five years after the Contract Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Contract Owner's death, distribution may generally be made as an annuity which begins within one year of the Contract Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Contract Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Contract Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Contract Owner, dies. If there are Joint Owners or Co-Owners, distribution will occur when the first owner dies. Generally, in the case of a qualified contract, the date on which distributions are required to begin must be no later than April l of the first calendar year following the later of (a) the calendar year in which the Annuitant attains age 70 1/2 or
(b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts. In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply.

     In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract.

     RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS. PARTICIPANTS IN OPTIONAL RETIREMENT PROGRAMS can redeem their interest in a Variable Annuity Contract only upon (1) termination of employment in all public institutions of higher
education  as  defined  by  applicable  law,  (2)  retirement,   or  (3)  death.
Accordingly, a Participant may be required to obtain a certificate of termination from his employer before he can redeem his interest. Currently, these restrictions apply to the participants of the Florida and Texas Optional Retirement Program.

     RESTRICTIONS UNDER SECTION 403(b) PLANS. Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Contract Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), in the case of hardship or made pursuant to a qualified domestic relations order. Withdrawals for hardship are restricted to the portion of the Contract Owner's Contract value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply.

B. ANNUITY PROVISIONS

     ELECTING THE ANNUITY PERIOD AND FORM OF ANNUITY. For deferred annuity Contracts, the date annuity payments are to commence and the annuity option are elected by the Contract Owner. Changes in such elections may be made at any time up to 30 days prior to the date annuity payments are to commence by notice to Great American Reserve. If no such elections are made, payments will automatically begin on the first day of the month or, with respect to the flexible payment Contracts, coinciding with the Annuitant's attainment of age 65 under a lifetime annuity with 120 monthly payments certain, and the value of the Contract Owner's Individual Account will be based upon the value in the Sub-accounts of Variable Account applied, separately, to provide variable annuity payments.

     By giving written notice to Great American Reserve at least 30 days prior to the commencement of annuity payments, the Contract Owner may elect to change
(a) the annuity option to any of the optional annuity forms described below, and
(b) the manner in which the value of a Contract Owner's Individual Account is to be applied to provide annuity payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed annuity payments or vice versa). Once annuity payments commence, no changes may be elected by the Contract Owner.

     No election may be made that would result in a first monthly annuity payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed annuity payments is elected. If at any time payments are or become less than $25 per monthly payment, Great American Reserve has the right to change the frequency of payment to such interval as will result in annuity payments of at least $25 each, except that payments shall not be made less frequently than annually.


     See "Federal Tax Status" for information on the federal tax status of annuity payments or other settlements in lieu thereof.

ANNUITY OPTIONS

     FIRST OPTION-LIFE ANNUITY. An Annuity payable monthly during the lifetime of the Annuitant and ceasing with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one annuity payment if the Annuitant died prior to the due date of the second annuity payment.

     SECOND OPTION-LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS GUARANTEED. An Annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months, as elected, annuity payments will be continued during the remainder of such period to the beneficiary designated by the Contract Owner. For the single payment Contract, if no beneficiary is designated, Great American Reserve will, in accordance with the Contract provisions, pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment (See "Determination of Amount of the First Monthly Variable Annuity Payment").

     Because it provides a specified minimum number of annuity payments, this option results in somewhat lower payments per month than the First Option.

     THIRD OPTION-DEFERRED INCOME (FLEXIBLE PREMIUM CONTRACT ONLY). An annuity payable monthly, quarterly, semiannually, or annually with a lump sum paid to the designated beneficiary at the Annuitant's death. Under this option the total accumulation value of the contract will be deposited in the Fixed Account on the Annuity Date and payments will be equal to the net Fixed Account rate of return for the period multiplied by the amount remaining on deposit.

     FOURTH OPTION-JOINT AND LAST SURVIVOR LIFE ANNUITY. An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100 percent, 75 percent, 66 2/3 percent or 50 percent of the amount which would have been payable to the Annuitant, the applicable rate being elected at the time this option is elected. This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive. Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if such participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

     FIFTH OPTION-PAYMENTS FOR A DESIGNATED PERIOD. Payments are made for the number of years selected, which may be from one through 30. However, any applicable withdrawal charges will be made if the number of years selected is less than five. If elected on a variable basis, payments under this option will vary monthly in accordance with the net investment rate of the Sub- Accounts of Variable Account. Should the Annuitant die before the specified number of monthly payments is made, the remaining payments will be commuted and paid to the designated beneficiary in one sum, or (provided the commuted amount is at least $5,000 and distribution of the value of the total accumulation is not less rapid than the rate of payment for the designated period) said amount at the beneficiary's election will be payable under either of the first two options.

     To the extent that this option is effected on a variable basis, at any time during the payment period the Contract Owner may elect that the remaining value
(1) be paid in one sum, or (2) provided that the value is at least $5,000, be applied to effect a lifetime annuity under one of the first three options described above. Since the Contract Owner may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Account values.

     SIXTH OPTION-PAYMENTS OF A DESIGNATED DOLLAR AMOUNT. Monthly, quarterly, semiannual, or annual payments of a designated dollar amount are made until the Individual Account value applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $75 per year per $1,000 of Individual Account value applied. Should the Annuitant die before the value is exhausted, the remaining value will be paid to the beneficiary in one sum.

     To the extent that this option is effected on a variable basis, at any time during the payment period the Contract Owner may elect that the remaining value be applied to effect a lifetime annuity under one of the first two options described above. The Contract Owner, or in the case the Contract Owner shall not have done so, the beneficiary shall elect an annuity option for distribution of any amount on deposit at the date of an Annuitant's death, and the distribution will be made at least as rapidly as during the life of the Annuitant. Since the Contract Owner may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Account values.

     Additional options may be available in the case of certain contracts purchased prior to 1983, which contracts are no longer offered for sale.

     DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT. When annuity payments commence, the value of the Individual Account is determined as the total of the product(s) of (a) the value of an Accumulation Unit for each investment medium at the end of the Valuation Period immediately preceding the Valuation Period in which the first annuity payment is due and (b) the number of Accumulation Units credited to the Individual Account with respect to each investment medium as of the date the Annuity is to commence. Premium tax, if assessed at such time by the applicable jurisdiction, will be deducted from the Individual Account value. Any portion of the Individual Account value for which a fixed annuity election has been made is applied to provide fixed-dollar payments under the option elected.

     The amount of the first monthly variable annuity payment is then calculated by multiplying the Individual Account value which is to be applied to provide variable payments by the amount of first monthly payment per $1,000 of value, in accordance with annuity tables contained in the Contract. The annuity tables are based on the Progressive Annuity Table, assuming births in the year 1900. For Annuitants whose year of birth is after 1915, an "adjusted age" is used, which is one year less than actual age. The amount of first monthly payment per $1,000 of value varies according to the form of annuity selected (see "Annuity Options"), the age of the Annuitant (for certain options) and the assumed net investment rate selected by the Contract Owner. The standard assumed net investment rate is 3 1/2 percent per annum; however, an alternative 5 percent per annum, or such other rate as Great American Reserve may offer, may be selected prior to the commencement of annuity payments.

     The assumed net investment rates built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. Selection of a 5 percent rate, rather than the standard 3 1/2 percent rate, would produce a higher first payment but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months were equal to the assumed rate, the annuity payments would be level during that period.

     If a greater first monthly payment would result, Great American Reserve will compute the first monthly payment on the same mortality basis as used in determining the first payment under immediate annuity contracts being issued for a similar class of Annuitants at the date the first monthly payment is due under the Contract.

     VALUE OF AN ANNUITY UNIT. At the commencement of the Annuity Period, a number of Annuity Units is established for the Contract Owner for each investment option on which variable annuity payments are to be based. For each Sub-account of Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the annuity unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant throughout the Annuity Period and is the basis for calculating the amount of the second and subsequent annuity payments.

     The Annuity Unit value is determined for each Valuation Period, for each investment option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate Sub-account (see "Net Investment Factor for Each Valuation
Period") for the immediately preceding Valuation Period and (ii) a factor to neutralize the assumed net investment rate built into the annuity tables (discussed under the preceding caption), for it is replaced by the actual net investment rate in step (i). The daily factor for a 3 1/2 percent assumed net investment rate is .99990576; for a 5 percent rate, the daily factor is
 .99986634.

     AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS. The amounts of second and subsequent monthly variable annuity payments are determined by multiplying (i) the number of Annuity Units established for the Annuitant for the applicable Sub-account by (ii) the Annuity Unit value for the Sub-account. If Annuity Units are established for more than one Sub-account, the calculation is made separately and the results combined to determine the total monthly variable annuity payment.

1.   EXAMPLE  OF  CALCULATION  OF  MONTHLY   VARIABLE  ANNUITY   PAYMENTS.   The
     determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Sub-account. If payments were based on the investment experience of more than one Sub-account, the same procedure would be followed to determine the portion of the monthly payment attributed to each Sub-account.

2. FIRST MONTHLY PAYMENT. Assume that at the date of retirement there are 40,000 Accumulation Units credited under a particular Individual Account and that the value of an Accumulation Unit for the Valuation Period immediately prior to retirement was $1.40000000; this produces a total value for the Individual Account of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $6.57 per $1,000 of value applied; the first monthly payment to the Annuitant would thus be 56 multiplied by $6.57, or $367.92.

     Assume that the Annuity Unit value for the Valuation Period in which the first monthly payment was due was $1.30000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the Participant: $367.92 /$1.30000000 produces 283.015 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.

3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the Valuation Period immediately preceding the due date of the second monthly payment. This is multiplied by .99713732 to neutralize the assumed net investment rate of 3 1/2 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of
     1.00710869. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30924130.

     The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 283.015 times $1.30924130 produces a payment of $370.53.

     TRANSFERS DURING THE ANNUITY PERIOD. Transfers during the Annuity Period may be made upon written notice to Great American Reserve at least 30 days before the due date of the first annuity payment for which the change will apply. Transfers will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units. Great American Reserve reserves the right to limit, upon notice, the maximum number of transfers a Contract Owner may make to one in any six-month period once annuity payments have commenced. In addition, no transfers may be made from a fixed annuity option. Great American Reserve reserves the right to defer the transfer privilege at any time that Great American Reserve is unable to purchase or redeem shares of the Funds. Great American Reserve also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

     DEATH BENEFIT DURING THE ANNUITY PERIOD. If annuity payments have been selected based on an annuity option providing for payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Great American Reserve will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. For the single payment Contracts, if no beneficiary is designated, Great American Reserve will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

OTHER CONTRACT PROVISIONS

     TYPE OF CONTRACT. There are two types of Contracts: (1) flexible installment purchase payment deferred annuity contracts under which Purchase Payments may be made at such intervals as desired, but are usually made on an annual, semi-annual, quarterly or monthly basis, under which annuity payments to the Annuitant begin at a point of time in the future, and (2) single payment deferred annuity contracts under which a single payment is made, under which annuity payments to the Annuitant begin at a point of time in the future.

     COMPANY APPROVAL. Each application for a contract is subject to acceptance by Great American Reserve. Upon acceptance, a Contract is issued to the Contract Owner and the Purchase Payment is credited to the Contract Owner's account. If an application is complete upon receipt, the Purchase Payment will be credited to the Contract Owner's account within two business days. If it is not complete, Great American Reserve will request additional information to complete the processing of the application. If this is not accomplished within five business days, Great American Reserve will return the Purchase Payment to the applicant unless otherwise instructed. Subsequent Purchase Payments will be credited to the Contact Owner's account at the price next computed after the Purchase Payment is received by Great American Reserve at its Administrative Office.

     TEN-DAY RIGHT TO REVIEW. Contracts allow a "10-day free look" wherein the Contract Owner may revoke the Contract by returning it to either a Great American Reserve representative or to Great American Reserve's Variable Annuity Department within 10 days of delivery of the Contract (or a longer period in certain states). Great American Reserve deems this period as ending 15 days after a Contract is mailed from its Variable Annuity Department. If the Contract is returned under the terms of the free look, Great American Reserve will refund to the Contract Owner an amount equal to all payments received with respect to the Contract, unless a larger refund is required by state law.



     ASSIGNMENT. A Contract may not be assigned by the Contract Owner, although permitted, except when issued on a non-tax-qualified basis. An assignment of a non-tax-qualified Contract would have tax consequences to the Contract Owner (see "Federal Tax Status").

FEDERAL TAX STATUS

      NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

      Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

      For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     Great American Reserve is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from Great American Reserve, and its operations form a part of Great American Reserve.

DIVERSIFICATION

      Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

      On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

      The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     Great American Reserve intends that all variable Investment Options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

      The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable Account will cause the Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

      The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

      In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

      Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

      The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

      Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

      An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

      If the Contract is issued pursuant to a retirement plan which recieves favorable treatment under the provision of Sections 403(b) or 457 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

INCOME TAX WITHHOLDING

      All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

      Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

      Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     The Contract provides that upon the death of the Annuitant prior to Maturity Date, the death proceeds will be paid to the beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten (10%) percent distribution penalty unless the beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

      The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative
procedures.    Owners,  participants  and Beneficiaries  are  responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.     Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. Government and Tax-Exempt Organization's Deferred Compensation Plans. Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans. While participants in such Plans may be permitted to specify the form of investment in which their Plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors until December 31, 1998, or such earlier date as may be established by Plan amendment. However, amounts deferred under a Plan created on or after August 20, 1996 and amounts deferred under any 457 Plan after December 31, 1998 must be held in trust, custodial account or annuity contract for the exclusive benefit of Plan participants and their beneficiaries. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 ($8,000 beginning in 1998, as indexed for inflation) or 33 1/3 percent of the participant's includable compensation. However, in limited circumstances, up to $15,000 may be deferred in each of the last three years before normal retirement age.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the
individual's    cost   basis  to  the individual's total accrued benefit under
the  retirement  plan.    Special  tax  rules  may  be  available  for certain
distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified
retirement  plans,  including    Contracts  issued  and  qualified  under Code
Section (403(b)(Tax-Sheltered Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions:(a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2;
(b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code);
(c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and (f) made to an alternate payee pursuant to a qualified domestic relations order.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of
Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include
any  investment  results.   The limitations on withdrawals became effective on
January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS - QUALIFIED PLANS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

VOTING RIGHTS

     Contract Owners may instruct Great American Reserve as to the voting of Fund shares attributable to their respective interests under the Contracts at meetings of shareholders of the Funds. Contract Owners entitled to vote will receive proxy material and a form on which voting instructions may be given. Great American Reserve will vote the shares of each Sub-account held by Variable Account attributable to the Contracts in accordance with instructions received from Contract Owners. Shares held in each Sub-account for which timely instructions have not been received from Contract Owners will be voted by Great American Reserve for or against any proposition, or Great American Reserve will abstain, in the same proportion as shares in that Sub-account for which instructions are received. Great American Reserve will vote, or abstain from voting, any shares that are not attributable to Contract Owners in the same proportion as all Contract Owners in Variable Account vote or abstain. However, if Great American Reserve determines that it is permitted to vote such shares of the Funds in its own right, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder.

     Under certain Variable Annuity Contracts, Participants and Annuitants have the right to instruct the Contract Owner with respect to the number of votes attributable to their Individual Accounts or valuation reserve. Votes attributable to Participants and Annuitants who do not instruct the Contract Owner will be cast by the Contract Owner for or against each proposal to be voted upon, in the same proportion as votes for which instructions have been received. Participants and Annuitants entitled to instruct the casting of votes will receive a notice of each meeting of Contract Owners, and proxy solicitation materials, and a statement of the number of votes attributable to their participation under the Contract.

     The number of shares held in a Sub-account deemed attributable to a Contract Owner's interest under a Contract will be determined on the basis of the value of the Accumulation Units credited to the Contract Owner's account as of the record date. On or after the commencement of Annuity payments, the number of attributable shares will be based on the amount of assets held to meet annuity obligations to the payee under the Contract as of the record date. During the annuity period, the number of votes attributable to a Contract will generally decrease since funds set aside for Annuitants will decrease as payments are made.

GENERAL MATTERS

     PERFORMANCE INFORMATION. Performance information for the Variable Account investment options may appear from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account investment options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than ten years, for the period subsequent to the date each Sub- account first became available for investment. Additional total return quotations may be made that do not reflect a withdrawal charge deduction (assuming no withdrawal at the end of the illustrated period). Performance information may be shown by means of schedules, charts or graphs. See the Statement of Additional Information for a description of the methods used to determine yield and total return information for the Sub-accounts.

    DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. ("Conseco Equity Sales"), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Great American Reserve, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. Such registered representatives will also be licensed insurance representatives of Great American Reserve. See the Statement of Additional Information for more information.

     CONTRACT OWNER INQUIRIES. All Contract Owner inquiries should be directed to Great American Reserve's Administrative office address or telephone number appearing on page 1 of this Prospectus.

     LEGAL PROCEEDINGS. There are no legal proceedings to which Variable Account is a party or to which the assets of Variable Account are subject. Neither Great American Reserve nor Conseco Equity Sales are involved in any litigation that is of material importance in relation to their total assets or that relates to Variable Account.

     OTHER INFORMATION. This Prospectus contains information concerning Variable Account, Great American Reserve, and the Contracts, but does not contain all of the information set forth in the Registration Statement and all exhibits and schedules relating thereto, which Great American Reserve has filed with the Securities and Exchange Commission, Washington, D.C.

     Additional information may be obtained from Great American Reserve by requesting from Great American Reserve's Variable Annuity Department, 11815 N. Pennsylvania Street, Carmel, Indiana 46032, a Statement of Additional Information. For convenience, the Table of Contents of the Statement of Additional Information is provided below:


TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION
                                                       PAGE

General Information and History.......................
Independent Accountants...............................
Distribution..........................................
Calculation of Yield Quotations.......................
Calculation of Total Return
Quotations............................................
Other Performance Data................................
Financial Statements..................................

     If you would like a free copy of the Statement of Additional Information for this Prospectus, please complete this form, detach, and mail to:

     Great American Reserve Insurance Company
     Attn.: Variable Annuity Department
     11815 N. Pennsylvania Street
     Carmel, Indiana  46032

Gentlemen:

     Please send me a free copy of the Statement of Additional Information for Great American Reserve Variable Annuity Account C-Individual Variable Annuity at the following address:

Name: --------------------------------------------------------------------------

Mailing Address: ---------------------------------------------------------------

                 ---------------------------------------------------------------

                 ---------------------------------------------------------------


                                 Sincerely,

                                 -----------------------------------------------
                                 (Signature)


APPENDIX A

CONSECO SERIES TRUST

Conseco Series Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on November 15, 1982. Trust shares are offered only to separate accounts of various insurance companies to fund benefits of variable life and variable annuity contracts. Conseco Capital Management, Inc. serves as the investment adviser.

THE ALGER AMERICAN FUND

The Alger American Fund is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 6, 1988. Trust shares are offered to separate accounts of various life insurance companies as investment options of variable life and variable annuity contracts and as a funding vehicle for qualified pension and retirement plans. Fred Alger Management, Inc. serves as the investment adviser.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is an open-end management investment company organized as a Maryland corporation on June 4, 1987, and is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. The fund offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts. American Century Investment Management, Inc. is the investment adviser.

BERGER INSTITUTIONAL PRODUCTS TRUST

Berger Institutional Products Trust is an open-end management investment company organized as a business trust under the laws of the State of Delaware on October 17, 1995. Trust shares are offered only to separate accounts of various insurance companies in connection with investment in and payments under variable annuity contracts and variable life insurance contracts, as well as to certain qualified retirement plans. The investment adviser is Berger Associates, Inc. for the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund. BBOI Worldwide LLC is the investment adviser for the Berger/BIAM IPT - International Fund.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

DREYFUS STOCK INDEX FUND

Dreyfus Stock Index Fund is an open-end non-diversified, management investment company. It was incorporated in the name Dreyfus Life and Annuity Index Fund, Inc. under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. On May 1, 1994, the Fund began operating under the name Dreyfus Stock Index Fund. The Dreyfus Corporation serves as the Fund's manager and Mellon Equity Associates serves as the Fund's index manager.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund is an open-end management investment company. Trust shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity and variable life insurance contracts. The Dreyfus Corporation serves as the investment adviser.

FEDERATED INSURANCE SERIES

Federated Insurance Series is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on September 15, 1993. Trust shares are offered only to separate accounts of various insurance companies to serve as the investment medium of variable life insurance policies and variable annuity contracts issued by the insurance companies. Federated Advisers serves as the investment adviser.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. is a registered, open-end management investment company that was organized as a Maryland corporation on August 19, 1993. Fund shares are intended to be funding vehicles for variable annuity contracts and variable life insurance contracts to be offered by separate accounts of certain life insurance companies. Fund shares are not available for purchase other than through the purchase of such contracts. INVESCO Funds Group,
Inc.  is  the  investment   adviser.

JANUS ASPEN SERIES

Janus Aspen Series is an open-end management investment company organized as a business trust under the laws of the State of Delaware on May 20, 1993. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable life and variable annuity contracts, and to qualified retirement plans. The investment adviser and manager is Janus Capital Corporation.

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Series Inc. is a no-load, open-end management investment company. The Portfolios are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Lazard Asset Management, a division of Lazard Freres & Co. LLC, manages each Portfolio.

LORD ABBETT SERIES FUND, INC.

Lord Abbett Series Fund, Inc. is a diversified open-end management investment company incorporated under the laws of Maryland on August 28, 1989. Shares of the Fund are only offered to separate accounts of life insurance companies to fund benefits of variable annuity contracts and variable life insurance policies. Lord, Abbett & Co. serves as the Fund's investment manager.

MITCHELL HUTCHINS SERIES TRUST

Mitchell Hutchins Series Trust is a professionally managed open-end investment company. Mitchell Hutchins Asset Management Inc., a wholly owned subsidiary of PaineWebber Incorporated, provides investment advisory and administrative services to the Portfolio.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

Neuberger & Berman Advisers Management Trust is a Delaware business trust organized pursuant to a Trust instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and consists of nine separate portfolios. Each portfolio of the Trust invests all of its net investable assets in a corresponding series of Neuberger & Berman Advisers Managers Trust, whose investment adviser is Neuberger & Berman Management Incorporated. Shares of the Trust are offered to life insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.

STRONG OPPORTUNITY FUND II, INC.

Strong Opportunity Fund II, Inc. is a diversified open-end management investment company established as a corporation under Wisconsin law on December 28, 1990. Shares of the Fund are only offered and sold to the separate accounts of certain insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Strong Capital Management, Inc. is the investment adviser for the Fund.

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc., is an open-end management investment company and was organized as a corporation under Wisconsin law on December 28, 1990. Shares of the Fund are only offered and sold to the separate accounts of certain insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Strong Capital Management, Inc. is the investment adviser for the fund.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable life and variable annuity contracts. The investment adviser and manager is Van Eck Associates Corporation.

A full description of each of the Eligible Funds, including the investment objectives, policies and restrictions of each of the Portfolios, is contained in the Prospectuses of the Eligible Funds which accompany this Prospectus and should be read carefully by a prospective purchaser before investing.



                                     PART B


                             GREAT AMERICAN RESERVE
                                INSURANCE COMPANY

                           VARIABLE ANNUITY ACCOUNT C
                  INDIVIDUAL & GROUP VARIABLE DEFERRED ANNUITY
                                    CONTRACTS

                             STATEMENT OF ADDITIONAL
                                   INFORMATION

                                DATED MAY 1, 1998


                                   OFFERED BY

                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                   11815 N. PENNSYLVANIA ST., CARMEL, IN 46032
                                 (317) 817-3700

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with a Prospectus for Great American Reserve Variable Annuity Account C ("Variable Account") - Individual Variable Deferred Annuity Contracts or Group Variable Deferred Annuity Contracts, each dated May 1, 1998. You can obtain a copy of a Prospectus by contacting Great American Reserve Insurance Company ("Great American Reserve") at the address or telephone number given above.


                             TABLE OF CONTENTS
                                                                           Page

General Information and History.............................................
Independent Accountants.....................................................
Distribution................................................................
Calculation of Yield Quotations.............................................
Calculation of Total Return Quotations......................................
Other Performance Data......................................................
Financial Statements........................................................

GENERAL INFORMATION AND HISTORY

     Great American Reserve is an indirect wholly owned subsidiary of Conseco, Inc. (Conseco). The operations of Great American Reserve are handled by Conseco. Conseco is a publicly owned financial services holding company, the principal operations of which are in the development, marketing and administration of specialized annuity and life insurance products. Conseco has its principal offices at 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

     The Variable Account was established by Great American Reserve.

INDEPENDENT ACCOUNTANTS

     The financial statements of Great American Reserve Variable Annuity Account C and Great American Reserve have been examined by Coopers & Lybrand L.L.P., Indianapolis, Indiana, independent accountants, for the periods indicated in their reports as stated in their opinion and have been so included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

DISTRIBUTION

    Great American Reserve continuously offers the Contracts through associated persons of the principal underwriter for Variable Account, Conseco Equity Sales, Inc. ("Conseco Equity Sales"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Conseco Equity Sales is located at 11815 N. Pennsylvania Street, Carmel, Indiana 46032, and is an affiliate of Great American Reserve. For the years ending December 31, 1997, 1996 and 1995, Great American Reserve paid Conseco Equity Sales total underwriting commissions of $1,896,989, $1,930,300,and $2,258,273, respectively. In addition, certain Contracts may be sold by life insurance/registered representatives of other registered broker-dealers.

     Conseco Equity Sales performs the sales functions relating to the Contracts and Great American Reserve provides all administrative services. To cover the sales expenses and administrative expenses (including such items as salaries, rent, postage, telephone, travel, legal, actuarial, audit, office equipment and printing), Great American Reserve makes sales and administrative deductions, varying by type of Contract. See Contract Charges in the Prospectus.

CALCULATION OF YIELD QUOTATIONS

     The Money Market Sub-account's standard yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission. Under this method, the yield quotation is based on a seven-day period and computed as follows: The Money Market Sub-account's daily net investment factor minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yields of the seven-day period are then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees and mortality and expense risk fees but does not include deductions for any applicable annual administrative fees. Because of these deductions, the yield for the Money Market Sub-account will be lower than the yield for the corresponding Portfolio of the Conseco Series Trust.

     The Money Market Sub-account's effective yield may appear in sales material and advertising for the same seven-day period, determined on a compound basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on the Money Market Sub-account will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held by the corresponding Portfolio of the Conseco Series Trust and its operating expenses.


The Portfolios of the eligible Funds may advertise investment performance figures, including yield. Each Sub-account's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


      YIELD  =  2 ((A-B/CD) + 1)6 -1)

      Where:

                 A = the net investment income earned during the period by the
                     Portfolio.

                 B = the expenses accrued for the period (net of reimbursements, if any).

                 C = the average daily number of accumulation units outstanding during the period.

                 D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN
QUOTATIONS

Great American Reserve may include certain total return quotations for one or more of the Portfolios of the eligible Funds in advertising, sales literature or reports to Contract Owners or prospective purchasers. Such total return quotations will be expressed as the average annual rate of total return over one-, five- and 10-year periods ended as of the end of the immediately preceding calendar quarter, and as the dollar amount of annual total return on a year-to-year, rolling 12-month basis ended as of the end of the immediately preceding calendar quarter.

     Average annual total return quotations are computed according to the following formula:

      P (1+T)n  =  ERV

      Where:

         P = beginning purchase payment of $1,000.

         T = average annual total return.

         n = number of years in period.

       ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five- or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).



------------------------------------------------------------------------------------------------------------------------------------

GROUP VARIABLE DEFERRED ANNUITY



                                                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                                                             FOR THE PERIODS ENDING 12/31/97:
- ----------------------------------------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT SUB-ACCOUNTS(1)                                                                                           10 YEARS
                                                                                                                           OR SINCE
                                                                                      1 YEAR            5 YEARS            INCEPTION
- ----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
  Asset Allocation Portfolio (2)........................................               11.28%             N/A                15.63%
  Common Stock Portfolio ...............................................               12.47%            19.29%              16.50%
  Corporate Bond Portfolio .............................................                4.07%             6.98%               9.01%
  Government Securities Portfolio (2)...................................                2.23%             N/A                 4.40%
THE ALGER AMERICAN FUND
  Alger American Leveraged AllCap Portfolio (3).........................               13.02%             N/A                24.68%
  Alger American Small Capitalization Portfolio (3).....................                5.19%             N/A                11.54%
  Alger American Growth Portfolio (4)...................................                N/A               N/A                23.06%
  Alger American MidCap Growth Portfolio (4)............................                N/A               N/A                22.28%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  International (4).....................................................                N/A               N/A                 6.92%
  Value (4).............................................................                N/A               N/A                26.90%
BERGER INSTITUTIONAL PRODUCTS TRUST
  Berger IPT - 100 Fund (4).............................................                N/A               N/A                12.74%
  Berger IPT - Growth and Income Fund (4)...............................                N/A               N/A                25.26%
  Berger IPT - Small Company Growth Fund (4)............................                N/A               N/A                49.78%
  Berger/BIAM IPT - International Fund (4)..............................                N/A               N/A               (10.53)%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC (3)...................               21.24%             N/A                23.19%
DREYFUS STOCK INDEX FUND (3)............................................               25.56%             N/A                24.67%
FEDERATED INSURANCE SERIES
  Federated High Income Bond Fund II (3)................................                7.49%             N/A                10.70%
  Federated International Equity Fund II (3)............................                3.95%             N/A                 5.39%
  Federated Utility Fund II (3).........................................               19.59%             N/A                16.54%
JANUS ASPEN SERIES
  Aggressive Growth Portfolio (3).......................................                6.40%             N/A                15.23%
  Growth Portfolio (3)..................................................               15.91%             N/A                19.65%
  Worldwide Growth Portfolio (3)........................................               15.35%             N/A                25.21%
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond Portfolio (4)...................................                N/A               N/A                 (.27)%
  Partners Portfolio (4)................................................                N/A               N/A                29.05%
STRONG OPPORTUNITY FUND II (4)..........................................                N/A               N/A                27.49%
STRONG VARIABLE INSURANCE FUNDS, INC
  Growth Fund II (4) ...................................................                N/A               N/A                33.77%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund (3)........................................               (7.16)%            N/A                 6.35%
  Worldwide Bond Fund (3)...............................................               (3.32)%            N/A                  .08%
  Worldwide Emerging Markets Fund (4)...................................                N/A               N/A               (32.18)%
- ----------------------------------------------------------------------------------------------------------------------------------

(1) No information is provided with respect to the Sub-accounts investing in the American Century Variable Portfolios, Inc. Income and Growth Fund; the INVESCO Variable Investment Funds, Inc. INVESCO VIF-High Yield and INVESCO VIF-Industrial Income Portfolios; the Dreyfus Variable Investment Fund International Value and Disciplined Stock Portfolios; the Lazard Retirement Series, Inc. Lazard Retirement Equity and Lazard Retirement Small Cap Portfolios; the Lord Abbett Series Fund,Inc. Growth and Income Portfolio; the Mitchell Hutchins Series Trust Growth and Income Portfolio; and the
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund because these Funds were not available as of December 31, 1997.
(2) Since inception (May 1, 1993).
(3) Since inception (June 1, 1995).
(4) Since inception (May 1, 1997).



- ------------------------------------------------------------------------------

INDIVIDUAL FLEXIBLE PREMIUM PAYMENT ANNUITY


                                                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                                                             FOR THE PERIODS ENDING 12/31/97:
- ----------------------------------------------------------------------------------------------------------------------------------
- ----------------------------------------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT SUB-ACCOUNTS(1)                                                                                           10 YEARS
                                                                                                                           OR SINCE
                                                                                      1 YEAR            5 YEARS            INCEPTION
- ----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
  Asset Allocation Portfolio (2)........................................                8.09%             N/A                15.38%
  Common Stock Portfolio ...............................................                4.24%            19.04%              16.69%
  Corporate Bond Portfolio .............................................                1.08%             6.76%               9.19%
  Government Securities Portfolio (2)...................................                (.70)%            N/A                 3.97%
THE ALGER AMERICAN FUND
  Alger American Leveraged AllCap Portfolio (3).........................                9.78%             N/A                24.20%
  Alger American Small Capitalization Portfolio (3).....................                2.17%             N/A                11.13%
  Alger American Growth Portfolio (4)...................................                 N/A              N/A                17.87%
  Alger American MidCap Growth Portfolio (4)............................                 N/A              N/A                17.13%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  International (4).....................................................                 N/A              N/A                 2.41%
  Value (4).............................................................                 N/A              N/A                21.55%
BERGER INSTITUTIONAL PRODUCTS TRUST
  Berger IPT - 100 Fund (4).............................................                 N/A              N/A                 7.99%
  Berger IPT - Growth and Income Fund (4)...............................                 N/A              N/A                19.99%
  Berger IPT - Small Company Growth Fund (4)............................                 N/A              N/A                43.47%
  Berger/BIAM IPT - International Fund (4)..............................                 N/A              N/A               (14.30)%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC (3)...................               17.76%             N/A                22.74%
DREYFUS STOCK INDEX FUND (3)............................................               21.96%             N/A                24.21%
FEDERATED INSURANCE SERIES
  Federated High Income Bond Fund II (3)................................                4.40%             N/A                10.27%
  Federated International Equity Fund II (3)............................                 .97%             N/A                 4.98%
  Federated Utility Fund II (3).........................................               16.16%             N/A                16.09%
JANUS ASPEN SERIES
  Aggressive Growth Portfolio (3).......................................                3.34%             N/A                14.79%
  Growth Portfolio (3)..................................................               12.59%             N/A                19.18%
  Worldwide Growth Portfolio (3)........................................               12.04%             N/A                24.73%
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond Portfolio (4)...................................                N/A               N/A                (4.47)%
  Partners Portfolio (4)................................................                N/A               N/A                23.61%
STRONG OPPORTUNITY FUND II (4)..........................................                N/A               N/A                22.12%
STRONG VARIABLE INSURANCE FUNDS, INC.
  Growth Fund II (4)....................................................                N/A               N/A                28.14%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund (3)........................................               (9.83)%            N/A                 5.89%
  Worldwide Bond Fund (3)...............................................               (6.10)%            N/A                 (.36)%
  Worldwide Emerging Markets Fund (4)...................................                N/A               N/A               (35.05)%
- ----------------------------------------------------------------------------------------------------------------------------------

(1) No information is provided with respect to the Sub-accounts investing in the American Century Variable Portfolios, Inc. Income and Growth Fund; the INVESCO Variable Investment Funds, Inc. INVESCO VIF-High Yield and INVESCO VIF-Industrial Income Portfolios; the Dreyfus Variable Investment Fund International Value and Disciplined Stock Portfolios; the Lazard Retirement Series, Inc. Lazard Retirement Equity and Lazard Retirement Small Cap Portfolios; the Lord Abbett Series Fund,Inc. Growth and Income Portfolio; the Mitchell Hutchins Series Trust Growth and Income Portfolio; and the
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund because these Funds were not available as of December 31, 1997.
(2) Since inception (May 1, 1993).
(3) Since inception (June 1, 1995).
(4) Since inception (May 1, 1997).


INDIVIDUAL SINGLE PREMIUM PAYMENT ANNUITY


                                                                                              AVERAGE ANNUAL TOTAL RETURNS
                                                                                             FOR THE PERIODS ENDING 12/31/97:
- ----------------------------------------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT SUB-ACCOUNTS(1)                                                                                           10 YEARS
                                                                                                                           OR SINCE
                                                                                      1 YEAR            5 YEARS            INCEPTION
- ----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
  Asset Allocation Portfolio (2)........................................                8.40%             N/A              15.64%
  Common Stock Portfolio ...............................................                9.56%            19.31%            16.72%
  Corporate Bond Portfolio .............................................                1.37%             7.00%             9.22%
  Government Securities Portfolio (2)...................................                (.42)%             N/A              4.46%
THE ALGER AMERICAN FUND
  Alger American Leveraged AllCap Portfolio (3).........................               10.09%              N/A              24.69%
  Alger American Small Capitalization Portfolio (3).....................                2.47%              N/A              11.57%
  Alger American Growth Portfolio (4)...................................                N/A                N/A              18.39%
  Alger American MidCap Growth Portfolio (4)............................                N/A                N/A              17.64%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  International (4).....................................................                N/A                N/A               2.80%
  Value (4).............................................................                N/A                N/A              22.00%
BERGER INSTITUTIONAL PRODUCTS TRUST
  Berger IPT - 100 Fund (4).............................................                N/A                N/A               8.39%
  Berger IPT - Growth and Income Fund (4)...............................                N/A                N/A              20.43%
  Berger IPT - Small Company Growth Fund (4)............................                N/A                N/A              44.00%
  Berger/BIAM IPT - International Fund (4)..............................                N/A                N/A             (13.97)%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC (3)...................               18.10%              N/A              23.20%
DREYFUS STOCK INDEX FUND (3)............................................               22.31%              N/A              24.68%
FEDERATED INSURANCE SERIES
  Federated High Income Bond Fund II (3)................................                4.71%              N/A              10.71%
  Federated International Equity Fund II (3)............................                1.26%              N/A               5.41%
  Federated Utility Fund II (3).........................................               16.49%              N/A              16.56%
JANUS ASPEN SERIES
  Aggressive Growth Portfolio (3).......................................                3.64%              N/A              15.25%
  Growth Portfolio (3)..................................................               12.91%              N/A              19.66%
  Worldwide Growth Portfolio (3)........................................               12.37%              N/A              25.23%
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond Portfolio (4)...................................                N/A                N/A              (4.11)%
  Partners Portfolio (4)................................................                N/A                N/A              24.07%
STRONG OPPORTUNITY FUND (4).............................................                N/A                N/A              22.57%
STRONG VARIABLE INSURANCE FUNDS, INC.
  Growth Fund II (4)....................................................                N/A                N/A              28.61%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund (3)........................................               (9.56)%             N/A               6.32%
  Worldwide Bond Fund (3)...............................................               (5.82)%             N/A                .05%
  Worldwide Emerging Markets Fund (4)...................................                N/A                N/A             (34.73)%
- ----------------------------------------------------------------------------------------------------------------------------------

(1) No information is provided with respect to the Sub-accounts investing in the American Century Variable Portfolios, Inc. Income and Growth Fund; the INVESCO Variable Investment Funds, Inc. INVESCO VIF-High Yield and INVESCO VIF-Industrial Income Portfolios; the Dreyfus Variable Investment Fund International Value and Disciplined Stock Portfolios; the Lazard Retirement Series, Inc. Lazard Retirement Equity and Lazard Retirement Small Cap Portfolios; the Lord Abbett Series Fund,Inc. Growth and Income Portfolio; the Mitchell Hutchins Series Trust Growth and Income Portfolio; and the
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund because these Funds were not available as of December 31, 1997.
(2) Since inception (May 1, 1993).
(3) Since inception (June 1, 1995).
(4) Since inception (May 1, 1997).

OTHER PERFORMANCE DATA

     Great American Reserve may from time to time also illustrate average annual total returns in a non-standard format as appears in the following "Gross Average Annual Total Returns" tables, in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the withdrawal charge percentage will be assumed to be zero.


GROUP VARIABLE DEFERRED ANNUITY


                                                                                           GROSS AVERAGE ANNUAL TOTAL RETURNS
                                                                                             FOR THE PERIODS ENDING 12/31/97:
- ----------------------------------------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT SUB-ACCOUNTS(1)                                                                                           10 YEARS
                                                                                                                           OR SINCE
                                                                                      1 YEAR            5 YEARS            INCEPTION
- ----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
  Asset Allocation Portfolio (2)........................................               16.68%             N/A                16.37%
  Common Stock Portfolio ...............................................               17.93%            20.02%              16.76%
  Corporate Bond Portfolio .............................................                9.11%             7.64%               9.26%
  Government Securities Portfolio (2)...................................                7.19%             N/A                 5.08%
THE ALGER AMERICAN FUND
  Alger American Leveraged AllCap Portfolio (3).........................               18.49%             N/A                26.98%
  Alger American Small Capitalization Portfolio (3).....................               10.28%             N/A                13.57%
  Alger American Growth Portfolio (4)...................................                N/A               N/A                31.91%
  Alger American MidCap Growth Portfolio (4)............................                N/A               N/A                31.08%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  International (4).....................................................                N/A               N/A                14.62%
  Value (4).............................................................                N/A               N/A                36.02%
BERGER INSTITUTIONAL PRODUCTS TRUST
  Berger IPT - 100 Fund (4).............................................                N/A               N/A                20.85%
  Berger IPT - Growth and Income Fund (4)...............................                N/A               N/A                34.27%
  Berger IPT - Small Company Growth Fund (4)............................                N/A               N/A                60.53%
  Berger/BIAM IPT - International Fund (4)..............................                N/A               N/A                (4.07)%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC (3)...................               27.11%             N/A                25.42%
DREYFUS STOCK INDEX FUND (3)............................................               31.64%             N/A                26.93%
EDERATED INSURANCE SERIES
  Federated High Income Bond Fund II (3)................................               12.70%              N/A               12.76%
  Federated International Equity Fund II (3)............................                8.99%              N/A                7.35%
  Federated Utility Fund II (3).........................................               25.38%              N/A               18.71%
JANUS ASPEN SERIES
  Aggressive Growth Portfolio (3).......................................               11.54%              N/A               17.37%
  Growth Portfolio (3)..................................................               21.53%              N/A               21.87%
  Worldwide Growth Portfolio (3)........................................               20.94%              N/A               27.53%
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond Portfolio (4)...................................                N/A                N/A                6.92%
  Partners Portfolio (4)................................................                N/A                N/A               38.32%
STRONG OPPORTUNITY FUND (4).............................................                N/A                N/A               36.66%
STRONG VARIABLE INSURANCE TRUST
  Growth Fund II (4)....................................................                N/A                N/A               43.38%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund (3)........................................               (2.66)%             N/A                8.28%
  Worldwide Bond Fund (3)...............................................                1.37%              N/A                1.90%
  Worldwide Emerging Markets Fund (4)...................................                N/A                N/A              (27.28)%
- ----------------------------------------------------------------------------------------------------------------------------------

(1) No information is provided with respect to the Sub-accounts investing in the American Century Variable Portfolios, Inc. Income and Growth Fund; the INVESCO Variable Investment Funds, Inc. INVESCO VIF-High Yield and INVESCO VIF-Industrial Income Portfolios; the Dreyfus Variable Investment Fund International Value and Disciplined Stock Portfolios; the Lazard Retirement Series, Inc. Lazard Retirement Equity and Lazard Retirement Small Cap Portfolios; the Lord Abbett Series Fund,Inc. Growth and Income Portfolio; the Mitchell Hutchins Series Trust Growth and Income Portfolio; and the
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund because these Funds were not available as of December 31, 1997.
(2) Since inception (May 1, 1993)
(3) Since inception (June 1, 1995)
(4) Since inception (May 1, 1997)


INDIVIDUAL FLEXIBLE PREMIUM PAYMENT ANNUITY


                                                                                         GROSS AVERAGE ANNUAL TOTAL RETURNS
                                                                                             FOR THE PERIODS ENDING 12/31/97:
- ----------------------------------------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT SUB-ACCOUNTS(1)                                                                                           10 YEARS
                                                                                                                           OR SINCE
                                                                                      1 YEAR            5 YEARS            INCEPTION
- ----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
  Asset Allocation Portfolio (2)........................................               16.68%              N/A               16.37%
  Common Stock Portfolio ...............................................               17.93%            20.02%              16.76%
  Corporate Bond Portfolio .............................................                9.11%             7.64%               9.26%
  Government Securities Portfolio (2)...................................                7.19%              N/A                8.08%
THE ALGER AMERICAN FUND
  Alger American Leveraged AllCap Portfolio (3).........................               18.49%              N/A               26.98%
  Alger American Small Capitalization Portfolio (3).....................               10.28%              N/A               13.57%
  Alger American Growth Portfolio (4)...................................                N/A                N/A               31.91%
  Alger American MidCap Growth Portfolio (4)............................                N/A                N/A               31.08%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  International (4).....................................................                N/A                N/A               14.62%
  Value (4).............................................................                N/A                N/A               36.02%
BERGER INSTITUTIONAL PRODUCTS TRUST
  Berger IPT - 100 Fund (4).............................................                N/A                N/A               20.85%
  Berger IPT - Growth and Income Fund (4)...............................                N/A                N/A               34.27%
  Berger IPT - Small Company Growth Fund (4)............................                N/A                N/A               60.53%
  Berger/BIAM IPT - International Fund (4)..............................                N/A                N/A               (4.07)%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC (3)...................               27.11%              N/A               25.42%
DREYFUS STOCK INDEX FUND (3)............................................               31.64%              N/A               26.93%
FEDERATED INSURANCE SERIES
  Federated High Income Bond Fund II (3)................................               12.70%              N/A               12.76%
  Federated International Equity Fund II (3)............................                8.99%              N/A                7.35%
  Federated Utility Fund II (3).........................................               25.38%              N/A               18.71%
JANUS ASPEN SERIES
  Aggressive Growth Portfolio (3).......................................               11.54%              N/A               17.37%
  Growth Portfolio (3)..................................................               21.53%              N/A               21.87%
  Worldwide Growth Portfolio (3)........................................               20.94%              N/A               27.53%
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond Portfolio (4)...................................                N/A                N/A                6.92%
  Partners Portfolio (4)................................................                N/A                N/A               38.32%
STRONG OPPORTUNITY FUND II (4)..........................................                N/A                N/A               36.66%
STRONG VARIABLE INSURANCE FUNDS, INC.
  Growth Fund II (4)....................................................                N/A                N/A               43.38%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund (3)........................................               (2.66)%             N/A                8.28%
  Worldwide Bond Fund (3)...............................................                1.37%              N/A                1.90%
  Worldwide Emerging Markets Fund (4)...................................                N/A                N/A              (27.28)%
- ----------------------------------------------------------------------------------------------------------------------------------

(1) No information is provided with respect to the Sub-accounts investing in the American Century Variable Portfolios, Inc. Income and Growth Fund; the INVESCO Variable Investment Funds, Inc. INVESCO VIF-High Yield and INVESCO VIF-Industrial Income Portfolios; the Dreyfus Variable Investment Fund International Value and Disciplined Stock Portfolios; the Lazard Retirement Series, Inc. Lazard Retirement Equity and Lazard Retirement Small Cap Portfolios; the Lord Abbett Series Fund,Inc. Growth and Income Portfolio; the Mitchell Hutchins Series Trust Growth and Income Portfolio; and the
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund because these Funds were not available as of December 31, 1997.
(2) Since inception (May 1, 1993).
(3) Since inception (June 1, 1995).
(4) Since inception (May 1, 1997).


INDIVIDUAL SINGLE PREMIUM PAYMENT ANNUITY


                                                                                           GROSS AVERAGE ANNUAL TOTAL RETURNS
                                                                                             FOR THE PERIODS ENDING 12/31/97:
- ----------------------------------------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT SUB-ACCOUNTS(1)                                                                                           10 YEARS
                                                                                                                           OR SINCE
                                                                                      1 YEAR            5 YEARS            INCEPTION
- ----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
  Asset Allocation Portfolio (2)........................................               16.68%             N/A                16.37%
  Common Stock Portfolio ...............................................               17.93%            20.02%              16.76%
  Corporate Bond Portfolio .............................................                9.11%             7.64%               9.26%
  Government Securities Portfolio (2)...................................                7.19%             N/A                 5.08%
THE ALGER AMERICAN FUND
  Alger American Leveraged AllCap Portfolio (3).........................               18.49%             N/A                26.98%
  Alger American Small Capitalization Portfolio (3).....................               10.28%             N/A                13.57%
  Alger American Growth Portfolio (4)...................................                N/A               N/A                31.91%
  Alger American MidCap Growth Portfolio (4)............................                N/A               N/A                31.08%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  International (4).....................................................                N/A               N/A                14.62%
  Value (4).............................................................                N/A               N/A                36.02%
BERGER INSTITUTIONAL PRODUCTS TRUST
  Berger IPT - 100 Fund (4).............................................                N/A               N/A                20.85%
  Berger IPT - Growth and Income Fund (4)...............................                N/A               N/A                34.27%
  Berger IPT - Small Company Growth Fund (4)............................                N/A               N/A                60.53%
  Berger/BIAM IPT - International Fund (4)..............................                N/A               N/A                (4.07)%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC (3)...................               27.11%             N/A                25.42%
DREYFUS STOCK INDEX FUND (3)............................................               31.64%             N/A                26.93%
FEDERATED INSURANCE SERIES
  Federated High Income Bond Fund II (3)................................               12.70%             N/A                12.76%
  Federated International Equity Fund II (3)............................                8.99%             N/A                 7.35%
  Federated Utility Fund II (3).........................................               25.38%             N/A                18.71%
JANUS ASPEN SERIES
  Aggressive Growth Portfolio (3).......................................               11.54%             N/A                17.37%
  Growth Portfolio (3)..................................................               21.53%             N/A                21.87%
  Worldwide Growth Portfolio (3)........................................               20.94%             N/A                27.53%
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
  Limited Maturity Bond Portfolio (4)...................................                N/A               N/A                 6.92%
  Partners Portfolio (4)................................................                N/A               N/A                38.32%
STRONG OPPORTUNITY FUND II (4)..........................................                N/A               N/A                36.66%
STRONG VARIABLE INSURANCE FUNDS, INC.
  Growth Fund II (4)....................................................                N/A               N/A                43.38%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund (3)........................................              (2.66)%             N/A                 8.28%
  Worldwide Bond Fund (3)...............................................               1.37 %             N/A                 1.90%
  Worldwide Emerging Markets Fund (4)...................................                N/A               N/A               (27.28)%
- ----------------------------------------------------------------------------------------------------------------------------------

(1) No information is provided with respect to the Sub-accounts investing in the American Century Variable Portfolios, Inc. Income and Growth Fund; the INVESCO Variable Investment Funds, Inc. INVESCO VIF-High Yield and INVESCO VIF-Industrial Income Portfolios; the Dreyfus Variable Investment Fund International Value and Disciplined Stock Portfolios; the Lazard Retirement Series, Inc. Lazard Retirement Equity and Lazard Retirement Small Cap Portfolios; the Lord Abbett Series Fund,Inc. Growth and Income Portfolio; the Mitchell Hutchins Series Trust Growth and Income Portfolio; and the
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund because these Funds were not available as of December 31, 1997.

(2) Since inception (May 1, 1993).

(3) Since inception (June 1, 1995).

(4) Since inception (May 1, 1997).

     All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

     Performance data for the Variable Account investment options may be compared in advertisements, sales literature and reports to Contract Owners, with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

     Reports and promotional literature may also contain the ratings Great American Reserve has received from independent rating agencies. However, Great American Reserve does not guarantee the investment performance of the Variable Account investment options.


                               FINANCIAL STATEMENTS

Audited Financial Statements of Great American Reserve Variable Annuity Account C and Great American Reserve Insurance Company as of December 31, 1997 are included here.


GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

Statement of Assets and Liabilities

December 31, 1997

==============================================================================================================================
                                                                                          SHARES        COST          VALUE
------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in portfolio shares, at net asset value (Note 2):
  The Alger American Fund:
    Leveraged AllCap Portfolio ...................................................        31,149.0  $    627,283  $    721,723
    Small Capitalization Portfolio ...............................................        51,387.9     2,133,355     2,248,222
    Growth Portfolio .............................................................         3,400.8       147,062       145,417
    MidCap Growth Portfolio ......................................................           530.1        14,048        12,818
  American Century Variable Portfolios, Inc.:
    International Fund ...........................................................            15.3           108           105
    Value Fund ...................................................................         3,395.4        23,457        23,530
  Berger Institutional Products Trust:
    100 Fund .....................................................................         4,313.1        50,531        47,919
    Growth and Income Fund .......................................................         5,859.7        79,428        78,461
    Small Company Growth Fund ....................................................           222.2         2,769         2,679
    BIAM International Fund ......................................................           306.5         3,000         3,000
  Conseco Series Trust:
    Asset Allocation Portfolio ...................................................     1,059,444.1    13,780,610    14,112,491
    Common Stock Portfolio .......................................................     9,462,810.9   180,979,513   190,800,269
    Corporate Bond Portfolio .....................................................     1,573,532.4    15,681,386    15,948,522
    Government Securities Portfolio ..............................................        50,894.5       606,253       612,776
    Money Market Portfolio .......................................................     4,430,896.2     4,430,896     4,430,896
  The Dreyfus Socially Responsible Growth Fund, Inc. .............................        25,868.2       601,798       645,929
  Dreyfus Stock Index Fund .......................................................       217,913.6     4,755,534     5,611,274
  Federated Insurance Series:
    High Income Bond Fund II .....................................................        12,954.7       134,700       141,854
    International Equity Fund II .................................................        11,543.4       131,364       141,638
    Utility Fund II ..............................................................        21,472.4       254,142       306,840
  Janus Aspen Series:
    Aggressive Growth Portfolio ..................................................        84,393.8     1,550,929     1,734,293
    Growth Portfolio .............................................................        92,721.0     1,505,625     1,713,484
    Worldwide Growth Portfolio ...................................................       398,432.2     8,341,433     9,319,329
  Neuberger & Berman Advisers Management Trust:
    Partners Portfolio ...........................................................         3,632.5        73,154        74,830
  Strong Variable Insurance Funds, Inc.:
    Growth Fund II ...............................................................           408.3         5,116         5,084
  Strong Opportunity Fund II .....................................................           232.5         5,017         5,046
  The Van Eck Worldwide Insurance Trust:
    Worldwide Hard Assets Fund (formerly Gold and Natural Resources Fund) (Note 1)        21,974.4       337,507       345,437
    Worldwide Bond Fund ..........................................................         1,585.2        17,081        17,422
    Worldwide Emerging Markets Fund ..............................................         7,299.3        92,326        80,292
------------------------------------------------------------------------------------------------------------------------------
      Total assets .............................................................................................   249,331,580

Liabilities:
  Amounts due to Great American Reserve Insurance Company .......................................................       67,697
------------------------------------------------------------------------------------------------------------------------------
      Net assets (Note 6) ....................................................................................... $249,263,883
==============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

December 31, 1997

================================================================================================================================
                                                                                            UNITS     UNIT VALUE  REPORTED VALUE
--------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
    The Alger American Fund:
      Leveraged AllCap Portfolio ...................................................       388,810.1  $   1.854611  $    721,092
      Small Capitalization Portfolio ...............................................     1,616,357.8      1.389672     2,246,208
      Growth Portfolio .............................................................       120,647.8      1.204209       145,285
      Midcap Growth Portfolio ......................................................        10,680.1      1.199131        12,807
    American Century Variable Portfolios, Inc.:
      International Fund ...........................................................            95.3      1.095879           104
      Value Fund ...................................................................        19,126.3      1.229266        23,511
    Berger Institutional Products Trust:
      100 Fund .....................................................................        42,167.4      1.135520        47,882
      Growth and Income Fund .......................................................        64,325.5      1.218651        78,390
      Small Company Growth Fund ....................................................         1,948.6      1.373833         2,677
      BIAM International Fund ......................................................         3,085.3      0.972478         3,000
    Conseco Series Trust:
      Asset Allocation Portfolio ...................................................     6,907,154.2      2.030312    14,023,678
      Common Stock Portfolio
        Qualified ..................................................................     8,714,597.9     21.147874   184,295,223
        Nonqualified ...............................................................       274,648.4     16.740338     4,597,707
      Corporate Bond Portfolio
        Qualified ..................................................................     2,784,065.4      5.444823    15,158,742
        Nonqualified ...............................................................       125,556.6      5.231509       656,850
      Government Securities Portfolio ..............................................       485,630.6      1.260680       612,225
      Money Market Portfolio
        Qualified ..................................................................     1,592,955.1      2.708158     4,313,974
        Nonqualified ...............................................................        31,370.5      2.708157        84,956
    The Dreyfus Socially Responsible Growth Fund, Inc ..............................       359,437.4      1.796406       645,696
    Dreyfus Stock Index Fund .......................................................     3,025,807.1      1.852833     5,606,316
    Federated Insurance Series:
      High Income Bond Fund II .....................................................       103,898.2      1.364141       141,732
      International Equity Fund II .................................................       117,785.1      1.201439       141,512
      Utility Fund II ..............................................................       196,752.5      1.558157       306,571
    Janus Aspen Series:
      Aggressive Growth Portfolio ..................................................     1,145,154.2      1.513110     1,732,744
      Growth Portfolio .............................................................     1,026,608.8      1.667600     1,711,973
      Worldwide Growth Portfolio ...................................................     4,929,501.8      1.875562     9,245,587
    Neuberger & Berman Advisers Management Trust:
      Partners Portfolio ...........................................................        60,137.4      1.243195        74,763
    Strong Variable Insurance Funds, Inc.:
      Growth Fund II ...............................................................         3,988.7      1.273544         5,080
    Strong Opportunity Fund II .....................................................         4,088.5      1.233151         5,042
    The Van Eck Worldwide Insurance Trust:
      Worldwide Hard Assets Fund (formerly Gold and Natural Resources Fund) (Note 1)       280,959.7      1.228390       345,128
      Worldwide Bond Fund ..........................................................        16,578.1      1.049963        17,406
      Worldwide Emerging Markets Fund ..............................................        99,333.4      0.807583        80,220
      Worldwide Hard Assets Fund (Note 1) ..........................................           210.0      1.499749           316
--------------------------------------------------------------------------------------------------------------------------------
        Net assets attributable to contract owners' deferred annuity reserves ....................................   247,084,397
--------------------------------------------------------------------------------------------------------------------------------
  Contract owners' annuity payment reserves:
    Conseco Series Trust:
      Asset Allocation Portfolio .................................................................................        89,824
      Common Stock Portfolio
        Qualified ................................................................................................     1,899,084
        Nonqualified .............................................................................................        21,320
      Corporate Bond Portfolio
        Qualified ................................................................................................        96,856
      Money Market Portfolio
        Qualified ................................................................................................        44,383
    Janus Aspen Worldwide Growth Portfolio .......................................................................        28,019
--------------------------------------------------------------------------------------------------------------------------------
          Net assets attributable to contract owners' annuity payment reserves ...................................     2,179,486
--------------------------------------------------------------------------------------------------------------------------------
            Net assets (Note 6) ..................................................................................  $249,263,883
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

Statements of Operations

For the Years Ended December 31, 1997 and 1996

=====================================================================================================================
                                                                                               1997          1996
---------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends from investments in portfolio shares ........................................  $ 48,081,385   $33,529,312
Expenses:
  Mortality and expense risk fees .......................................................     1,556,503     1,133,054
---------------------------------------------------------------------------------------------------------------------
    Net investment income ...............................................................    46,524,882    32,396,258
---------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation (depreciation) of investments:
  Net realized gains on sales of investments in portfolio shares ........................     2,417,325     1,468,389
  Net change in unrealized appreciation (depreciation) of investments in portfolio shares   (14,329,631)   17,278,325
---------------------------------------------------------------------------------------------------------------------
    Net gain (loss) on investments in portfolio shares ..................................   (11,912,306)   18,746,714
---------------------------------------------------------------------------------------------------------------------
      Net increase in net assets from operations ........................................  $ 34,612,576   $51,142,972
=====================================================================================================================

   The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the Years Ended December 31, 1997 and 1996

========================================================================================================================
                                                                                                1997            1996
------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income .................................................................  $  46,524,882   $  32,396,258
  Net realized gains on sales of investments in portfolio shares ........................      2,417,325       1,468,389
  Net change in unrealized appreciation (depreciation) of investments in portfolio shares    (14,329,631)     17,278,325
------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets from operations ..........................................     34,612,576      51,142,972
------------------------------------------------------------------------------------------------------------------------
Changes from principal transactions:
  Net contract purchase payments ........................................................     26,160,248      20,830,794
  Contract redemptions ..................................................................    (14,213,522)    (10,807,460)
  Net transfers from fixed account ......................................................      4,514,784       4,929,986
------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets from principal transactions ..............................     16,461,510      14,953,320
------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets ........................................................     51,074,086      66,096,292
------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ...........................................................    198,189,797     132,093,505
------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) ................................................  $ 249,263,883   $ 198,189,797
========================================================================================================================

   The accompanying notes are an integral part of these financial statements.


GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

December 31, 1997

================================================================================

(1)  General

      Great American Reserve Variable Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the portfolios of the Conseco Series Trust, a diversified open-end management investment company.

      The operations of Account C are included in the operations of Great American Reserve Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

      Effective June 1, 1995, or May 1, 1997, the following investment options were available:

THE ALGER AMERICAN FUND
     Leveraged AllCap Portfolio
     Small Capitalization Portfolio
     Growth Portfolio (May 1, 1997)
     MidCap Growth Portfolio (May 1, 1997)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (MAY 1, 1997)
     International Fund
     Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST (MAY 1, 1997)
     100 Fund
     Growth and Income Fund
     Small Company Growth Fund
     BIAM International Fund

CONSECO SERIES TRUST
     Asset Allocation Portfolio
     Common Stock Portfolio
     Corporate Bond Portfolio
     Government Securities Portfolio
     Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

FEDERATED INSURANCE SERIES
     High Income Bond Fund II
     International Equity Fund II
     Utility Fund II

JANUS ASPEN SERIES
     Aggressive Growth Portfolio
     Growth Portfolio
     Worldwide Growth Portfolio

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (MAY 1,1997)
     Limited Maturity Bond Portfolio
     Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC. (MAY 1, 1997)
     Growth Fund II

STRONG OPPORTUNITY FUND II (MAY 1, 1997)

THE VAN ECK WORLDWIDE INSURANCE TRUST
     Worldwide Hard Assets Fund (formerly Gold and
       Natural Resources Fund)
     Worldwide Bond Fund
     Worldwide Emerging Markets Fund (May 1, 1997)

      Van Eck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997 and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The remaining units in the terminated fund relate to contract owners who have not transferred out.

      The financial statements have been prepared in accordance with generally accepted accounting principles and, as such, include amounts based on informed estimates and judgements of management with consideration given to materiality. Actual results could differ from those estimates.

(2) Summary of Significant Accounting Policies

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.

      Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of each valuation date.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

December 31, 1997

================================================================================

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to applicable actuarial tables. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments were as shown below.

                                                     DECEMBER 31,   DECEMBER 31,
                                                         1997          1996
Conseco Series Trust:
  Asset Allocation ............................        $ 0.999        $  N/A
  Common Stock
    Qualified .................................          6.600         5.793
    Nonqualified ..............................          6.111         5.363
  Corporate Bond
    Qualified .................................          4.934         4.630
    Nonqualified ..............................          4.937           N/A
  Money Market
    Qualified .................................          1.012         1.003
Janus Aspen Worldwide Growth ..................          0.999         1.139
================================================================================

(3) Purchases and Sales of Investments in Portfolio Shares

      The aggregate cost of purchases of investments in portfolio shares were $80,455,901 and $59,138,584 for the years ended December 31, 1997 and 1996, respectively. The aggregate proceeds from sales of investments in portfolio shares were $17,579,585 and $11,667,690 for the years ended December 31, 1997 and 1996, respectively.

(4) Deductions and Expenses

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

      The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Conseco Series Trust Common Stock, Corporate Bond, and Money Market portfolios which are
0.64 percent, 0.74 percent and 0.99 percent, respectively. These fees were $1,556,503 and $1,133,054 for the years ended December 31, 1997 and 1996, respectively.

      Pursuant to an agreement between Account C and the Company (which may be terminated by the Company), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25.

      Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The percentage varies up to 6 percent based on amount of purchase payments less surrenders.

      Sales and administrative charges were $226,805 and $146,545 for the years ended December 31, 1997 and 1996, respectively.

(5) Other Transactions With Affiliates

      Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Financial Services, Inc., an affiliate of the Company.

(6) Net Assets

      Net assets consisted of the following at December 31, 1997:

================================================================================

Proceeds from the sales of units since organization,
  less proceeds of units redeemed ..............................    $ 79,854,069
Undistributed net investment income ............................     120,327,700
Undistributed net realized gains on sales of investments .......      36,115,959
Net unrealized appreciation of investments .....................      12,966,155
--------------------------------------------------------------------------------
    Total net assets ...........................................    $249,263,883
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of Directors of Great American Reserve Insurance Company and Contract Owners of Great American Reserve Variable Annuity Account C

      We have audited the accompanying statement of assets and liabilities of Great American Reserve Variable Annuity Account C (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned at December 31, 1997 by correspondence with custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great American Reserve Variable Annuity Account C as of December 31, 1997, and the results of its operations and changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.

Indianapolis, Indiana
February 23, 1998


--------------------------------------------------------------------------------

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors
Great American Reserve Insurance Company

     We have audited the accompanying balance sheet of Great American Reserve Insurance Company (the "Company") as of December 31, 1997 and 1996, and the related statements of operations, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996 and the four months ended December 31, 1995. We have also audited the accompanying statement of operations, shareholder's equity and cash flows of the Company for the eight months ended August 31, 1995 based on the basis of accounting applicable to periods prior to the adoption of push down accounting upon Conseco, Inc.'s purchase of all common shares of the Company it did not previously own (see note 1 of the notes to financial statements regarding the adoption of push down accounting). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great American Reserve Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the years ended December 31, 1997 and 1996, the four months ended December 31, 1995 and the eight months ended August 31, 1995, in conformity with generally accepted accounting principles.




                                                    /S/ COOPERS & LYBRAND L.L.P.
                                                    ----------------------------
                                                    COOPERS & LYBRAND L.L.P.

Indianapolis, Indiana
April 20, 1998
                                       F-1

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                                  BALANCE SHEET
                           December 31, 1997 and 1996
                              (Dollars in millions)


                                     ASSETS


                                                                                              1997             1996
                                                                                              ----             ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       1997 - $1,705.2; 1996 - $1,810.8)...............................................    $1,734.0          $1,795.1
    Mortgage loans.....................................................................        57.2              77.3
    Credit-tenant loans................................................................        88.9              93.4
    Policy loans.......................................................................        80.6              80.8
    Other invested assets .............................................................        88.2              89.0
    Short-term investments.............................................................        49.5              14.8
    Assets held in separate accounts...................................................       402.1             232.4
                                                                                           --------          --------

          Total investments............................................................     2,500.5           2,382.8


Accrued investment income..............................................................        30.5              32.9
Cost of policies purchased.............................................................       101.6             143.0
Cost of policies produced..............................................................        60.7              38.2
Reinsurance receivables................................................................        21.9              25.7
Goodwill (net of accumulated amortization: 1997 - $13.2; 1996 - $11.7).................        48.2              49.7
Other assets...........................................................................         8.3               8.2
                                                                                           --------          --------

          Total assets.................................................................    $2,771.7          $2,680.5
                                                                                           ========          ========



                            (continued on next page)




                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                           December 31, 1997 and 1996
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY

                                                                                             1997             1996
                                                                                             ----             ----
Liabilities:
    Insurance liabilities:
      Interest sensitive products......................................................    $1,522.1          $1,636.5
      Traditional products.............................................................       248.3             251.5
      Claims payable and other policyholder funds......................................        62.5              69.5
      Liabilities related to separate accounts.........................................       402.1             232.4
    Income tax liabilities.............................................................        44.2              29.8
    Investment borrowings..............................................................        61.0              48.4
    Other liabilities..................................................................        14.6              15.5
                                                                                           --------          --------

            Total liabilities..........................................................     2,354.8           2,283.6
                                                                                           --------          --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................       380.8             380.8
    Accumulated other comprehensive income:
       Unrealized appreciation (depreciation) of fixed maturity securities (net of
          applicable deferred income taxes:  1997 - $4.4; 1996 - $(2.4))...............         8.2              (4.4)
       Unrealized appreciation (depreciation) of other investments (net of applicable
          deferred income taxes:  1997 - $.3; 1996 - $(.1))............................          .5               (.2)
    Retained earnings..................................................................        27.4              20.7
                                                                                           --------          --------

            Total shareholder's equity.................................................       416.9             396.9
                                                                                           --------          --------

            Total liabilities and shareholder's equity.................................    $2,771.7          $2,680.5
                                                                                           ========          ========






                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                              (Dollars in millions)

                                                                                                               Prior basis
                                                                                                              ------------
                                                                Year              Year          Four months   Eight months
                                                                ended             ended            ended          ended
                                                            December 31,      December 31,     December 31,    August 31,
                                                                1997              1996             1995           1995
                                                                ----              ----             ----           ----

Revenues:
    Insurance policy income...............................    $  75.7            $  81.4            $ 31.8        $  60.5
    Net investment income.................................      222.6              218.4              74.2          136.4
    Net investment gains..................................       13.3                2.7              12.5            7.3
                                                              -------            -------            ------        -------

         Total revenues...............................  .       311.6              302.5             118.5          204.2
                                                               -------            -------            ------        -------

Benefits and expenses:
    Insurance policy benefits.............................       56.5               54.9              18.9           45.9
    Change in future policy benefits......................       (4.8)              (3.7)               .2           (4.3)
    Amounts  added  to  annuity  and  financial  product
       policyholder  account balances:
         Interest.........................................       83.6               93.8              32.9           66.7
         Other amounts added to variable annuity products        55.7               35.6              11.3            7.9
    Interest expense on investment borrowings.............        4.0                6.2               1.0            3.6
    Amortization..........................................       27.1               20.3              15.3           16.0
    Other operating costs and expenses....................       28.2               54.3              13.1           23.7
                                                              -------            -------            ------        -------

         Total benefits and expenses......................      250.3              261.4              92.7          159.5
                                                              -------            -------            ------        -------

         Income before income taxes.......................       61.3               41.1              25.8           44.7

Income tax expense........................................       22.1               15.4               9.7           16.5
                                                              -------            -------            ------        -------

         Net income.......................................    $  39.2            $  25.7            $ 16.1         $ 28.2
                                                              =======            =======            ======         ======




















                          The accompanying notes are an
                         integral part of the financial
                                   statements.




                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                        STATEMENT OF SHAREHOLDER'S EQUITY
                              (Dollars in millions)


                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital          income         earnings
                                                              -----        ---------------          ------         --------
Balance, December 31, 1994 (a).............................   $364.9           $339.7              $(55.1)          $80.3

   Comprehensive income, net of tax:
     Net income (a)........................................     28.2               -                  -              28.2
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income taxes of
        34.1) (a)..........................................     59.0               -                 59.0              -
                                                              ------

         Total comprehensive income (a)....................     87.2

   Dividends on common stock (a)...........................    (41.2)              -                  -             (41.2)
   Adjustment of balance due to new accounting basis.......      5.1             41.1                (2.0)          (34.0)
                                                              ------           ------              ------           -----

Balance, August 31, 1995...................................    416.0            380.8                 1.9            33.3

   Comprehensive income, net of tax:
     Net income............................................     16.1               -                  -              16.1
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income
          taxes of $6.1)...................................     10.5               -                 10.5              -
                                                              ------

         Total comprehensive income........................     26.6
                                                              ------           ------              ------           -----

Balance, December 31, 1995.................................    442.6            380.8                12.4            49.4

   Comprehensive income, net of tax:
     Net income............................................     25.7               -                 -               25.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income
       taxes of ($9.7))....................................    (17.0)              -                (17.0)             -
                                                              ------

         Total comprehensive income........................      8.7

   Dividends on common stock...............................    (54.4)              -                  -             (54.4)
                                                              ------           ------              ------          ------

Balance, December 31, 1996.................................    396.9            380.8                (4.6)           20.7

   Comprehensive income, net of tax:
     Net income............................................     39.2               -                  -              39.2
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income taxes of $7.2).     13.3               -                 13.3              -
                                                              ------

         Total comprehensive income........................     52.5               -                  -                -

   Dividends on common stock...............................    (32.5)              -                  -             (32.5)
                                                              ------           ------              ------           -----

Balance, December 31, 1997.................................   $416.9           $380.8              $  8.7          $ 27.4
                                                              ======           ======              ======          ======

(a)  Prior basis.


                          The accompanying notes are an
                         integral part of the financial
                                   statements.


                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS
                              (Dollars in millions)


                                                                                                              Prior basis
                                                                                                              ------------
                                                                Year              Year          Four months   Eight months
                                                                ended             ended            ended          ended
                                                            December 31,      December 31,     December 31,    August 31,
                                                                1997              1996             1995           1995
                                                                ----              ----             ----           ----
Cash flows from operating activities:
    Net income............................................  $    39.2         $   25.7          $   16.1        $  28.2
    Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization.....................................       27.1             20.3              15.3           16.0
         Income taxes.....................................        6.7             (3.9)              2.3            2.9
         Insurance liabilities............................      (60.9)           (40.5)            (25.8)         (14.0)
         Amounts added to annuity and financial
            product policyholder account balances.........      139.3            129.4              44.2           74.6
         Fees charged to insurance liabilities............      (31.3)           (32.8)            (10.3)         (22.2)
         Accrual and amortization of investment income....         .3              3.1               3.2           (1.8)
         Deferral of cost of policies produced............      (31.8)           (13.2)             (3.0)          (6.6)
         Investment gains.................................      (13.3)            (2.7)            (12.5)          (7.3)
         Other............................................       (4.6)            (8.8)             (8.9)          (3.2)
                                                            ---------         --------            ------        -------

            Net cash provided by operating
               activities.................................       70.7             76.6              20.6           66.6
                                                            ---------         --------            ------        -------

Cash flows from investing activities:
    Sales of investments..................................      755.2            988.9              513.2         406.5
    Maturities and redemptions............................      150.4            101.7               60.4          57.5
    Purchases of investments..............................     (753.6)          (954.2)            (532.2)       (476.2)
                                                            ---------         --------            -------       -------

            Net cash provided (used) by investing
                activities................................      152.0            136.4              41.4          (12.2)
                                                            ---------         --------            ------        -------

Cash flows from financing activities:
    Deposits to insurance liabilities.....................      255.9            169.8              50.8          104.4
    Cash paid in reinsurance recapture ...................         -                -              (71.1)            -
    Investment borrowings.................................       12.6            (35.8)            (36.8)         121.0
    Withdrawals from insurance liabilities................     (424.0)          (306.7)            (71.9)        (166.3)
    Dividends paid on common stock........................      (32.5)           (44.5)               -           (41.2)
                                                            ---------          -------          --------        -------

            Net cash provided (used) by
                financing activities......................     (188.0)          (217.2)           (129.0)          17.9
                                                            ---------         --------          --------        -------

            Net increase (decrease) in short-term
                investments...............................       34.7             (4.2)            (67.0)          72.3

Short-term investments, beginning of period...............       14.8             19.0              86.0           13.7
                                                            ---------         --------          --------        -------

Short-term investments, end of period.....................  $    49.5         $   14.8          $   19.0        $  86.0
                                                            =========         ========          ========        =======





                          The accompanying notes are an
                         integral part of the financial
                                   statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     Organization and Basis of Presentation

     Great American Reserve Insurance Company (the "Company") markets tax-qualified annuities and certain employee benefit- related insurance products through professional independent agents. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company engaged in the development, marketing and administration of supplemental health insurance, annuity, individual life insurance, individual and group major medical insurance and other insurance products. During 1994, Conseco effectively owned 36 percent of the Company, through its ownership interest in CCP Insurance, Inc. ("CCP"), a holding company organized for companies previously acquired by Conseco Capital Partners, Inc. (the "Partnership"), a limited partnership organized by Conseco. The Company was acquired by the Partnership in 1990 (the "Partnership Acquisition"). During 1995, Conseco's ownership in CCP (and in the Company) increased to 49 percent as a result of purchases of CCP common stock by CCP and Conseco. In August 1995, Conseco completed the purchase of the remaining shares of CCP common stock it did not already own in a transaction pursuant to which CCP was merged with Conseco, with Conseco being the surviving corporation (the "Conseco Acquisition").

     The accompanying financial statements give effect to "push down" purchase accounting to reflect the Partnership Acquisition and the Conseco Acquisition. As a result of applying "push down" purchase accounting: (i) the Company's financial position and results of operations for periods subsequent to the Partnership Acquisition and before the Conseco Acquisition (the "prior basis")
reflect the Partnership's cost to acquire the Company's asset and liability accounts based upon their estimated fair values at the purchase date; and (ii) the Company's financial position and results of operations for periods subsequent to the Conseco Acquisition reflect Conseco's cost to acquire the Company's asset and liability accounts based upon their estimated fair values at the purchase dates.

     The effect of the adoption of the new basis of accounting on the Company's balance sheet accounts on August 31, 1995, was as follows (dollars in millions):

                                                                                                 Debit
                                                                                               (Credit)
                                                                                               --------

                  Cost of policies purchased..............................................      $ 59.0
                  Cost of policies produced ..............................................       (27.0)
                  Goodwill................................................................       (15.1)
                  Insurance liabilities...................................................        (1.2)
                  Income tax liabilities..................................................       (11.9)
                  Other...................................................................         1.3
                  Common stock and additional paid-in capital.............................       (41.1)
                  Net unrealized appreciation of fixed maturity securities................         1.4
                  Net unrealized appreciation of other investments........................          .6
                  Retained earnings.......................................................        34.0

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"), which differ in some respects from statutory accounting practices followed in the preparation of financial statements submitted to state insurance departments. As such, they include amounts based on informed estimates and judgment, with consideration given to materiality. Many estimates and assumptions are utilized in calculating amortized value and recoverability of securities, cost of policies produced, cost of policies purchased, goodwill, insurance liabilities, guaranty fund assessment accruals, liabilities for litigation and deferred income taxes. Actual results could differ from reported results using those estimates. Certain amounts from the 1996 financial statements and notes have been reclassified to conform with the 1997 presentation.

     Investments

     Fixed maturity investments are securities that mature more than one year after issuance. They include bonds, notes receivable and preferred stocks with mandatory redemption features and are classified as follows:

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


         Actively managed - fixed maturity securities that may be sold prior to maturity due to changes that might occur in market interest rates, issuer credit quality or the Company's liquidity requirements. Actively managed fixed maturity securities are carried at estimated fair value and the unrealized gain or loss is recorded net of tax and related adjustments described below as a component of shareholder's equity.

         Trading - fixed maturity securities are bought and held principally for the purpose of selling them in the near term. Trading securities are carried at estimated fair value. Unrealized gains or losses are included in net investment gains (losses). The Company held $.9 million of trading securities at December 31, 1997, which are included in other invested assets. The Company did not hold any trading securities at December 31, 1996 or 1995.

         Held to maturity - fixed maturity securities which the Company has the ability and positive intent to hold to maturity, and are carried at amortized cost. The Company may dispose of these securities if the credit quality of the issuer deteriorates, if regulatory requirements change or under other unforeseen circumstances. The Company has not held any securities in this classification during 1997, 1996 or 1995.

     Anticipated returns, including investment gains and losses, from the investment of policyholder balances are considered in determining the amortization of the cost of policies purchased and the cost of policies produced. When actively managed fixed maturity securities are stated at estimated fair value, an adjustment to the cost of policies purchased and the cost of policies produced may be necessary if a change in amortization would have been recorded if such securities had been sold at their fair value and the proceeds reinvested at current yields. Furthermore, if future yields expected to be earned on such securities decline, it may be necessary to increase certain insurance liabilities. Adjustments to such liabilities are required when their balances, in addition to future net cash flows (including investment income), are insufficient to cover future benefits and expenses.

     Unrealized gains and losses and the related adjustments described in the preceding paragraph have no effect on earnings, but are recorded, net of tax, as a component of shareholder's equity. The following tables summarize the effect of these adjustments as of December 31, 1997:

                                                                                     Effect of fair
                                                                    Balance        value adjustment to
                                                                    before          actively managed          Reported
                                                                  adjustment    fixed maturity securities      amount
                                                                  ----------    -------------------------     --------
                                                                                  (Dollars in millions)
Actively managed fixed maturity securities....................      $1,705.2              $  28.8               $1,734.0
Cost of policies purchased....................................         115.0                (13.4)                 101.6
Cost of policies produced.....................................          63.5                 (2.8)                  60.7
Income tax liabilities........................................          39.8                  4.4                   44.2
Net unrealized appreciation of fixed maturity securities, net.           -                    8.2                    8.2

     When changes in conditions cause a fixed maturity investment to be transferred to a different category (e.g. actively managed, held to maturity or trading), the security is transferred to the new category at its fair value at the date of the transfer. There were no such transfers in 1997, 1996 or 1995. At the transfer date, the security's unrealized gain or loss is recorded as follows:

     - For transfers to the trading category, the unrealized gain or loss is recognized in earnings;

     - For transfers from the trading category, the unrealized gain or loss already recognized in earnings is not reversed;

     - For transfers to actively managed from held to maturity, the unrealized gain or loss is recognized in shareholder's equity; and

     - For transfers to held to m aturity from actively managed, the unrealized gain or loss at the date of transfer continues to be recognized in shareholder's equity, but is amortized as a yield adjustment until ultimately sold.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Credit-tenant loans ("CTLs") are loans for commercial properties which require: (i) the lease of the principal tenant to be assigned to the Company;
(ii) the lease to produce adequate cash flow to fund substantially all the cash requirements of the loan; and (iii) the principal tenant, or the guarantor of such tenant's obligations, to have an investment-grade credit rating when the loan is made. These loans also must be secured by the value of the related property. Underwriting guidelines take into account such factors as: (i) the lease term of the property; (ii) the borrower's management ability, including business experience, property management capabilities and financial soundness; and (iii) such economic, demographic or other factors that may affect the income generated by the property or its value. The underwriting guidelines generally require a loan-to-value ratio of 75 percent or less. Credit-tenant loans and traditional mortgage loans are carried at amortized cost.

     Policy loans are stated at their current unpaid principal balance.

     Short-term investments include commercial paper, invested cash and other investments purchased with maturities of less than three months and are carried at amortized cost, which approximates fair value. The Company considers all short-term investments to be cash equivalents.

     Fees received and costs incurred in connection with origination of investments, principally CTLs and mortgage loans, are deferred. Fees, costs, discounts and premiums are amortized as yield adjustments over the contractual life of the investments. Anticipated prepayments on mortgage-backed securities are taken into consideration in determining estimated future yields on such securities.

     The specific identification method is used to account for the disposition of investments. The differences between sale proceeds and carrying values are reported as investment gains and losses, or as adjustments to investment income if the proceeds are prepayments by issuers prior to maturity.

     The Company regularly evaluates investment securities, credit-tenant loans and mortgage loans based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's net realizable value that is other than temporary is treated as an investment loss and the cost basis of the security is reduced to its estimated fair value. Impaired loans are revalued at the present value of expected cash flows discounted at the loan's effective interest rate when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the agreement. The Company accrues interest on the net carrying amount of impaired loans.

     As part of the Company's investment strategy, the Company may enter into reverse repurchase agreements and dollar-roll transactions to increase its investment return or to improve liquidity. These transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

     Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims which may arise out of any other business of the Company. The Company reports separate account assets at market value; the underlying investment risks are assumed by the contract holders. The Company records the related liabilities at amounts equal to the underlying assets; the fair value of these liabilities equals their carrying amount.

     Cost of Policies Purchased

     The cost of policies purchased represents the portion of the acquisition cost that was allocated to the value of the right to receive future cash flows from insurance contracts existing at the date such insurance contracts were acquired. The value of cost of policies purchased is the actuarially determined present value of the projected future cash flows from the insurance contracts existing at the acquisition date. The method used to value the cost of policies purchased is consistent with the valuation methods used most commonly to value blocks of insurance business, which is also consistent with the basic methodology generally used to value assets. The method used is summarized as follows:

     -    Identify the expected future cash flows from the blocks of business.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     - Identify the risks inherent in realizing those cash flows (i.e., what is the probability that the cash flows will be realized).

     - Identify the rate of return necessary to accept these risks, based on consideration of the factors summarized below.

     - Determine the value of the policies purchased by discounting the expected future cash flows by the discount rate required.

     The expected future cash flows used in determining such value are based on actuarially determined projections of future premium collections, mortality, surrenders, operating expenses, changes in insurance liabilities, investment yields on the assets held to back the policy liabilities and other factors. These projections take into account all factors known or expected at the valuation date, based on the collective judgment of the Company's management. Actual experience on purchased business may vary from projections due to differences in renewal premiums collected, investment spread, investment gains or losses, mortality and morbidity costs and other factors.

     The discount rate used to determine the value of the cost of policies purchased is the rate of return needed to earn in order to invest in the business being acquired. In determining this required rate of return, the following factors are considered:

     - The  magnitude  of  the  risks  associated   with  each of the  actuarial
       assumptions used in determining expected future cash flows.

     - The cost of capital required to fund the acquisition.

     - The likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws.

     - The acquired business compatibility with other activities of the Company that may favorably affect future cash flows.

     - The complexity of the acquired business.

     - Recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     After the cost of policies purchased is determined, it is amortized based on the incidence of the expected cash flows. This asset is amortized using the interest rate credited to the underlying policies.

     If renewal premiums collected, investment spread, investment gains or losses, mortality and morbidity costs or other factors differ from expectations, amortization of the cost of policies purchased is adjusted. For example, the sale of a fixed maturity investment may result in a gain (or loss). If the sale proceeds are reinvested at a lower (or higher) earnings rate, there may also be a reduction (or increase) in future investment spread. Amortization must be increased (decreased) to reflect the change in the incidence of expected cash flows consistent with the methods used with the cost of policies produced (described below).

     Each year, the recoverability of the cost of policies purchased is evaluated by line of business within each block of purchased insurance business. If current estimates indicate that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business purchased, will be insufficient to recover the cost of policies purchased, the difference is charged to expense. Amortization is adjusted consistent with the methods used with the cost of policies produced (as described below).

     The cost of policies purchased related to the original acquisition of the Company by the Partnership in 1990 is amortized under a slightly different method than that described above. However, the effect of the different method on 1997 net income was insignificant.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Cost of Policies Produced

     Costs which vary with and are primarily related to the acquisition of new business are deferred to the extent that such costs are deemed recoverable. These costs include commissions, certain costs of policy issuance and underwriting and certain agency expenses. For traditional life and health contracts, deferred costs are amortized with interest in relation to future anticipated premium revenue using the same assumptions that are used in calculating the insurance liabilities. For immediate annuities with mortality risks, deferred costs are amortized in relation to the present value of benefits to be paid. For universal life-type, interest-sensitive and investment-type contracts, deferred costs are amortized in relation to the present value of expected gross profits from these contracts, discounted using the interest rate credited to the policy (currently, 5 percent to 8 percent).

     Recoverability of the unamortized balance of cost of policies produced is evaluated regularly and considers anticipated investment income. For universal life-type contracts and investment-type contracts, the accumulated amortization is adjusted (whether an increase or a decrease) whenever there is a change in the estimated gross profits expected over the life of a block of business in order to maintain a constant relationship between amortization and the present value (discounted at the rate of interest that accrues to the policies) of expected gross profits. For traditional and most other contracts, the unamortized asset balance is reduced by a charge to income only when the sum of the present value of discounted future cash flows and the policy liabilities is not sufficient to cover such asset balance.

     Goodwill

     Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets. Goodwill is amortized on the straight-line basis over a 40-year period. The Company continually monitors the value of the goodwill based on estimates of future earnings. The Company determines whether goodwill is fully recoverable from projected undiscounted net cash flows from earnings of the subsidiaries over the remaining amortization period. If it is determined that changes in such projected cash flows no longer supported the recoverability of goodwill over the remaining amortization period, the Company would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred). Cash flows considered in such an analysis are those of the business acquired, if separately identifiable, or the business segment that acquired the business if such earnings are not separately identifiable.

     Insurance Liabilities, Recognition of Insurance Policy Income and Related Benefits and Expenses

     Reserves for traditional and limited-payment life insurance contracts are generally calculated using the net level premium method based on assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. The assumptions are based on projections using past and expected experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

     Reserves for universal life-type and investment-type contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed. Additional increases to insurance liabilities are made if future cash flows including investment income are insufficient to cover future benefits and expenses.

     For investment-type contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and for contracts that permit the Company or the insured to make changes in the contract terms (such as single- premium whole life and universal life), premium deposits and benefit payments are recorded as increases or decreases in a liability account rather than as revenue and expense. Amounts charged against the liability account for the cost of insurance, policy administration and surrender penalties are recorded as revenues. Interest credited to the liability account and benefit payments made in excess of the contract liability account balance are charged to expense.

     For traditional life insurance contracts, premiums are recognized as income when due. Benefits and expenses are associated with earned premiums resulting in their level recognition over the premium paying period of the contracts. Such recognition is accomplished through the provision for future policy benefits and the amortization of deferred policy acquisition costs.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     For contracts with mortality risk, but with premiums paid for only a limited period (such as single-premium immediate annuities with benefits paid for the life of the annuitant), the accounting treatment is similar to traditional contracts. However, the excess of the gross premium over the net premium is deferred and recognized in relation to the present value of expected future benefit payments.

     Liabilities for incurred claims are determined using historical experience and represent an estimate of the present value of the ultimate net cost of all reported and unreported claims. Management believes these estimates are adequate. Such estimates are periodically reviewed and any adjustments are reflected in current operations.

     For participating policies, the amount of dividends to be paid (which are not significant) is determined annually by the Company. The portion of the earnings allocated to participating policyholders is recorded as an insurance liability.

     Reinsurance

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid over such limit by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $.5 million.

     Assets and liabilities related to insurance contracts are reported before the effects of reinsurance. Reinsurance receivables and prepaid reinsurance premiums (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities relating to the underlying reinsured insurance contracts.

     Income Taxes

     Income  tax  expense   includes   deferred  taxes  arising  from  temporary
differences between the tax and financial reporting basis of assets and liabilities. This liability method of accounting for income taxes also requires the Company to reflect in income the effect of a tax rate change on accumulated deferred income taxes in the period in which the change is enacted.

     In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences become deductible. If future income does not occur as expected, deferred income taxes may need to be written off.

     Comprehensive Income

     As of December 31, 1997, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130"). SFAS 130 establishes standards for reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in shareholders' equity (except those arising from transactions with shareholders) and includes net income and net unrealized gains (losses) on securities. The new standard requires only additional disclosures in the consolidated financial statements; it does not affect the financial position or results of operations.

     Comprehensive income excludes net investment gains (losses) included in net income of: (i) $(3.9) million (after income taxes of $(2.1) million) in 1997;
(ii) $.2 million (after income taxes of $.1 million) in 1996; (iii) $1.4 million (after income taxes of $.7 million) in the four months ended December 31, 1995; and (iv) $2.2 million (after income taxes of $1.2 million) in the eight months ended August 31, 1995.

     Fair Values of Financial Instruments

     The following methods and assumptions were used by the Company in determining estimated fair values of financial instruments:

     Investment  securities:   The  estimated  fair  values  of  fixed  maturity
     securities (including redeemable preferred stocks), equity

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     securities and trading securities are based on quotes from independent pricing services, where available. For investment securities for which such quotes are not available, the estimated fair values are obtained from broker-dealer market makers or by discounting expected future cash flows using current market interest rates appropriate for the yield, credit quality of the investments and for fixed maturities, the maturity of the investments being priced.

     Mortgage loans, credit-tenant loans and policy loans: The estimated fair values of mortgage loans, credit-tenant loans and policy loans are determined by discounting future expected cash flows using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Other invested assets: The estimated fair values of these assets have been assumed to be equal to their carrying value. Such value is believed to be a reasonable approximation of the fair value of these investments.

     Short-term investments: The estimated fair values of short-term investments are based on quoted market prices, where available. The carrying amount reported on the balance sheet for these assets approximates their estimated fair value.

     Insurance liabilities for investment contracts: The estimated fair values of liabilities under investment-type insurance contracts are determined using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

     Investment borrowings: Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

     The estimated fair values of financial instruments are as follows:

                                                                          1997                            1996
                                                                  ----------------------         ----------------------
                                                                  Carrying        Fair           Carrying        Fair
                                                                   Amount         Value           Amount         Value
                                                                   ------         -----           ------         -----
                                                                                   (Dollars in millions)
     Financial assets held for purposes other than trading:
       Actively managed fixed maturity securities...........      $1,734.0      $1,734.0          $1,795.1     $1,795.1
       Mortgage loans.......................................          57.2          61.2              77.3         77.0
       Credit-tenant loans..................................          88.9          93.4              93.4         92.5
       Policy loans.........................................          80.6          80.6              80.8         80.8
       Other invested assets................................          88.2          88.2              89.0         89.0
       Short-term investments...............................          49.5          49.5              14.8         14.8

     Financial liabilities held for purposes other than
       trading:
         Insurance liabilities for investment contracts (1).       1,177.5       1,177.5          $1,282.1     $1,282.1
         Investment borrowings..............................          61.0          61.0              48.4         48.4


       (1) The estimated fair value of the liabilities for investment contracts was approximately equal to its carrying value at December 31, 1997 and 1996, because interest rates credited on the vast majority of account balances approximate current rates paid on similar investments and because these rates are not generally guaranteed beyond one year. The Company is not required to disclose fair values for insurance liabilities, other than those for investment contracts. However, the Company takes into consideration the estimated fair values of all insurance liabilities in its overall management of interest rate risk. The Company attempts to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" ("SFAS 125") was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. SFAS 125 is effective for 1997 financial statements; however, certain provisions

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have any effect on the Company's financial position or results of operations. The adoption of provisions effective in 1998 are not expected to have a material effect on the Company's financial position or results of operations.

     Statement of Financial Accounting Standards No. 131, "Disclosures about Segments of an Enterprise and Related Information" ("SFAS 131") establishes new standards for reporting about operating segments and products and services, geographic areas and major customers. Under SFAS 131, segments are to be defined consistent with the basis management uses internally to assess performance and allocate resources. Implementing SFAS 131 will have no impact on the consolidated amounts the Company reports. SFAS 131 is effective for the Company's December 31, 1998 financial statements.

     Statement of Financial Accounting Standards No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits" ("SFAS 132") was issued in February 1998 and revises current disclosure requirements for employers' pensions and other retiree benefits. SFAS 132 will have no effect on the Company's financial position or results of operations. SFAS 132 is effective for the Company's December 31, 1998 financial statements.

     Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SOP 97-3") was issued by the American Institute of Certified Public Accountants in December 1997 and provides guidance for determining when an insurance company or other enterprise should recognize a liability for guaranty-fund assessments and guidance for measuring the liability. The statement is effective for 1999 financial statements with early adoption permitted. The adoption of this statement is not expected to have a material effect on the Company's financial position or results of operations.

2.   INVESTMENTS

     At December 31, 1997, the amortized cost and estimated fair value of actively managed fixed maturity securities were as follows:

                                                                                Gross          Gross          Estimated
                                                               Amortized     unrealized     unrealized          fair
                                                                 cost           gains         losses            value
                                                                 ----           -----         ------            -----
                                                                                 (Dollars in millions)
   United States Treasury securities and obligations
      of United States government corporations and
      agencies............................................     $   28.0         $  .7          $ -           $   28.7
   Obligations of state and political subdivisions........         20.5           1.1             .1             21.5
   Debt securities issued by foreign governments..........         18.5            .1            1.2             17.4
   Public utility securities..............................        184.6           3.5            2.3            185.8
   Other corporate securities.............................        902.0          26.6            7.8            920.8
   Mortgage-backed securities.............................        551.6           8.6             .4            559.8
                                                               --------         -----          -----         --------

      Total...............................................     $1,705.2         $40.6          $11.8         $1,734.0
                                                               ========         =====          =====         ========

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     At December 31, 1996, the amortized cost and estimated fair value of actively managed fixed maturity securities were as follows:

                                                                                Gross          Gross          Estimated
                                                               Amortized     unrealized     unrealized          fair
                                                                 cost           gains         losses            value
                                                                 ----           -----         ------            -----
                                                                                 (Dollars in millions)
   United States Treasury securities and obligations
      of United States government corporations and
      agencies............................................     $   29.9         $  .3         $  .3            $   29.9
   Obligations of state and political subdivisions........          6.1            .1            .1                 6.1
   Debt securities issued by foreign governments..........         11.6           -              .5                11.1
   Public utility securities..............................        234.8           2.4           7.0               230.2
   Other corporate securities.............................        950.1          10.9          17.6               943.4
   Mortgage-backed securities.............................        578.3           2.3           6.2               574.4
                                                               --------         -----         -----            --------

      Total...............................................     $1,810.8         $16.0         $31.7            $1,795.1
                                                               ========         =====         =====            ========


     Actively managed fixed maturity securities, summarized by the source of their estimated fair value, were as follows at December 31, 1997:

                                                                                                      Estimated
                                                                                     Amortized          fair
                                                                                       cost             value
                                                                                       ----             -----
                                                                                         (Dollars in millions)

Nationally recognized pricing services..........................................     $1,416.9        $1,441.2
Broker-dealer market makers.....................................................        143.6           146.2
Internally developed methods (calculated based
   on a weighted-average current market yield of 8.0 percent)...................        144.7           146.6
                                                                                     --------        --------

         Total .................................................................     $1,705.2        $1,734.0
                                                                                     ========        ========

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     The following table sets forth actively managed fixed maturity securities at December 31, 1997, classified by rating categories. The category assigned is the highest rating by a nationally recognized statistical rating organization or, as to $42.4 million fair value of fixed maturity securities not rated by such firms, the rating assigned by the National Association of Insurance Commissioners ("NAIC"). For the purposes of this table, NAIC Class 1 is included in the "A" rating; Class 2, "BBB-"; Class 3, "BB-"; and Classes 4-6, "B+ and below":

                                                                                           Percent of       Percent of
Investment                                                                                    fixed           total
  Rating                                                                                   maturities      investments
  ------                                                                                   ----------      -----------
AAA...................................................................................         39%              27%
AA....................................................................................          7                5
A.....................................................................................         18               13
BBB+..................................................................................          8                6
BBB...................................................................................         12                8
BBB-..................................................................................          8                5
                                                                                              ---               --

     Investment-grade.................................................................         92               64
                                                                                              ---              ---

BB+...................................................................................          2                1
BB....................................................................................          2                1
BB-...................................................................................          1                1
B+ and below .........................................................................          3                2
                                                                                              ---               --

     Below investment-grade...........................................................          8                5
                                                                                              ---               --

         Total actively managed fixed maturities......................................        100%              69%
                                                                                              ===               ==


     Below   investment-grade   actively  managed  fixed  maturity   securities,
summarized by the amount their amortized cost exceeds fair value, were as follows at December 31, 1997:

                                                                                                            Estimated
                                                                                         Amortized            fair
                                                                                           cost               value
                                                                                           ----               -----
                                                                                             (Dollars in millions)
Amortized cost exceeds fair value by more than 30%..................................       $  1.0              $   .5
Amortized cost exceeds fair value by more than 15% but not more than 30%............         14.8                11.8
Amortized cost exceeds fair value by more than 5% but not more than 15%.............         15.5                14.0
All others..........................................................................        104.5               106.0
                                                                                           ------              ------

         Total below investment-grade fixed maturity investments....................       $135.8              $132.3
                                                                                           ======              ======

     The Company had $.3 million of fixed maturity investments in substantive default and no fixed maturities in technical default as of December 31, 1997. The Company recorded writedowns of fixed maturity investments and other invested assets totaling $.3 million in 1997, $.8 million in 1996 and $1.6 million in 1995, as a result of changes in conditions which caused it to conclude the decline in the fair value of the investment was other than temporary. As of December 31, 1997, there were no fixed maturity investments about which the Company had serious doubts as to the ability of the issuer to comply with the contractual terms of their obligations on a timely basis. Investment income foregone due to defaulted securities was not significant in 1997, 1996 or 1995.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Actively managed fixed maturity securities at December 31, 1997, summarized by contractual maturity date, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because most mortgage-backed securities provide for periodic payments throughout their lives.

                                                                                                       Estimated
                                                                                       Amortized          fair
                                                                                         cost             value
                                                                                         ----             -----
                                                                                           (Dollars in millions)
Due in one year or less.........................................................       $    5.8        $    5.9
Due after one year through five years...........................................          103.0           101.3
Due after five years through ten years..........................................          357.4           360.5
Due after ten years.............................................................          687.4           706.5
                                                                                       --------        --------

       Subtotal.................................................................        1,153.6         1,174.2
Mortgage-backed securities......................................................          551.6           559.8
                                                                                       --------        --------

       Total ...................................................................       $1,705.2        $1,734.0
                                                                                       ========        ========

     Net investment income consisted of the following:


                                                          Year           Year       Four months     Eight months
                                                          ended          ended         ended            ended
                                                      December 31,   December 31,   December 31,     August 31,
                                                          1997           1996           1995            1995
                                                          ----           ----           ----            ----
                                                                          (Dollars in millions)
Actively managed fixed maturity securities.......        $133.6         $146.4           $53.9         $110.2
Mortgage loans...................................           8.8           11.8             4.8            8.0
Credit-tenant loans .............................           7.6            7.2             1.7            4.1
Policy loans.....................................           5.4            5.0             1.9            3.5
Short-term investments...........................           3.4            2.3              .8            1.9
Other invested assets............................           9.4           11.4              .3            1.6
Separate accounts................................          55.7           35.6            11.3            7.9
                                                          -----         ------           -----         ------

     Gross investment income.....................         223.9          219.7            74.7          137.2
Investment expenses..............................           1.3            1.3              .5             .8
                                                         ------         ------           -----         ------

     Net investment income.......................        $222.6         $218.4           $74.2         $136.4
                                                         ======         ======           =====         ======

     The Company had insignificant fixed maturity investments and mortgage loans that were not accruing investment income in 1997, 1996 and 1995.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     The proceeds from sales of actively managed fixed maturity securities were $739.4 million in 1997, $938.3 million in 1996 and $918.5 million in 1995. Net investment gains consisted of the following:

                                                          Year           Year        Four months    Eight months
                                                          ended          ended          ended           ended
                                                      December 31,   December 31,   December 31,     August 31,
                                                          1997           1996           1995            1995
                                                          ----           ----           ----            ----
                                                                          (Dollars in millions)

Fixed maturities:
   Gross gains...................................         $20.6          $16.6           $16.5          $14.4
   Gross losses..................................          (5.1)          (9.2)           (2.2)          (2.3)
   Other than temporary decline in fair value....           (.3)           (.2)            (.4)          (1.2)
                                                          -----          -----           -----          -----

     Net investment gains from fixed maturities
       before expenses...........................          15.2            7.2            13.9           10.9
Mortgage loans...................................           (.2)            -               -             (.2)
Other  ..........................................           2.4             -               -            (1.0)
Other than temporary decline in fair value.......            -             (.6)             -              -
                                                          -----          -----           -----          -----

     Net investment gains before expenses........          17.4            6.6            13.9            9.7
Investment gain expenses.........................           4.1            3.9             1.4            2.4
                                                          -----          -----           -----          -----

     Net investment gains........................         $13.3          $ 2.7           $12.5          $ 7.3
                                                          =====          =====           =====          =====

     The change in net unrealized appreciation (depreciation) on investments consisted of the following:

                                                          Year           Year        Four months    Eight months
                                                          ended          ended          ended           ended
                                                      December 31,   December 31,   December 31,     August 31,
                                                          1997           1996           1995            1995
                                                          ----           ----           ----            ----
                                                                          (Dollars in millions)
Actively managed fixed maturities................       $  44.5       $(66.5)            $45.5         $164.1
Other invested assets............................           1.1         (1.3)               .1            5.1
                                                        -------       ------            ------         ------

         Subtotal................................          45.6        (67.8)             45.6          169.2
Less effect on other balance sheet accounts:
   Cost of policies purchased....................         (21.2)        36.6             (26.3)         (64.1)
   Cost of policies produced.....................          (3.9)         4.5              (2.7)         (12.0)
   Income taxes..................................          (7.2)         9.7              (6.1)         (34.1)
                                                        -------       ------            ------         ------

Change in net unrealized appreciation
   (depreciation) of securities..................       $  13.3       $(17.0)            $10.5         $ 59.0
                                                        =======       ======             =====         ======


     Investments in mortgage-backed securities at December 31, 1997, included collateralized mortgage obligations ("CMOs") of $194.2 million and mortgage-backed pass-through securities of $365.6 million. CMOs are securities backed by pools of pass-through securities and/or mortgages that are segregated into sections or "tranches." These securities provide for sequential retirement of principal, rather than the pro rata share of principal return which occurs through regular monthly principal payments on pass-through securities.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     The following table sets forth the par value, amortized cost and estimated fair value of investments in mortgage-backed securities including CMOs at December 31, 1997, summarized by interest rates on the underlying collateral:

                                                                                   Par       Amortized      Estimated
                                                                                  value        cost        fair value
                                                                                  -----        ----        -----------
                                                                                        (Dollars in millions)
Below 7 percent .....................................................            $218.9        $216.2          $218.9
7 percent - 8 percent................................................             228.4         232.5           235.5
8 percent - 9 percent................................................              63.9          62.6            64.2
9 percent and above..................................................              38.9          40.3            41.2
                                                                                 ------        ------          ------

     Total mortgage-backed securities................................            $550.1        $551.6          $559.8
                                                                                 ======        ======          ======

     The amortized cost and estimated fair value of mortgage-backed securities including CMOs at December 31, 1997, summarized by type of security were as follows:

                                                                                          Estimated fair value
                                                                                          --------------------
                                                                                                        Percent
                                                                              Amortized                of fixed
                                                                                cost        Amount    maturities
                                                                                ----        ------    ----------
Type                                                                          (Dollars in millions)
----
Pass-throughs and sequential and targeted amortization classes...........       $455.4       $462.2        26%
Planned amortization classes and accretion directed bonds................         67.6         68.7         4
Subordinated classes ....................................................         28.6         28.9         2
                                                                                ------       -------       --

         Total mortgage-backed securities................................       $551.6       $559.8        32%
                                                                                ======       ======        ==

     At December 31, 1997, approximately 84 percent of the estimated fair value of the Company's mortgage-backed securities was determined by nationally recognized pricing services, 6 percent was determined by broker-dealer market makers, and 10 percent was determined by internally developed methods. The call-adjusted modified duration of the Company's mortgage-backed securities was
4.8 years at December 31, 1997.

       At December 31, 1997, no mortgage loans or credit-tenant loans had defaulted as to principal or interest for more than 60 days, had been converted to foreclosed real estate or had been restructured while the Company owned them. Mortgage loans of $1.1 million were in foreclosure at December 31, 1997. At December 31, 1997, the Company had a loan loss reserve of $.8 million. Approximately 35 percent, 20 percent, 9 percent and 9 percent of the mortgage loan balance were on properties located in California, Texas, Kentucky and Florida, respectively. No other state comprised greater than 5 percent of the mortgage loan balance.

       As part of its investment strategy, the Company enters into reverse repurchase agreements and dollar roll transactions to increase its return on investments and improve its liquidity. These transactions are accounted for as short-term borrowings collateralized by pledged securities with book values approximately equal to the loan value. Such borrowings averaged approximately $90.4 million during 1997 compared with $115.3 million during 1996. The weighted average interest rate on short-term collateralized borrowings was 4.4 percent and 5.3 percent during 1997 and 1996, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (which was not material at December 31, 1997). The Company believes that the counterparties to its reverse repurchase and dollar roll agreements are financially responsible and that the counterparty risk is minimal.

       Investments on deposit for regulatory authorities as required by law were $18.3 million at December 31, 1997.

       No investments of a single issuer were in excess of 10 percent of shareholder's equity at December 31, 1997, other than investments issued or guaranteed by the United States government.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


3.   INSURANCE LIABILITIES

     Insurance liabilities consisted of the following:

                                                                          Interest
                                            Withdrawal     Mortality        rate        December 31,     December 31,
                                            assumption    assumption     assumption         1997             1996
                                            ----------    ----------     ----------         ----             ----
                                                                                           (Dollars in millions)
Future policy benefits:
  Interest-sensitive products:
     Investment contracts ..............        N/A          N/A            (b)           $1,177.5          $1,282.1
     Universal life-type contracts......        N/A          N/A            N/A              344.6             354.4
                                                                                          --------          --------
         Total interest-sensitive
           products.....................                                                   1,522.1           1,636.5
                                                                                          --------          --------

  Traditional products:
     Traditional life insurance               Company
       contracts........................    experience       (a)            8%               142.8             146.2
     Limited-payment contracts..........       None          (a)            8%               105.5             105.3
                                                                                          --------          --------
         Total traditional products.....                                                     248.3             251.5
                                                                                          --------          --------

Claims payable and other policyholder
  funds.................................        N/A          N/A            N/A               62.5              69.5
Liabilities related to separate
  accounts..............................        N/A          N/A            N/A              402.1             232.4
                                                                                          --------          --------

         Total insurance liabilities....                                                  $2,235.0          $2,189.9
                                                                                          ========          ========
--------------------

(a) Principally modifications of the 1975-80 Basic Table, Select and Ultimate Table.

(b) At December 31, 1997 and 1996, approximately 97 percent of this liability represented account balances where future benefits were not guaranteed. The weighted average interest rate on the remainder of the liabilities, representing the present value of guaranteed future benefits, was approximately 6.4 percent at December 31, 1997.

     Participating policies represented approximately 4.1 percent, 3.5 percent and 3.7 percent of total life insurance in force at December 31, 1997, 1996 and 1995, respectively, and approximately 2.9 percent, 2.7 percent and 2.4 percent of premium income for 1997, 1996 and 1995, respectively. Dividends on participating policies amounted to $2.1 million, $1.9 million and $1.8 million in 1997, 1996 and 1995, respectively.

4.   REINSURANCE

     Cost of reinsurance ceded where the reinsured policy contains mortality risks totaled $24.2 million in 1997, $24.6 million in 1996, and $29.1 million in 1995. This cost was deducted from insurance premium revenue. The Company is contingently liable for claims reinsured if the assuming company is unable to pay. Reinsurance recoveries netted against insurance policy benefits totaled $14.9 million in 1997, $19.4 million in 1996 and $19.5 million in 1995.

     Effective October 1, 1995, Western National Life Insurance Company, a former subsidiary of Conseco, recaptured certain annuity businesses ceded to the Company through a reinsurance agreement. Reserves related to these policies totaled $72.8 million. Recapture fees of $.7 million were recognized as income during the four months ended December 31, 1995.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     The Company's reinsurance receivable balance at December 31, 1997 relates to many reinsurers. No balance from a single reinsurer exceeds $6.5 million.

5.   INCOME TAXES

     Income tax liabilities consisted of the following:

                                                                                             December 31,
                                                                                      -------------------------
                                                                                      1997                 1996
                                                                                      ----                 ----
                                                                                         (Dollars in millions)
Deferred income tax liabilities:
   Cost of policies purchased and produced...................................         $ 52.2               $60.3
   Investments...............................................................            9.8                (3.3)
   Insurance liabilities.....................................................          (19.5)              (19.7)
   Unrealized appreciation (depreciation)....................................            4.7                (2.5)
   Other.....................................................................           (4.0)               (5.0)
                                                                                      ------               -----

       Deferred income tax liabilities.......................................           43.2                29.8
Current income tax liabilities...............................................            1.0                  -
                                                                                      ------               -----

       Income tax liabilities................................................        $  44.2               $29.8
                                                                                     =======               =====

Income tax expense was as follows:

                                                          Year           Year        Four months   Eight months
                                                          ended          ended          ended          ended
                                                      December 31,   December 31,   December 31,    August 31,
                                                          1997           1996           1995           1995
                                                          ----           ----           ----           ----
                                                                          (Dollars in millions)
Current tax provision...............................      $16.3          $10.5           $11.9         $19.9
Deferred tax provision (benefit)....................        5.8            4.9            (2.2)         (3.4)
                                                          -----          -----           -----         -----

       Income tax expense...........................      $22.1          $15.4          $  9.7         $16.5
                                                          =====          =====          ======         =====

     Income tax expense differed from that computed at the applicable statutory rate of 35 percent for the following reasons:


                                                          Year           Year        Four months   Eight months
                                                          ended          ended          ended          ended
                                                      December 31,   December 31,   December 31,    August 31,
                                                          1997           1996           1995           1995
                                                          ----           ----           ----           ----
                                                                          (Dollars in millions)
Federal tax on income before income taxes at
   statutory rate....................................     $21.5          $14.4          $9.0           $15.6
State taxes and other................................        .4             .6            .5              .4
Nondeductible items..................................        .2             .4            .2              .5
                                                          -----          -----          ----           -----

     Income tax expense..............................     $22.1          $15.4          $9.7           $16.5
                                                          =====          =====          ====           =====

                                      F-21

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     During 1997, the Internal Revenue Service completed its examination of the Company for the 1994 tax year and such examination did not result in any significant adjustments.

6.   RELATED PARTY TRANSACTIONS

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) were based on negotiated rates for periods prior to January 1, 1996. Pursuant to new service agreements effective January 1, 1996, such fees are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreement were $36.7 million in 1997, $44.1 million in 1996 and $26.6 million in 1995.

     During 1997 and 1996, the Company purchased $11.2 million and $31.5 million par value, respectively, of senior subordinated notes issued by subsidiaries of Conseco. Such notes had a carrying value of $29.8 million and $34.7 million at December 31, 1997 and 1996, respectively, and are classified as "other invested assets" in the accompanying balance sheet. In addition, during 1997, a subsidiary of Conseco redeemed $16.5 million par value of such notes which were purchased in 1996. During 1996, the Company forgave receivables from Conseco totaling $9.9 million. This transaction is reflected as a dividend to Conseco in the accompanying statement of shareholder's equity.

7.   OTHER OPERATING INFORMATION

     Insurance policy income consisted of the following:

                                                            Year           Year         Four months   Eight months
                                                            ended          ended          ended           ended
                                                        December 31,   December 31,    December 31,    August 31,
                                                            1997           1996            1995           1995
                                                            ----           ----            ----           ----
                                                                           (Dollars in millions)
Direct premiums collected............................     $  309.6        $241.3          $ 82.8         $158.6
Reinsurance assumed..................................         14.9           1.7              .7            2.0
Reinsurance ceded....................................        (24.2)        (24.6)          (11.2)         (17.9)
                                                          --------        ------           -----          ------

     Premiums collected, net of reinsurance..........        300.3         218.4            72.3          142.7
Less premiums on universal life and products without
   mortality risk which are recorded as additions to
   insurance liabilities.............................       (255.9)       (169.8)          (50.8)        (104.4)
                                                          --------        ------           -----         ------
     Premiums on products with mortality and
       morbidity risk, recorded as insurance policy
       income........................................         44.4          48.6            21.5           38.3
Fees and surrender charges...........................         31.3          32.8            10.3           22.2
                                                          --------        ------           -----         ------

       Insurance policy income.......................     $   75.7        $ 81.4          $ 31.8         $ 60.5
                                                          ========        ======          ======         ======

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



     The four states with the largest shares of the Company's premiums collected in 1997 were Texas (27 percent), Florida (17 percent), California (13 percent) and Michigan (6 percent). No other state's premiums collected exceeded 5 percent.

     Other operating costs and expenses were as follows:

                                                            Year           Year         Four months   Eight months
                                                            ended          ended          ended           ended
                                                        December 31,   December 31,    December 31,    August 31,
                                                            1997           1996            1995           1995
                                                            ----           ----            ----           ----
                                                                           (Dollars in millions)
Policy maintenance expense...........................       $18.1          $37.8           $ 6.5          $14.0
State premium taxes and guaranty assessments.........         2.0            4.4             1.6            1.1
Commission expense...................................         8.1           12.1             5.0            8.6
                                                            -----          -----           -----          -----

       Other operating costs and expenses............       $28.2          $54.3           $13.1          $23.7
                                                            =====          =====           =====          =====

     Anticipated returns from the investment of policyholder balances are considered in determining the amortization of the cost of policies purchased and cost of policies produced. The sales of fixed maturity investments during 1997, 1996 and 1995 changed the incidence of profits on such policies because investment gains and losses were recognized currently and the expected future yields on the investment of policyholder balances were affected. Accordingly, amortization of the cost of policies purchased and cost of policies produced was increased by $14.2 million in 1997, $2.5 million in 1996, $10.0 million in the four months ended December 31, 1995 and $4.3 million for the eight months ended August 31, 1995.

     The changes in the cost of policies purchased were as follows:

                                                            Year           Year         Four months   Eight months
                                                            ended          ended           ended          ended
                                                        December 31,   December 31,    December 31,    August 31,
                                                            1997           1996            1995           1995
                                                            ----           ----            ----           ----
                                                                           (Dollars in millions)
Balance, beginning of period...........................     $143.0          $120.0         $159.0         $173.9
   Amortization related to operations:
     Cash flow realized................................      (18.2)          (26.2)          (9.4)         (19.1)
     Interest added....................................       11.8            13.1            5.0           12.7
   Amortization related to sales of fixed maturity
     investments.......................................      (13.8)           (2.2)          (8.3)          (3.4)
   Amounts related to fair value adjustment of
     actively managed fixed maturity securities........      (21.2)           36.6          (26.3)         (64.1)
   Adjustment of balance due to new accounting
     basis and other...................................         -              1.7             -            59.0
                                                            ------          ------         ------         ------

Balance, end of period.................................     $101.6          $143.0         $120.0         $159.0
                                                            ======          ======         ======         ======

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Based on current conditions and assumptions as to future events on all policies in force, approximately 10 percent, 10 percent, 10 percent, 10 percent and 11 percent of the cost of policies purchased as of December 31, 1997, are expected to be amortized in each of the next five years, respectively. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.6 percent to 8.0 percent and averaged 5.8 percent.

     The changes in the cost of policies produced were as follows:


                                                            Year           Year         Four months   Eight months
                                                            ended          ended           ended          ended
                                                        December 31,   December 31,    December 31,    August 31,
                                                            1997           1996            1995           1995
                                                            ----           ----            ----           ----
                                                                           (Dollars in millions)
Balance, beginning of period..........................     $38.2           $24.0          $25.9        $  63.2
   Additions..........................................      31.8            13.2            3.0            6.6
   Amortization related to operations.................      (5.0)           (3.2)           (.5)          (4.0)
   Amortization related to sales of fixed maturity
     investments......................................       (.4)            (.3)          (1.7)           (.9)
   Amounts related to fair value adjustment of
     actively managed fixed maturity securities.......      (3.9)            4.5           (2.7)         (12.0)
   Adjustment of balance due to new accounting basis..        -               -              -           (27.0)
                                                           -----           -----          -----        -------

Balance, end of period................................     $60.7           $38.2          $24.0        $  25.9
                                                           =====           =====          =====        =======

8.   STATEMENT OF CASH FLOWS

     Income taxes paid during 1997, 1996, and 1995, were $14.8 million, $18.1 million and $19.3 million, respectively.

     Short-term investments having original maturities of three months or less are considered to be cash equivalents. All cash is invested in short-term investments.

9.   STATUTORY INFORMATION

     Statutory accounting practices prescribed or permitted for insurance companies by regulatory authorities differ from generally accepted accounting principles. The Company reported the following amounts to regulatory agencies:

                                                                                          December 31,
                                                                                     --------------------
                                                                                     1997            1996
                                                                                     ----            ----
                                                                                      (Dollars in millions)
   Statutory capital and surplus..................................................   $140.7          $140.3
   Asset valuation reserve........................................................     29.2            28.7
   Interest maintenance reserve...................................................     68.8            63.1
                                                                                     ------          ------

       Total......................................................................   $238.7          $232.1
                                                                                     ======          ======

     The Company's statutory net income was $32.7 million, $32.6 million and $38.4 million in 1997, 1996 and 1995, respectively.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. Approximately $32.9 million of the Company's net assets at December 31, 1997, are available for distribution in 1998 without permission of state regulatory authorities.



                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


     (a) The financial statements of Great American Reserve Insurance Company and Great American Reserve Variable Annuity Account C are contained in Part B of this Registration Statement.


     (b)  Exhibits

        (1) -Resolution of the Board of Directors of Great American Reserve authorizing the reorganization of Separate Account dated July 27, 1992, incorporated by reference herein to Form N-14 Registration Statement of Separate Account and Conseco Series Trust (File No. 33-52288) filed on September 22, 1992.

        (2)  -Not Applicable.

        (3) -Form of Principal Underwriting Agreement by and among Great American Reserve, Variable Account and GARCO Equity Sales, incorporated herein by reference to Form N-14 Registration Statement of Variable Account and Conseco Series Trust (File No. 33-52288) filed on September 22, 1992.

        (4)(a) -- Form of Stipulated Single Premium Deferred Fixed/Variable Annuity Contract, incorporated herein by reference to Exhibit No. 6(a) to Pre-effective Amendment No. 1 to the Registration Statement Form N-3 (File No. 33-2460) April 18, 1986.

        (4)(b) -- Form of Individual Flexible Premium Deferred Fixed/Variable Annuity Contract, incorporated herein by reference to Exhibit No. 6(b) to Pre-effective Amendment No. 1 to the Registration Statement on Form N-3 (File No. 33-
             2460) April 18, 1986.

        (5)(a) -- Application for Contracts listed at Exhibits 6(a) and 6(b), incorporated herein by reference to Exhibit No. 7(a) to Pre-effective Amendment No. 1 to the Registration Statement on Form N-3 (File No. 33-2460) April 18, 1986.

        (6) (i) -Articles of Incorporation of Great  American Reserve.**

        (6) (ii) -By Laws of Great American Reserve.**

        (7)  -Not Applicable.

        (8) (i) Form of Fund Participation Agreement by and among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.*

           (ii) Form of Fund Participation Agreement by and among Great Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.*

          (iii) Form of Fund Participation Agreement by and between Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.*

           (iv) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.*

            (v) Form of Fund Participation Agreement by and between Lord
                Abbett Series Fund, Inc., Lord, Abbett and Co. and Great American Reserve Insurance Company.*

           (vi) Form of Fund Participation Agreement by and between American Century Investment Services, Inc. and Great American Reserve Insurance Company.*

          (vii) Form of Fund Participation Agreement between INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and the Company.**

         (9)  -Opinion and Consent of Counsel.

        (10) -- Consent of Independent Accountants.

        (11) -- Not Applicable.

        (12) -- None.

        (13) -- Schedule for computation of performance  quotations.

        (27) -- Not Applicable.

*Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, File Nos. 333-40309/811-08483 filed electronically on February 3, 1998.

**Incorporated by reference to Form N-4, Great American Reserve Variable Annuity Account G, File Nos 333-00373/811-07501, filed electronically on January 23, 1996.

ITEM 25.  DIRECTORS AND OFFICERS OF GREAT AMERICAN RESERVE

     The following table sets forth certain information regarding the executive officers of Great American Reserve who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 N. Pennsylvania Street, Carmel, IN 46032.

                                      Positions and Offices
             Name                      with Great American Reserve
- ------------------------              ----------------------------

 Ngaire E. Cuneo                      Director

 Stephen C. Hilbert                   Director and Chairman of the Board


 Thomas J. Kilian                     Director and President

 Rollin M. Dick                       Director, Executive Vice President
                                      and Chief Financial Officer

 John J. Sabl                         Director, Executive Vice President,
                                      General Counsel and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):


     CONSECO, INC. (Indiana) - (publicly traded)


          CIHC, Incorporated (Delaware)


               Bankers National Life Insurance Company (Texas)

                    National Fidelity Life Insurance Company (Missouri)

               Bankers Life Insurance Company of Illinois (Illinois)

                   Bankers Life & Casualty Company (Illinois)

                         Certified Life Insurance Company (California)


               Jefferson National Life Insurance Company of Texas (Texas)

                   Beneficial Standard Life Insurance Company (California)

     Great American Reserve Insurance Company (Texas)


American Life Holdings, Inc. (Delaware)


     American Life Holding Company (Delaware)

          American Life and Casualty Insurance Company (Iowa)

               Vulcan Life Insurance Company (Alabama) - (98%)



Life Partners Group, Inc. (Delaware)

     Wabash Life Insurance Company (Kentucky)

          Massachusetts General Life Insurance Company (Massachusetts)

          Philadelphia Life Insurance Company (Pennsylvania)

               Lamar Life Insurance Company (Mississippi)

American Travellers Life Insurance Company (Pennsylvania)

     United General Life Insurance Company (Texas)

     American Travellers Insurance Company of New York (New York)

Intermediate Holdings, Inc. (Delaware)

     THD, Inc. (Delaware)

     TLIC Life Insurance Company (Texas)

          Transport Life Insurance Company (Texas)

               Continental Life Insurance Company (Texas)

Capitol American Financial Corporation (Ohio)

     Capitol Insurance Company of Ohio (Ohio)

     Capitol American Life Insurance Company (Arizona)

               Frontier National Life Insurance Company (Ohio)

               Capitol National Life Insurance Company (Ohio)

          Conseco Capital Management, Inc. (Delaware)

          Conseco Equity Sales, Inc. (Texas)

          Conseco Financial Services, Inc. (Pennsylvania)

          Conseco Marketing, LLC (Indiana)

          Conseco Services, LLC (Indiana)

          Lincoln American Life Insurance Company (Tennessee)

          Marketing Distribution Systems, Consulting Group, Inc. (Delaware)

               MDS of New Jersey, Inc. (New Jersey)

               MDS Securities Incorporated (Delaware)

               Bankmark School of Business, Inc. (Delaware)

          Conseco Series Trust (Massachusetts)*

          Conseco Fund Group (Massachusetts) (publicly held)**


* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Great American Reserve Variable Annuity Account C, Great American Reserve Variable Annuity Account E and Great American Reserve Variable Annuity Account F, each being segregated asset accounts established pursuant to Texas law by Bankers National Life Insurance Company and Great American Reserve Insurance Company, respectively.

** The shares of the Conseco Fund Group are sold to the public; Conseco affiliates currently hold in excess of 95% of its shares.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of March 31, 1998, there were 28,498 Contract Owners of qualified contracts and 857 contract owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION

     The Board of Directors of Great American Reserve is indemnified by Great American Reserve against claims and liabilities to which such person may become subject by reason of having been a member of such Board or by reason of any action alleged to have been taken or omitted by him as such member, and the member shall be indemnified for all legal and other expenses reasonably incurred by him in connection with any such claim or liability; however, no indemnification shall be made in connection with any claim or liability unless such person (i) conducted himself in good faith, (ii) in the case of conduct in his official capacity as a member of the Board of Directors, reasonably believed that his conduct was in the best interests of Variable Account, and, in all other cases reasonably believed that his conduct was at least not opposed to the best interests of Variable Account, and (iii) in the case of any criminal proceeding, had no reasonable cause to believe that his conduct was unlawful.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to members of Great American Reserve's Board of Directors, officers and controlling persons of the Registrant pursuant to the provisions described under "Indemnification" or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a member of the Board of Directors, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Variable Account has no officers or employees. Employees of an affiliated company who perform administrative services for the Variable Account are covered by an officers and directors liability policy.

ITEM 29. PRINCIPAL UNDERWRITER

(a) Conseco Equity Sales, Inc. ("Conseco Equity Sales") is the principal underwriter for the following investment companies (other than Registrant):

Great American Reserve Variable Annuity Account E
Great American Reserve Variable Annuity Account F
Great American Reserve Variable Annuity Account G
Conseco Fund Group

(b) The following table sets forth certain information regarding such underwriter's officers and directors. Their address is 11815 N.
Pennsylvania Street, Carmel, IN 46032.

                                          Positions and Offices
        Name                              with Conseco Equity Sales, Inc.
- -----------------------                 --------------------------------

L. Gregory Gloeckner                     President and Director

                                         Senior Vice President,
James S. Adams                           Treasurer and Director

                                         Vice President, Senior Counsel,
William P. Latimer                       Secretary and Director


William T. Devanney, Jr.                Senior Vice President,
                                        Corporate Taxes

Christene H. Darnell                    Vice President, Management
                                        Reporting

Lisa M. Zimmerman                       Assistant Vice President,
                                        Corporate Taxes

Christine E. Monical                    Second Vice President and
                                        Assistant General Counsel


                              Net Underwriting           Compensation on
Name of                       Discounts and              Redemption or             Brokerage
Principal Underwriter         Commissions                Annuitization             Commissions       Compensation*
- ---------------------         -----------                -------------             -----------       -------------
Conseco Equity                 None                      None                       None             None
Sales, Inc.


*Fees paid by Great American Reserve for serving as underwriter

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Great American Reserve Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     1. The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     2. The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     3. The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

     4. The Securities and Exchange Commission (the "SEC") issued the American Counsel of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

     (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

     (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

     (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

     5. Great American Reserve represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Great American Reserve.




                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Carmel, State of Indiana, on this 16th day of April, 1998.


                          GREAT AMERICAN RESERVE VARIABLE ANNUITY
                          ACCOUNT C
                            Registrant


                          By: Great American Reserve Insurance Company




                          By: /S/ THOMAS J. KILIAN
                             -------------------------------------------


                          GREAT AMERICAN RESERVE INSURANCE COMPANY
                              Depositor


                          By: /S/ THOMAS J. KILIAN
                             --------------------------------------------

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                                       Date
- ---------                               -----                                       ----



/S/ STEPHEN C. HILBERT                  Director and Chairman of the Board           4/16/98
- ------------------------------
     Stephen C. Hilbert


/S/ THOMAS J. KILIAN                    Director and President                       4/16/98
- -------------------------             (Principal Executive Officer)
    Thomas J. Kilian


/S/ ROLLIN M. DICK                      Director, Executive Vice President           4/16/98
- --------------------------------      and Chief Financial Officer
    Rollin M. Dick                      (Principal Financial and Accounting
                                        Officer)

                                        Director
- -------------------------------
    Ngaire E. Cuneo

/S/ JOHN J. SABL                                                                     4/16/98
---------------------------------       Director, Executive Vice President,
    John J. Sabl                        General Counsel and Secretary







                                  INDEX TO EXHIBITS

Exhibit                                                   Sequentially
Number                    Exhibit                         Numbered Page
- ------                    -------                         -------------


EX-99.B9      Opinion and Consent of Counsel.

EX-99.B10     Consent of Independent Accountants.

EX-99.B13     Performance Quotations